First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Airlines — 0.2%
117,080	Delta Air Lines, Inc. (a)	$4,581,341

	Auto Components — 4.6%
104,648	Aptiv PLC (a)	18,092,593
601,315	BorgWarner, Inc.	27,101,267
630,272	Gentex Corp.	22,305,326
132,837	Lear Corp.	22,828,038
		90,327,224

	Automobiles — 6.0%
1,467,965	Ford Motor Co. (a)	25,072,842
492,942	General Motors Co. (a)	26,830,833
425,831	Harley-Davidson, Inc.	15,538,573
26,805	Tesla, Inc. (a)	29,860,770
211,655	Thor Industries, Inc.	21,580,344
		118,883,362

	Commercial Services & Supplies — 1.4%
112,381	Copart, Inc. (a)	17,451,645
91,418	IAA, Inc. (a)	5,453,084
141,204	Rollins, Inc.	4,974,617
		27,879,346

	Distributors — 2.7%
85,730	Genuine Parts Co.	11,240,060
413,080	LKQ Corp. (a)	22,752,447
35,890	Pool Corp.	18,489,092
		52,481,599

	Diversified Consumer Services — 3.0%
236,314	Grand Canyon Education, Inc. (a)	18,834,226
1,039,320	H&R Block, Inc.	23,977,112
172,474	Service Corp. International	11,812,744
119,722	Terminix Global Holdings, Inc. (a)	4,846,347
		59,470,429

	Entertainment — 3.2%
201,442	Activision Blizzard, Inc.	15,750,750
97,036	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,414,609
54,743	Live Nation Entertainment, Inc. (a)	5,537,254
25,543	Netflix, Inc. (a)	17,632,588
67,458	Take-Two Interactive Software, Inc. (a)	12,209,898
88,675	World Wrestling Entertainment, Inc., Class A	5,417,156
		61,962,255

	Food & Staples Retailing — 1.7%
57,823	Costco Wholesale Corp.	28,422,317

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
35,794	Walmart, Inc.	$5,348,340
		33,770,657

	Hotels, Restaurants & Leisure — 11.3%
2,103	Booking Holdings, Inc. (a)	5,090,900
328,584	Boyd Gaming Corp. (a)	20,957,087
231,411	Caesars Entertainment, Inc. (a)	25,330,248
11,437	Chipotle Mexican Grill, Inc. (a)	20,346,766
82,246	Choice Hotels International, Inc.	11,565,433
86,582	Churchill Downs, Inc.	19,913,860
68,615	Darden Restaurants, Inc.	9,890,166
21,792	Domino’s Pizza, Inc.	10,655,634
30,437	Expedia Group, Inc. (a)	5,004,147
37,764	Hilton Worldwide Holdings, Inc. (a)	5,436,128
33,687	Marriott International, Inc., Class A (a)	5,390,594
20,687	McDonald’s Corp.	5,079,693
143,430	Penn National Gaming, Inc. (a)	10,269,588
117,379	Six Flags Entertainment Corp. (a)	4,827,798
45,226	Starbucks Corp.	4,797,122
31,112	Vail Resorts, Inc.	10,724,618
230,106	Wendy’s (The) Co.	5,131,364
134,642	Wyndham Hotels & Resorts, Inc.	11,373,210
268,279	Yum China Holdings, Inc.	15,313,365
127,463	Yum! Brands, Inc.	15,925,227
		223,022,948

	Household Durables — 11.2%
309,429	D.R. Horton, Inc.	27,622,727
66,855	Garmin Ltd.	9,600,378
347,674	Leggett & Platt, Inc.	16,288,527
277,359	Lennar Corp., Class A	27,716,485
704,146	Newell Brands, Inc.	16,117,902
3,252	NVR, Inc. (a)	15,917,889
565,829	PulteGroup, Inc.	27,205,058
559,859	Tempur Sealy International, Inc.	24,896,930
469,939	Toll Brothers, Inc.	28,276,230
127,458	Whirlpool Corp.	26,871,970
		220,514,096

	Internet & Direct Marketing Retail — 3.7%
3,164	Amazon.com, Inc. (a)	10,670,368
223,765	eBay, Inc.	17,167,251
74,965	Etsy, Inc. (a)	18,792,976
2,549,845	Qurate Retail, Inc., Series A	26,620,382
		73,250,977

	Leisure Products — 2.8%
55,915	Hasbro, Inc.	5,354,420
559,975	Mattel, Inc. (a)	12,213,055
173,713	Polaris, Inc.	19,968,309

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
181,933	YETI Holdings, Inc. (a)	$17,889,472
		55,425,256

	Media — 6.6%
1,023,755	Discovery, Inc., Class A (a) (b)	23,996,817
647,790	Fox Corp., Class A	25,743,175
283,423	Interpublic Group of (The) Cos., Inc.	10,364,779
441,696	News Corp., Class A	10,114,839
170,984	Nexstar Media Group, Inc., Class A	25,635,631
143,430	Omnicom Group, Inc.	9,764,714
657,630	ViacomCBS, Inc., Class B	23,819,359
		129,439,314

	Multiline Retail — 5.5%
48,993	Dollar General Corp.	10,852,929
162,869	Dollar Tree, Inc. (a)	17,550,764
551,770	Kohl’s Corp.	26,777,398
392,936	Nordstrom, Inc. (a)	11,289,051
258,621	Ollie’s Bargain Outlet Holdings, Inc. (a)	17,498,297
90,861	Target Corp.	23,589,333
		107,557,772

	Personal Products — 0.8%
1,322,289	Coty, Inc., Class A (a)	11,213,011
16,634	Estee Lauder (The) Cos., Inc., Class A	5,394,905
		16,607,916

	Professional Services — 0.8%
812,393	Nielsen Holdings PLC	16,450,958

	Road & Rail — 1.2%
32,174	AMERCO	23,711,916

	Software — 0.3%
70,960	Trade Desk (The), Inc., Class A (a)	5,315,614

	Specialty Retail — 23.3%
49,756	Advance Auto Parts, Inc.	11,220,973
170,719	AutoNation, Inc. (a)	20,677,485
12,243	AutoZone, Inc. (a)	21,851,796
196,637	Best Buy Co., Inc.	24,036,907
36,649	Burlington Stores, Inc. (a)	10,125,752
121,830	CarMax, Inc. (a)	16,680,964
68,936	Carvana Co. (a)	20,900,017
216,942	Dick’s Sporting Goods, Inc. (b)	26,946,366
28,217	Five Below, Inc. (a)	5,567,214
215,110	Floor & Decor Holdings, Inc., Class A (a)	29,237,751
569,051	Foot Locker, Inc.	27,126,661
28,429	GameStop Corp., Class A (a) (b)	5,217,006

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
915,699	Gap (The), Inc.	$20,777,210
47,491	Home Depot (The), Inc.	17,654,304
65,565	Lithia Motors, Inc.	20,929,659
76,849	Lowe’s Cos., Inc.	17,968,833
34,019	O’Reilly Automotive, Inc. (a)	21,170,704
258,280	Penske Automotive Group, Inc.	27,390,594
236,431	Petco Health & Wellness Co., Inc. (a)	5,846,939
31,168	RH (a)	20,559,348
45,832	Ross Stores, Inc.	5,188,183
157,518	TJX (The) Cos., Inc.	10,315,854
102,595	Tractor Supply Co.	22,280,556
57,589	Ulta Beauty, Inc. (a)	21,155,895
146,525	Williams-Sonoma, Inc.	27,214,088
		458,041,059

	Textiles, Apparel & Luxury Goods — 8.0%
214,688	Capri Holdings Ltd. (a)	11,429,989
213,765	Carter’s, Inc.	21,060,128
108,440	Columbia Sportswear Co.	11,260,410
43,281	Deckers Outdoor Corp. (a)	17,109,412
38,519	Lululemon Athletica, Inc. (a)	17,950,239
34,351	NIKE, Inc., Class B	5,746,579
151,669	PVH Corp. (a)	16,581,972
44,926	Ralph Lauren Corp.	5,713,239
370,127	Skechers U.S.A., Inc., Class A (a)	17,103,569
561,489	Tapestry, Inc.	21,886,841
515,023	Under Armour, Inc., Class A (a)	11,309,905
		157,152,283

	Trading Companies & Distributors — 1.6%
130,259	SiteOne Landscape Supply, Inc. (a)	30,605,655

	Total Common Stocks — 99.9%	1,966,451,977
	(Cost $1,592,454,060)

	Money Market Funds — 0.5%
6,932,629	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	6,932,629
3,103,277	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	3,103,277
	Total Money Market Funds — 0.5%	10,035,906
	(Cost $10,035,906)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$9,028,571	BNP Paribas S.A, 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $9,028,594. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $9,218,526. (d)	$9,028,571
	(Cost $9,028,571)

	Total Investments — 100.9%	1,985,516,454
	(Cost $1,611,518,537) (e)
	Net Other Assets and Liabilities — (0.9)%	(17,262,850)
	Net Assets — 100.0%	$1,968,253,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $15,201,993 and the total value of the collateral held by the Fund is $15,961,200.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $405,324,491 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,326,574. The net unrealized appreciation was $373,997,917.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,966,451,977	$1,966,451,977	$—	$—
Money Market Funds	10,035,906	10,035,906	—	—
Repurchase Agreements	9,028,571	—	9,028,571	—
Total Investments	$1,985,516,454	$1,976,487,883	$9,028,571	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 5.8%
10,100	Constellation Brands, Inc., Class A	$2,189,781
124,592	Keurig Dr Pepper, Inc.	4,496,525
47,912	Monster Beverage Corp. (a)	4,072,520
28,296	PepsiCo, Inc.	4,572,634
		15,331,460

	Chemicals — 3.3%
202,284	Corteva, Inc.	8,728,554

	Food & Staples Retailing — 14.7%
68,359	Albertsons Cos., Inc., Class A (b)	2,115,711
45,169	Casey’s General Stores, Inc.	8,651,670
394,627	Grocery Outlet Holding Corp. (a)	8,756,773
157,905	Kroger (The) Co.	6,319,358
27,109	Sysco Corp.	2,084,682
61,397	US Foods Holding Corp. (a)	2,128,634
180,916	Walgreens Boots Alliance, Inc.	8,506,671
		38,563,499

	Food Products — 53.5%
177,306	Archer-Daniels-Midland Co.	11,390,137
130,843	Bunge Ltd.	12,121,296
203,590	Campbell Soup Co.	8,133,420
314,146	Conagra Brands, Inc.	10,115,501
147,985	Darling Ingredients, Inc. (a)	12,507,692
270,169	Flowers Foods, Inc.	6,686,683
106,722	General Mills, Inc.	6,595,420
12,573	Hershey (The) Co.	2,204,676
155,709	Hormel Foods Corp.	6,589,605
47,815	Ingredion, Inc.	4,553,422
88,646	J.M. Smucker (The) Co.	10,891,048
99,876	Kellogg Co.	6,122,399
231,182	Kraft Heinz (The) Co.	8,297,122
26,262	McCormick & Co., Inc.	2,107,000
109,730	Mondelez International, Inc., Class A	6,665,000
365,892	Pilgrim’s Pride Corp. (a)	10,303,519
38,635	Post Holdings, Inc. (a)	3,920,680
134,788	Tyson Foods, Inc., Class A	10,778,996
		139,983,616

	Health Care Providers & Services — 7.7%
125,385	CVS Health Corp.	11,194,373
42,693	McKesson Corp.	8,875,021
		20,069,394

	Household Products — 10.6%
51,545	Church & Dwight Co., Inc.	4,502,971
28,156	Colgate-Palmolive Co.	2,145,206
16,068	Kimberly-Clark Corp.	2,080,645
30,444	Procter & Gamble (The) Co.	4,353,188
311,343	Reynolds Consumer Products, Inc.	8,400,034
66,730	Spectrum Brands Holdings, Inc.	6,255,937
		27,737,981

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 2.7%
150,639	Herbalife Nutrition Ltd. (a)	$6,989,650

	Tobacco — 1.6%
44,900	Philip Morris International, Inc.	4,244,846

	Total Common Stocks — 99.9%	261,649,000
	(Cost $246,862,695)

	Money Market Funds — 0.6%
820,367	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	820,367
839,987	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	839,987
	Total Money Market Funds — 0.6%	1,660,354
	(Cost $1,660,354)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$1,068,389	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $1,068,392. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $1,090,867. (d)	1,068,389
	(Cost $1,068,389)

	Total Investments — 100.9%	264,377,743
	(Cost $249,591,438) (e)
	Net Other Assets and Liabilities — (0.9)%	(2,507,837)
	Net Assets — 100.0%	$261,869,906

(a)	Non-income producing security.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,904,137 and the total value of the collateral held by the Fund is $1,888,756. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 29, 2021, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 28 to October 29, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,986,998 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,200,693. The net unrealized appreciation was $14,786,305.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$261,649,000	$261,649,000	$—	$—
Money Market Funds	1,660,354	1,660,354	—	—
Repurchase Agreements	1,068,389	—	1,068,389	—
Total Investments	$264,377,743	$263,309,354	$1,068,389	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Electrical Equipment — 2.9%
150,509	ChargePoint Holdings, Inc. (a) (b)	$3,729,613
117,782	Plug Power, Inc. (b)	4,507,517
107,940	Shoals Technologies Group, Inc., Class A (b)	3,345,061
		11,582,191

	Energy Equipment & Services — 8.2%
417,151	Baker Hughes Co.	10,462,147
318,084	Halliburton Co.	7,948,919
229,502	NOV, Inc. (b)	3,217,618
348,071	Schlumberger N.V.	11,228,771
		32,857,455

	Oil, Gas & Consumable Fuels — 80.6%
1,320,078	Antero Midstream Corp.	14,045,630
320,943	APA Corp.	8,411,916
176,071	Cheniere Energy, Inc. (b)	18,205,741
135,617	Chevron Corp.	15,526,790
202,955	ConocoPhillips	15,118,118
372,527	Continental Resources, Inc.	18,183,043
485,403	Coterra Energy, Inc.	10,348,792
290,539	Devon Energy Corp.	11,644,803
181,591	Diamondback Energy, Inc.	19,464,739
371,812	DT Midstream, Inc.	17,832,103
171,349	EOG Resources, Inc.	15,842,929
147,084	EQT Corp. (b)	2,928,442
116,924	Exxon Mobil Corp.	7,538,090
132,075	Hess Corp.	10,905,433
518,966	HollyFrontier Corp.	17,541,051
822,181	Kinder Morgan, Inc.	13,771,532
1,006,209	Marathon Oil Corp.	16,421,331
111,264	Marathon Petroleum Corp.	7,335,636
108,460	New Fortress Energy, Inc.	3,253,800
465,026	Occidental Petroleum Corp.	15,592,322
177,863	ONEOK, Inc.	11,315,644
42,967	Phillips 66	3,213,072
103,232	Pioneer Natural Resources Co.	19,302,319
139,748	Targa Resources Corp.	7,640,023
2,492	Texas Pacific Land Corp.	3,173,986
97,442	Valero Energy Corp.	7,535,190
397,678	Williams (The) Cos., Inc.	11,170,775
		323,263,250

	Semiconductors & Semiconductor Equipment — 8.0%
45,890	Enphase Energy, Inc. (b)	10,629,500
180,115	First Solar, Inc. (b)	21,539,953
		32,169,453

Shares	Description	Value

	Total Common Stocks — 99.7%	$399,872,349
	(Cost $341,043,978)

	Money Market Funds — 0.2%
1,071	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,071
569,151	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	569,151
	Total Money Market Funds — 0.2%	570,222
	(Cost $570,222)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$1,394	BNP Paribas S.A, 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $1,394. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $1,424. (d)	1,394
	(Cost $1,394)

	Total Investments — 99.9%	400,443,965
	(Cost $341,615,594) (e)
	Net Other Assets and Liabilities — 0.1%	492,522
	Net Assets — 100.0%	$400,936,487

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,478 and the total value of the collateral held by the Fund is $2,465. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 29, 2021, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 28 to October 29, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $61,195,343 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,366,972. The net unrealized appreciation was $58,828,371.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$399,872,349	$399,872,349	$—	$—
Money Market Funds	570,222	570,222	—	—
Repurchase Agreements	1,394	—	1,394	—
Total Investments	$400,443,965	$400,442,571	$1,394	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 17.1%
103,758	Bank of America Corp.	$4,957,557
307,447	Bank OZK	13,733,657
147,558	BOK Financial Corp.	14,928,443
251,050	Citigroup, Inc.	17,362,618
187,515	Citizens Financial Group, Inc.	8,884,461
109,429	Comerica, Inc.	9,311,314
758,107	F.N.B. Corp.	8,831,947
103,782	Fifth Third Bancorp	4,517,630
150,071	First Hawaiian, Inc.	4,140,459
811,166	First Horizon Corp.	13,765,487
26,911	JPMorgan Chase & Co.	4,571,910
407,458	KeyCorp	9,481,548
58,989	M&T Bank Corp.	8,678,462
194,384	PacWest Bancorp	9,227,408
46,822	Pinnacle Financial Partners, Inc.	4,521,600
22,516	PNC Financial Services Group (The), Inc.	4,751,551
170,128	Popular, Inc.	13,855,224
123,845	Prosperity Bancshares, Inc.	9,326,767
620,072	Regions Financial Corp.	14,683,305
176,466	Sterling Bancorp	4,491,060
100,357	Synovus Financial Corp.	4,675,633
75,104	Truist Financial Corp.	4,766,851
74,102	U.S. Bancorp	4,473,538
435,026	Umpqua Holdings Corp.	8,896,282
189,811	Wells Fargo & Co.	9,710,731
161,906	Western Alliance Bancorp	18,795,667
109,613	Wintrust Financial Corp.	9,700,750
142,340	Zions Bancorp N.A.	8,965,997
		254,007,857

	Capital Markets — 27.4%
58,307	Affiliated Managers Group, Inc.	9,788,579
50,032	Ameriprise Financial, Inc.	15,116,168
286,066	Apollo Global Management, Inc.	22,012,779
298,294	Ares Management Corp., Class A	25,277,434
169,935	Bank of New York Mellon (The) Corp.	10,060,152
189,295	Blackstone, Inc.	26,202,214
465,803	Carlyle Group (The), Inc.	26,154,838
131,806	Evercore, Inc., Class A	20,013,423
11,160	FactSet Research Systems, Inc.	4,953,812
592,815	Franklin Resources, Inc.	18,667,744
34,959	Goldman Sachs Group (The), Inc.	14,450,303
730,756	Invesco Ltd.	18,568,510
532,865	Janus Henderson Group PLC	24,778,222
474,512	Jefferies Financial Group, Inc.	20,404,016
217,051	KKR & Co., Inc.	17,292,453
96,169	Lazard Ltd., Class A	4,711,319
140,492	LPL Financial Holdings, Inc.	23,043,498
45,263	Morgan Stanley	4,652,131
17,003	Morningstar, Inc.	5,385,700
21,727	MSCI, Inc.	14,445,848
190,923	Raymond James Financial, Inc.	18,823,099

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
222,832	SEI Investments Co.	$14,047,329
103,985	State Street Corp.	10,247,722
129,619	Stifel Financial Corp.	9,445,337
44,781	T. Rowe Price Group, Inc.	9,712,103
721,177	Virtu Financial, Inc., Class A	17,942,884
		406,197,617

	Consumer Finance — 7.3%
345,125	Ally Financial, Inc.	16,476,267
37,628	Credit Acceptance Corp. (a) (b)	22,509,446
107,558	Discover Financial Services	12,188,472
398,032	OneMain Holdings, Inc.	21,020,070
528,131	Santander Consumer USA Holdings, Inc. (a)	22,023,063
750,791	SLM Corp.	13,777,015
		107,994,333

	Diversified Financial Services — 2.9%
80,683	Berkshire Hathaway, Inc., Class B (b)	23,156,828
286,992	Voya Financial, Inc.	20,023,432
		43,180,260

	Insurance — 39.4%
422,467	Aflac, Inc.	22,673,804
28,217	Alleghany Corp. (b)	18,379,989
172,983	Allstate (The) Corp.	21,392,808
105,011	American Financial Group, Inc.	14,285,696
240,730	American International Group, Inc.	14,224,736
30,825	Aon PLC, Class A	9,861,534
461,459	Arch Capital Group Ltd. (b)	19,298,215
282,293	Assured Guaranty Ltd.	15,689,845
255,817	Athene Holding Ltd., Class A (b)	22,258,637
95,666	Axis Capital Holdings Ltd.	4,981,329
79,428	Brown & Brown, Inc.	5,012,701
101,561	Chubb Ltd.	19,842,988
192,812	Cincinnati Financial Corp.	23,415,089
70,256	Everest Re Group Ltd.	18,371,944
485,727	Fidelity National Financial, Inc.	23,271,181
328,457	First American Financial Corp.	24,023,345
148,416	Globe Life, Inc.	13,211,992
1,751,339	GoHealth, Inc., Class A (b)	9,457,231
101,939	Hanover Insurance Group (The), Inc.	12,844,314
188,103	Hartford Financial Services Group (The), Inc.	13,718,352
131,895	Kemper Corp.	8,372,695
320,334	Lincoln National Corp.	23,112,098
245,016	Loews Corp.	13,738,047
18,423	Markel Corp. (b)	24,191,794
58,176	Marsh & McLennan Cos., Inc.	9,703,757
395,601	Mercury General Corp.	21,556,298
71,356	MetLife, Inc.	4,481,157

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
952,141	Old Republic International Corp.	$24,593,802
68,396	Principal Financial Group, Inc.	4,588,688
194,912	Progressive (The) Corp.	18,493,250
167,479	Prudential Financial, Inc.	18,431,064
118,765	Reinsurance Group of America, Inc.	14,023,771
31,593	RenaissanceRe Holdings Ltd.	4,479,887
115,908	Travelers (The) Cos., Inc.	18,647,279
703,055	Unum Group	17,906,811
60,191	W.R. Berkley Corp.	4,791,204
20,593	White Mountains Insurance Group Ltd.	21,725,409
18,946	Willis Towers Watson PLC	4,590,237
		583,642,978

	Mortgage Real Estate Investment Trusts — 3.6%
1,117,212	AGNC Investment Corp.	17,786,015
2,615,565	Annaly Capital Management, Inc.	22,127,680
1,201,260	New Residential Investment Corp.	13,646,314
		53,560,009

	Thrifts & Mortgage Finance — 2.2%
1,472,127	MGIC Investment Corp.	23,789,572
684,479	New York Community Bancorp, Inc.	8,508,074
		32,297,646

	Total Common Stocks — 99.9%	1,480,880,700
	(Cost $1,279,771,714)

	Money Market Funds — 0.3%
2,932,425	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	2,932,425
1,971,946	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,971,946
	Total Money Market Funds — 0.3%	4,904,371
	(Cost $4,904,371)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$3,818,985	BNP Paribas S.A, 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $3,818,995. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $3,899,334. (d)	$3,818,985
	(Cost $3,818,985)

	Total Investments — 100.5%	1,489,604,056
	(Cost $1,288,495,070) (e)
	Net Other Assets and Liabilities — (0.5)%	(6,752,828)
	Net Assets — 100.0%	$1,482,851,228

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,568,476 and the total value of the collateral held by the Fund is $6,751,410.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $208,710,828 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,601,842. The net unrealized appreciation was $201,108,986.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,480,880,700	$1,480,880,700	$—	$—
Money Market Funds	4,904,371	4,904,371	—	—
Repurchase Agreements	3,818,985	—	3,818,985	—
Total Investments	$1,489,604,056	$1,485,785,071	$3,818,985	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 20.5%
53,614	AbbVie, Inc.	$6,147,917
142,327	Acceleron Pharma, Inc. (a)	24,790,517
129,729	Alnylam Pharmaceuticals, Inc. (a)	20,699,559
27,198	Amgen, Inc.	5,629,170
43,277	Biogen, Inc. (a)	11,541,110
316,913	BioMarin Pharmaceutical, Inc. (a)	25,109,017
248,391	Gilead Sciences, Inc.	16,115,608
223,610	Horizon Therapeutics PLC (a)	26,813,075
84,085	Incyte Corp. (a)	5,632,013
32,692	Mirati Therapeutics, Inc. (a)	6,179,442
79,555	Moderna, Inc. (a)	27,463,182
109,899	Natera, Inc. (a)	12,591,129
118,152	Novavax, Inc. (a)	17,584,562
40,475	Regeneron Pharmaceuticals, Inc. (a)	25,901,572
690,992	Sage Therapeutics, Inc. (a)	27,888,437
132,430	Sarepta Therapeutics, Inc. (a)	10,479,186
102,179	Seagen, Inc. (a)	18,017,223
132,703	United Therapeutics Corp. (a)	25,314,424
67,518	Vertex Pharmaceuticals, Inc. (a)	12,486,104
		326,383,247

	Health Care Equipment & Supplies — 26.7%
48,958	Abbott Laboratories	6,310,197
17,766	ABIOMED, Inc. (a)	5,899,023
46,012	Align Technology, Inc. (a)	28,728,512
71,905	Baxter International, Inc.	5,677,619
23,526	Becton, Dickinson and Co.	5,636,594
74,080	Cooper (The) Cos., Inc.	30,885,434
80,457	Danaher Corp.	25,084,079
210,975	DENTSPLY SIRONA, Inc.	12,069,880
44,792	Dexcom, Inc. (a)	27,914,822
153,256	Edwards Lifesciences Corp. (a)	18,363,134
414,975	Envista Holdings Corp. (a)	16,225,522
226,445	Globus Medical, Inc., Class A (a)	17,474,761
414,821	Hologic, Inc. (a)	30,410,527
24,781	ICU Medical, Inc. (a)	5,801,975
27,899	IDEXX Laboratories, Inc. (a)	18,584,640
20,348	Insulet Corp. (a)	6,308,287
84,454	Integra LifeSciences Holdings Corp. (a)	5,612,813
51,561	Intuitive Surgical, Inc. (a)	18,620,224
45,241	Masimo Corp. (a)	12,827,633
46,137	Medtronic PLC	5,529,981
21,700	Penumbra, Inc. (a)	6,001,135
216,918	Quidel Corp. (a)	28,800,203
65,833	ResMed, Inc.	17,308,154
28,311	STERIS PLC	6,617,413
21,931	Stryker Corp.	5,835,181
145,335	Tandem Diabetes Care, Inc. (a)	19,813,521
57,695	West Pharmaceutical Services, Inc.	24,801,927

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
83,679	Zimmer Biomet Holdings, Inc.	$11,976,138
		425,119,329
	Health Care Providers & Services — 21.4%
90,677	Acadia Healthcare Co., Inc. (a)	5,621,974
116,365	Amedisys, Inc. (a)	19,705,249
32,852	Anthem, Inc.	14,294,891
196,551	Centene Corp. (a)	14,002,293
26,331	Chemed Corp.	12,698,125
152,967	Cigna Corp.	32,675,281
49,746	DaVita, Inc. (a)	5,135,777
163,208	Encompass Health Corp.	10,373,500
126,144	HCA Healthcare, Inc.	31,594,026
227,811	Henry Schein, Inc. (a)	17,393,370
31,471	Humana, Inc.	14,576,108
108,790	Laboratory Corp. of America Holdings (a)	31,224,906
112,853	Molina Healthcare, Inc. (a)	33,372,889
631,948	Premier, Inc., Class A	24,614,375
210,707	Quest Diagnostics, Inc.	30,927,573
31,344	UnitedHealth Group, Inc.	14,432,972
221,275	Universal Health Services, Inc., Class B	27,460,228
		340,103,537

	Health Care Technology — 0.8%
173,668	Cerner Corp.	12,901,796

	Life Sciences Tools & Services — 20.8%
155,489	Agilent Technologies, Inc.	24,487,963
748,603	Avantor, Inc. (a)	30,228,589
41,046	Bio-Rad Laboratories, Inc., Class A (a)	32,618,435
50,549	Bio-Techne Corp.	26,469,984
313,627	Bruker Corp.	25,184,248
74,195	Charles River Laboratories International, Inc. (a)	33,289,813
102,256	IQVIA Holdings, Inc. (a)	26,731,763
100,122	PerkinElmer, Inc.	17,710,581
523,494	PPD, Inc. (a)	24,693,212
236,979	QIAGEN N.V. (a)	13,213,949
105,948	Repligen Corp. (a)	30,777,894
198,332	Syneos Health, Inc. (a)	18,512,309
42,873	Thermo Fisher Scientific, Inc.	27,141,610
		331,060,350

	Pharmaceuticals — 9.8%
230,089	Catalent, Inc. (a)	31,720,069
75,092	Eli Lilly & Co.	19,130,438
44,416	Jazz Pharmaceuticals PLC (a)	5,909,105
75,833	Johnson & Johnson	12,351,679
529,129	Organon & Co.	19,445,491

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
403,397	Pfizer, Inc.	$17,644,585
480,082	Royalty Pharma PLC, Class A	18,977,641
1,280,453	Viatris, Inc.	17,094,047
63,084	Zoetis, Inc.	13,638,761
		155,911,816
	Total Common Stocks — 100.0%	1,591,480,075
	(Cost $1,320,929,391)

	Money Market Funds — 0.1%
1,349,274	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	1,349,274
	(Cost $1,349,274)

	Total Investments — 100.1%	1,592,829,349
	(Cost $1,322,278,665) (c)
	Net Other Assets and Liabilities — (0.1)%	(1,424,328)
	Net Assets — 100.0%	$1,591,405,021

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $312,610,022 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,059,338. The net unrealized appreciation was $270,550,684.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,591,480,075	$—	$—
Money Market Funds	1,349,274	—	—
Total Investments	$1,592,829,349	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 7.9%
101,146	Axon Enterprise, Inc. (a)	$18,202,234
164,341	BWX Technologies, Inc.	9,324,708
101,327	Curtiss-Wright Corp.	12,937,431
65,221	General Dynamics Corp.	13,223,558
114,621	Huntington Ingalls Industries, Inc.	23,237,115
40,192	L3Harris Technologies, Inc.	9,265,864
37,048	Lockheed Martin Corp.	12,311,791
186,660	Mercury Systems, Inc. (a)	9,620,457
49,153	Northrop Grumman Corp.	17,558,435
49,578	Raytheon Technologies Corp.	4,405,501
183,145	Textron, Inc.	13,525,258
		143,612,352

	Air Freight & Logistics — 3.1%
146,957	C.H. Robinson Worldwide, Inc.	14,253,359
148,601	Expeditors International of Washington, Inc.	18,316,559
100,909	FedEx Corp.	23,767,097
		56,337,015

	Building Products — 9.2%
209,357	A.O. Smith Corp.	15,297,716
118,198	Advanced Drainage Systems, Inc.	13,332,734
44,641	Armstrong World Industries, Inc.	4,716,322
427,686	Builders FirstSource, Inc. (a)	24,921,263
89,052	Carlisle Cos., Inc.	19,851,472
427,522	Carrier Global Corp.	22,329,474
197,974	Fortune Brands Home & Security, Inc.	20,074,564
62,601	Johnson Controls International PLC	4,593,035
258,811	Owens Corning	24,175,535
24,685	Trane Technologies PLC	4,466,257
125,434	Trex Co., Inc. (a)	13,346,178
		167,104,550

	Chemicals — 2.6%
146,003	Axalta Coating Systems Ltd. (a)	4,553,834
260,374	DuPont de Nemours, Inc.	18,122,030
29,800	PPG Industries, Inc.	4,784,986
113,992	RPM International, Inc.	9,940,102
31,641	Sherwin-Williams (The) Co.	10,017,857
		47,418,809

	Commercial Services & Supplies — 0.7%
1,580,393	ADT, Inc.	13,196,282

	Construction & Engineering — 2.0%
256,474	MasTec, Inc. (a)	22,859,528
77,768	Quanta Services, Inc.	9,431,703

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
18,126	Valmont Industries, Inc.	$4,331,389
		36,622,620

	Construction Materials — 1.9%
134,970	Eagle Materials, Inc.	20,024,149
25,906	Martin Marietta Materials, Inc.	10,176,913
25,195	Vulcan Materials Co.	4,790,074
		34,991,136

	Consumer Finance — 2.5%
52,833	American Express Co.	9,181,319
136,621	Capital One Financial Corp.	20,633,870
362,170	Synchrony Financial	16,822,796
		46,637,985

	Containers & Packaging — 7.7%
1,103,137	Amcor PLC	13,314,864
74,164	AptarGroup, Inc.	8,957,528
142,106	Ball Corp.	12,999,857
290,781	Berry Global Group, Inc. (a)	19,057,787
126,864	Crown Holdings, Inc.	13,192,587
929,769	Graphic Packaging Holding Co.	18,530,296
128,803	Packaging Corp. of America	17,693,668
233,351	Sealed Air Corp.	13,842,381
461,491	Silgan Holdings, Inc.	18,551,938
85,528	Westrock Co.	4,113,897
		140,254,803

	Electrical Equipment — 4.8%
73,746	Acuity Brands, Inc.	15,149,641
34,367	AMETEK, Inc.	4,550,191
93,965	Emerson Electric Co.	9,115,545
54,149	Generac Holdings, Inc. (a)	26,996,525
23,589	Hubbell, Inc.	4,702,939
89,191	Regal Rexnord Corp.	13,586,465
14,494	Rockwell Automation, Inc.	4,629,383
161,758	Sensata Technologies Holding PLC (a)	8,912,866
		87,643,555

	Electronic Equipment, Instruments & Components — 3.8%
35,394	Coherent, Inc. (a)	9,004,233
107,752	Keysight Technologies, Inc. (a)	19,397,515
32,392	Littelfuse, Inc.	9,541,064
380,517	Vontier Corp.	12,872,890
34,347	Zebra Technologies Corp., Class A (a)	18,339,581
		69,155,283

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 1.8%
124,739	Mohawk Industries, Inc. (a)	$22,104,998
43,219	TopBuild Corp. (a)	11,105,987
		33,210,985

	Industrial Conglomerates — 0.7%
72,885	3M Co.	13,023,092

	IT Services — 5.2%
55,337	Accenture PLC, Class A	19,854,362
219,333	Alliance Data Systems Corp.	18,698,138
35,025	Fidelity National Information Services, Inc.	3,878,668
39,279	Fiserv, Inc. (a)	3,868,589
186,305	Genpact Ltd.	9,194,152
56,171	Global Payments, Inc.	8,031,891
25,977	Jack Henry & Associates, Inc.	4,324,651
37,900	Paychex, Inc.	4,672,312
53,307	Square, Inc., Class A (a)	13,566,632
437,756	Western Union (The) Co.	7,975,914
		94,065,309

	Leisure Products — 1.7%
232,273	Brunswick Corp.	21,622,294
397,995	Hayward Holdings, Inc. (a)	9,229,504
		30,851,798

	Life Sciences Tools & Services — 1.7%
9,281	Mettler-Toledo International, Inc. (a)	13,744,047
49,546	Waters Corp. (a)	18,210,633
		31,954,680

	Machinery — 17.8%
180,597	AGCO Corp.	22,070,759
501,213	Allison Transmission Holdings, Inc.	16,720,466
192,840	Colfax Corp. (a)	9,954,401
186,718	Crane Co.	19,284,235
78,835	Cummins, Inc.	18,907,786
12,719	Deere & Co.	4,353,841
154,178	Donaldson Co., Inc.	9,252,222
27,406	Dover Corp.	4,633,807
122,926	Flowserve Corp.	4,132,772
313,568	Fortive Corp.	23,740,233
1,088,064	Gates Industrial Corp. PLC (a)	17,887,772
126,501	Graco, Inc.	9,510,345
33,092	Lincoln Electric Holdings, Inc.	4,712,301
74,983	Middleby (The) Corp. (a)	13,679,899
37,168	Nordson Corp.	9,448,477
216,162	Oshkosh Corp.	23,129,334
224,312	PACCAR, Inc.	20,102,841

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
45,725	Parker-Hannifin Corp.	$13,561,578
121,871	Pentair PLC	9,014,798
105,902	Snap-on, Inc.	21,522,463
100,980	Stanley Black & Decker, Inc.	18,149,135
43,750	Toro (The) Co.	4,176,813
102,673	Westinghouse Air Brake Technologies Corp.	9,315,521
37,648	Woodward, Inc.	4,252,342
103,374	Xylem, Inc.	13,499,611
		325,013,752

	Marine — 1.1%
369,116	Kirby Corp. (a)	19,345,370

	Multi-Utilities — 1.2%
745,822	MDU Resources Group, Inc.	22,919,110

	Paper & Forest Products — 1.2%
360,575	Louisiana-Pacific Corp.	21,248,685

	Professional Services — 4.4%
87,321	Equifax, Inc.	24,225,465
94,917	FTI Consulting, Inc. (a)	13,660,455
39,359	ManpowerGroup, Inc.	3,804,047
220,557	Robert Half International, Inc.	24,938,380
78,811	TransUnion	9,086,120
21,279	Verisk Analytics, Inc.	4,474,335
		80,188,802

	Road & Rail — 9.8%
429,905	CSX Corp.	15,549,664
76,459	J.B. Hunt Transport Services, Inc.	15,076,950
432,620	Knight-Swift Transportation Holdings, Inc.	24,525,228
81,012	Landstar System, Inc.	14,242,720
36,995	Norfolk Southern Corp.	10,841,385
77,378	Old Dominion Freight Line, Inc.	26,412,980
267,544	Ryder System, Inc.	22,727,863
973,109	Schneider National, Inc., Class B	24,269,338
21,743	Union Pacific Corp.	5,248,760
222,452	XPO Logistics, Inc. (a)	19,086,382
		177,981,270

	Semiconductors & Semiconductor Equipment — 1.0%
117,307	MKS Instruments, Inc.	17,601,915

	Software — 2.7%
82,893	Bill.com Holdings, Inc. (a)	24,396,239
78,919	Paylocity Holding Corp. (a)	24,081,343
		48,477,582

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 3.5%
562,493	Air Lease Corp.	$22,527,845
159,438	MSC Industrial Direct Co., Inc., Class A	13,403,953
50,447	United Rentals, Inc. (a)	19,124,962
10,843	W.W. Grainger, Inc.	5,021,502
16,106	Watsco, Inc.	4,663,975
		64,742,237

	Total Common Stocks — 100.0%	1,823,598,977
	(Cost $1,650,854,272)

	Money Market Funds — 0.1%
949,097	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	949,097
	(Cost $949,097)

	Total Investments — 100.1%	1,824,548,074
	(Cost $1,651,803,369) (c)
	Net Other Assets and Liabilities — (0.1)%	(977,670)
	Net Assets — 100.0%	$1,823,570,404

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $205,063,451 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,318,746. The net unrealized appreciation was $172,744,705.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,823,598,977	$—	$—
Money Market Funds	949,097	—	—
Total Investments	$1,824,548,074	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.8%
65,143	Hexcel Corp. (a)	$3,696,214

	Chemicals — 48.5%
34,531	Air Products and Chemicals, Inc.	10,352,739
17,665	Albemarle Corp.	4,424,553
99,237	Ashland Global Holdings, Inc.	9,527,744
117,412	Celanese Corp.	18,963,212
158,429	CF Industries Holdings, Inc.	8,998,767
304,324	Chemours (The) Co.	8,527,159
307,287	Dow, Inc.	17,198,853
38,403	Eastman Chemical Co.	3,995,064
18,549	Ecolab, Inc.	4,121,959
407,918	Element Solutions, Inc.	9,263,818
96,591	FMC Corp.	8,790,747
597,754	Huntsman Corp.	19,474,825
28,931	International Flavors & Fragrances, Inc.	4,265,876
235,580	LyondellBasell Industries N.V., Class A	21,866,536
618,967	Mosaic (The) Co.	25,730,458
39,159	NewMarket Corp.	13,314,452
458,221	Olin Corp.	26,109,433
26,433	Scotts Miracle-Gro (The) Co.	3,924,243
124,096	Valvoline, Inc.	4,214,300
194,069	Westlake Chemical Corp.	18,890,676
		241,955,414

	Containers & Packaging — 5.4%
64,024	Avery Dennison Corp.	13,939,305
264,585	International Paper Co.	13,141,937
		27,081,242

	Machinery — 3.9%
270,372	Timken (The) Co.	19,182,893

	Metals & Mining — 37.7%
271,060	Alcoa Corp.	12,455,207
669,643	Cleveland-Cliffs, Inc. (a)	16,145,093
271,867	Freeport-McMoRan, Inc.	10,254,823
325,734	Newmont Corp.	17,589,636
224,480	Nucor Corp.	25,063,192
155,239	Reliance Steel & Aluminum Co.	22,689,732
185,231	Royal Gold, Inc.	18,341,574
236,290	Southern Copper Corp.	14,175,037
378,073	Steel Dynamics, Inc.	24,983,064
1,006,341	United States Steel Corp.	26,557,339
		188,254,697

	Trading Companies & Distributors — 3.7%
74,973	Fastenal Co.	4,279,459
556,913	Univar Solutions, Inc. (a)	14,245,834
		18,525,293

Shares	Description	Value

	Total Common Stocks — 100.0%	$498,695,753
	(Cost $451,888,879)
	Money Market Funds — 0.0%
312,817	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	312,817
	(Cost $312,817)

	Total Investments — 100.0%	499,008,570
	(Cost $452,201,696) (c)
	Net Other Assets and Liabilities — (0.0)%	(150,071)
	Net Assets — 100.0%	$498,858,499

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,204,119 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,397,245. The net unrealized appreciation was $46,806,874.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$498,695,753	$—	$—
Money Market Funds	312,817	—	—
Total Investments	$499,008,570	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 0.3%
40,650	F5 Networks, Inc. (a)	$8,583,248

	Electronic Equipment, Instruments & Components — 8.7%
331,028	Amphenol Corp., Class A	25,413,020
376,934	Arrow Electronics, Inc. (a)	43,630,110
874,266	Avnet, Inc.	33,318,277
177,572	CDW Corp.	33,143,814
885,767	Corning, Inc.	31,506,732
102,025	IPG Photonics Corp. (a)	16,222,995
553,737	Jabil, Inc.	33,202,071
310,486	SYNNEX Corp.	32,601,030
		249,038,049

	Health Care Technology — 0.6%
771,768	Change Healthcare, Inc. (a)	16,616,165

	Industrial Conglomerates — 0.3%
18,112	Roper Technologies, Inc.	8,836,301

	Interactive Media & Services — 4.4%
15,831	Alphabet, Inc., Class A (a)	46,874,324
47,617	Facebook, Inc., Class A (a)	15,407,433
324,859	IAC/InterActiveCorp (a)	49,498,766
102,942	Match Group, Inc. (a)	15,521,595
		127,302,118

	IT Services — 17.3%
154,516	Akamai Technologies, Inc. (a)	16,295,257
426,913	Amdocs Ltd.	33,230,908
375,729	Cloudflare, Inc., Class A (a)	73,161,951
326,657	Cognizant Technology Solutions Corp., Class A	25,508,645
91,304	Concentrix Corp.	16,222,895
961,667	DXC Technology Co. (a)	31,321,494
56,657	EPAM Systems, Inc. (a)	38,143,759
106,363	Gartner, Inc. (a)	35,302,943
115,019	Globant S.A. (a)	36,712,915
116,323	International Business Machines Corp.	14,552,007
89,767	MongoDB, Inc. (a)	46,794,640
34,046	Okta, Inc. (a)	8,415,490
106,873	Snowflake, Inc., Class A (a)	37,815,942
2,529,941	SolarWinds Corp.	40,732,050
1,273,006	Switch, Inc., Class A	32,181,592
39,415	VeriSign, Inc. (a)	8,776,538
		495,169,026

	Professional Services — 3.3%
123,318	CACI International, Inc., Class A (a)	35,471,189

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
480,690	Dun & Bradstreet Holdings, Inc. (a)	$9,056,200
252,171	Leidos Holdings, Inc.	25,212,056
283,324	Science Applications International Corp.	25,436,829
		95,176,274

	Semiconductors & Semiconductor Equipment — 18.7%
314,107	Advanced Micro Devices, Inc. (a)	37,765,085
96,494	Analog Devices, Inc.	16,740,744
125,540	Applied Materials, Inc.	17,155,041
16,663	Broadcom, Inc.	8,859,217
413,541	Brooks Automation, Inc.	48,156,849
294,368	Cirrus Logic, Inc. (a)	23,787,878
192,543	Entegris, Inc.	27,106,203
794,405	Intel Corp.	38,925,845
72,468	KLA Corp.	27,013,172
14,197	Lam Research Corp.	8,001,003
105,290	Microchip Technology, Inc.	7,800,936
596,308	Micron Technology, Inc.	41,204,883
87,328	Monolithic Power Systems, Inc.	45,887,371
156,022	NVIDIA Corp.	39,890,145
41,254	NXP Semiconductors N.V.	8,286,278
924,753	ON Semiconductor Corp. (a)	44,452,877
144,992	Qorvo, Inc. (a)	24,392,004
62,648	QUALCOMM, Inc.	8,334,690
147,112	Skyworks Solutions, Inc.	24,586,829
42,039	Texas Instruments, Inc.	7,881,472
160,549	Xilinx, Inc.	28,898,820
		535,127,342

	Software — 37.1%
14,035	Adobe, Inc. (a)	9,127,803
265,410	Anaplan, Inc. (a)	17,307,386
108,134	Atlassian Corp. PLC, Class A (a)	49,539,429
28,335	Autodesk, Inc. (a)	8,999,479
138,703	Avalara, Inc. (a)	24,916,607
266,504	Bentley Systems, Inc., Class B	15,763,712
112,228	Black Knight, Inc. (a)	7,868,305
160,071	Cadence Design Systems, Inc. (a)	27,709,891
189,904	CDK Global, Inc.	8,264,622
98,629	Crowdstrike Holdings, Inc., Class A (a)	27,793,652
228,664	Datadog, Inc., Class A (a)	38,198,321
31,389	DocuSign, Inc. (a)	8,735,245
183,646	Dolby Laboratories, Inc., Class A	16,225,124
553,073	Dropbox, Inc., Class A (a)	16,863,196
596,392	Dynatrace, Inc. (a)	44,729,400
162,704	Elastic N.V. (a)	28,230,771
160,495	Everbridge, Inc. (a)	25,568,458
144,932	Fortinet, Inc. (a)	48,746,429
62,604	HubSpot, Inc. (a)	50,723,639

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
59,909	Intuit, Inc.	$37,502,435
419,543	Jamf Holding Corp. (a)	19,991,224
105,605	Manhattan Associates, Inc. (a)	19,171,532
85,986	Microsoft Corp.	28,514,677
227,521	nCino, Inc. (a)	16,531,676
208,473	NCR Corp. (a)	8,243,022
225,175	New Relic, Inc. (a)	18,275,203
319,384	NortonLifeLock, Inc.	8,128,323
293,619	Nuance Communications, Inc. (a)	16,163,726
643,003	Nutanix, Inc., Class A (a)	22,061,433
278,219	Oracle Corp.	26,692,331
672,246	Palantir Technologies, Inc., Class A (a)	17,397,726
88,363	Palo Alto Networks, Inc. (a)	44,984,720
65,197	Paycom Software, Inc. (a)	35,718,176
89,379	salesforce.com, Inc. (a)	26,785,993
38,956	ServiceNow, Inc. (a)	27,181,939
117,413	Smartsheet, Inc., Class A (a)	8,102,671
232,865	SS&C Technologies Holdings, Inc.	18,505,782
80,963	Synopsys, Inc. (a)	26,975,252
738,028	Teradata Corp. (a)	41,742,864
17,618	Tyler Technologies, Inc. (a)	9,570,450
256,013	Unity Software, Inc. (a)	38,737,327
54,340	VMware, Inc., Class A (a) (b)	8,243,378
32,336	Workday, Inc., Class A (a)	9,376,793
161,414	Zscaler, Inc. (a)	51,468,468
		1,061,378,590

	Technology Hardware, Storage & Peripherals — 9.3%
171,316	Apple, Inc.	25,663,137
406,823	Dell Technologies, Inc., Class C (a)	44,746,462
2,970,240	Hewlett Packard Enterprise Co.	43,514,016
590,673	HP, Inc.	17,915,112
360,089	NetApp, Inc.	32,155,947
1,284,643	Pure Storage, Inc., Class A (a)	34,505,511
572,672	Western Digital Corp. (a)	29,945,019
2,098,459	Xerox Holdings Corp.	37,352,570
		265,797,774

	Total Common Stocks — 100.0%	2,863,024,887
	(Cost $2,240,073,165)

	Money Market Funds — 0.8%
3,466,586	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	3,466,586

Shares	Description	Value

	Money Market Funds (Continued)
18,759,526	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	$18,759,526
	Total Money Market Funds — 0.8%	22,226,112
	(Cost $22,226,112)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$4,514,640	BNP Paribas S.A. 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $4,514,651. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $4,609,624. (d)	4,514,640
	(Cost $4,514,640)

	Total Investments — 100.9%	2,889,765,639
	(Cost $2,266,813,917) (e)
	Net Other Assets and Liabilities — (0.9)%	(25,919,868)
	Net Assets — 100.0%	$2,863,845,771

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,787,368 and the total value of the collateral held by the Fund is $7,981,226.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $666,563,406 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,611,684. The net unrealized appreciation was $622,951,722.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,863,024,887	$2,863,024,887	$—	$—
Money Market Funds	22,226,112	22,226,112	—	—
Repurchase Agreements	4,514,640	—	4,514,640	—
Total Investments	$2,889,765,639	$2,885,250,999	$4,514,640	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Commercial Services & Supplies — 5.1%
13,759	Clean Harbors, Inc. (a)	$1,548,438
11,903	Republic Services, Inc.	1,602,144
21,029	Stericycle, Inc. (a)	1,407,260
28,709	Waste Management, Inc.	4,600,043
		9,157,885

	Electric Utilities — 56.5%
76,596	Alliant Energy Corp.	4,333,036
70,424	American Electric Power Co., Inc.	5,965,617
117,635	Avangrid, Inc.	6,199,364
58,582	Duke Energy Corp.	5,975,950
103,067	Edison International	6,486,006
71,960	Entergy Corp.	7,413,319
114,893	Evergy, Inc.	7,324,429
34,964	Eversource Energy	2,968,444
118,266	Exelon Corp.	6,290,569
80,250	FirstEnergy Corp.	3,092,032
105,016	Hawaiian Electric Industries, Inc.	4,259,449
41,474	IDACORP, Inc.	4,326,568
18,202	NextEra Energy, Inc.	1,553,177
175,025	NRG Energy, Inc.	6,981,747
216,817	OGE Energy Corp.	7,386,955
446,644	PG&E Corp. (a)	5,181,070
98,761	Pinnacle West Capital Corp.	6,369,097
51,264	PPL Corp.	1,476,403
46,126	Southern (The) Co.	2,874,572
68,606	Xcel Energy, Inc.	4,431,262
		100,889,066

	Electrical Equipment — 1.1%
32,483	Sunrun, Inc. (a)	1,873,620

	Gas Utilities — 10.0%
81,025	Atmos Energy Corp.	7,464,023
54,428	National Fuel Gas Co.	3,125,800
167,676	UGI Corp.	7,278,815
		17,868,638

	Multi-Utilities — 25.6%
52,936	Ameren Corp.	4,461,975
232,401	CenterPoint Energy, Inc.	6,051,722
47,856	CMS Energy Corp.	2,888,110
78,758	Consolidated Edison, Inc.	5,938,353
39,149	Dominion Energy, Inc.	2,972,583
63,973	DTE Energy Co.	7,251,339
117,974	NiSource, Inc.	2,910,419
70,407	Public Service Enterprise Group, Inc.	4,491,967
45,193	Sempra Energy	5,767,983
32,411	WEC Energy Group, Inc.	2,918,935
		45,653,386

	Water Utilities — 1.6%
8,455	American Water Works Co., Inc.	1,472,692

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
31,018	Essential Utilities, Inc.	$1,460,017
		2,932,709

	Total Common Stocks — 99.9%	178,375,304
	(Cost $175,870,969)

	Money Market Funds — 0.1%
257,943	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	257,943
	(Cost $257,943)

	Total Investments — 100.0%	178,633,247
	(Cost $176,128,912) (c)
	Net Other Assets and Liabilities — (0.0)%	(15,194)
	Net Assets — 100.0%	$178,618,053

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,917,361 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,413,026. The net unrealized appreciation was $2,504,335.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$178,375,304	$—	$—
Money Market Funds	257,943	—	—
Total Investments	$178,633,247	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Source ICE Data Indices, LLC, is used with permission. “StrataQuant®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer, Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund and the First Trust Utilities AlphaDEX® Fund, respectively (each, the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
15,437	General Dynamics Corp.	$3,129,852
9,161	L3Harris Technologies, Inc.	2,111,977
8,769	Lockheed Martin Corp.	2,914,114
11,203	Northrop Grumman Corp.	4,001,936
11,736	Raytheon Technologies Corp.	1,042,861
43,351	Textron, Inc.	3,201,471
		16,402,211

	Air Freight & Logistics — 0.4%
25,404	Expeditors International of Washington, Inc.	3,131,297
5,539	United Parcel Service, Inc., Class B	1,182,410
		4,313,707

	Auto Components — 0.3%
20,315	Aptiv PLC (a)	3,512,260

	Automobiles — 1.3%
284,964	Ford Motor Co. (a)	4,867,185
95,691	General Motors Co. (a)	5,208,461
5,204	Tesla, Inc. (a)	5,797,256
		15,872,902

	Banks — 4.5%
71,291	Bank of America Corp.	3,406,284
71,870	Citigroup, Inc.	4,970,529
85,889	Citizens Financial Group, Inc.	4,069,421
71,308	Fifth Third Bancorp	3,104,037
10,460	First Republic Bank	2,262,812
130,500	Huntington Bancshares, Inc.	2,054,070
18,488	JPMorgan Chase & Co.	3,140,926
186,636	KeyCorp	4,343,020
27,019	M&T Bank Corp.	3,975,035
15,468	PNC Financial Services Group (The), Inc.	3,264,212
142,013	Regions Financial Corp.	3,362,868
7,798	SVB Financial Group (a)	5,594,285
51,599	Truist Financial Corp.	3,274,989
50,913	U.S. Bancorp	3,073,618
86,944	Wells Fargo & Co.	4,448,055
		54,344,161

	Beverages — 0.4%
4,788	Constellation Brands, Inc., Class A	1,038,086
59,062	Keurig Dr Pepper, Inc.	2,131,548
6,707	PepsiCo, Inc.	1,083,851
		4,253,485

	Biotechnology — 2.5%
9,351	AbbVie, Inc.	1,072,279
21,371	Alnylam Pharmaceuticals, Inc. (a)	3,409,957
9,487	Amgen, Inc.	1,963,524

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
7,129	Biogen, Inc. (a)	$1,901,162
43,326	Gilead Sciences, Inc.	2,810,991
36,837	Horizon Therapeutics PLC (a)	4,417,125
14,667	Incyte Corp. (a)	982,396
13,106	Moderna, Inc. (a)	4,524,322
6,667	Regeneron Pharmaceuticals, Inc. (a)	4,266,480
11,882	Seagen, Inc. (a)	2,095,153
16,684	Vertex Pharmaceuticals, Inc. (a)	3,085,372
		30,528,761

	Building Products — 0.5%
38,979	Carrier Global Corp.	2,035,873
44,453	Johnson Controls International PLC	3,261,517
5,843	Trane Technologies PLC	1,057,174
		6,354,564

	Capital Markets — 5.4%
77,836	Bank of New York Mellon (The) Corp.	4,607,891
2,406	BlackRock, Inc.	2,269,965
43,354	Blackstone, Inc.	6,001,061
106,680	Carlyle Group (The), Inc.	5,990,082
27,698	Charles Schwab (The) Corp.	2,272,067
169,712	Franklin Resources, Inc.	5,344,231
13,343	Goldman Sachs Group (The), Inc.	5,515,329
8,786	Intercontinental Exchange, Inc.	1,216,510
82,849	KKR & Co., Inc.	6,600,580
2,840	Moody’s Corp.	1,147,786
41,466	Morgan Stanley	4,261,875
6,633	MSCI, Inc.	4,410,149
26,131	Nasdaq, Inc.	5,484,113
21,863	Raymond James Financial, Inc.	2,155,473
2,374	S&P Global, Inc.	1,125,656
35,721	State Street Corp.	3,520,304
15,385	T. Rowe Price Group, Inc.	3,336,699
		65,259,771

	Chemicals — 3.2%
7,877	Air Products and Chemicals, Inc.	2,361,604
18,428	Albemarle Corp.	4,615,661
33,483	Celanese Corp.	5,407,839
95,891	Corteva, Inc.	4,137,697
87,628	Dow, Inc.	4,904,539
74,185	DuPont de Nemours, Inc.	5,163,276
20,027	Eastman Chemical Co.	2,083,409
53,744	LyondellBasell Industries N.V., Class A	4,988,518
14,107	PPG Industries, Inc.	2,265,161
7,212	Sherwin-Williams (The) Co.	2,283,391
		38,211,095

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 0.6%
21,815	Copart, Inc. (a)	$3,387,651
16,804	Republic Services, Inc.	2,261,818
6,754	Waste Management, Inc.	1,082,194
		6,731,663

	Communications Equipment — 0.5%
2,936	Arista Networks, Inc. (a)	1,202,850
37,067	Cisco Systems, Inc.	2,074,640
13,026	Motorola Solutions, Inc.	3,238,133
		6,515,623

	Construction Materials — 0.2%
11,926	Vulcan Materials Co.	2,267,371

	Consumer Finance — 1.5%
98,803	Ally Financial, Inc.	4,716,855
6,021	American Express Co.	1,046,329
31,140	Capital One Financial Corp.	4,703,074
32,845	Discover Financial Services	3,721,996
82,550	Synchrony Financial	3,834,448
		18,022,702

	Containers & Packaging — 0.6%
19,473	Avery Dennison Corp.	4,239,661
72,158	International Paper Co.	3,584,088
		7,823,749

	Distributors — 0.8%
16,643	Genuine Parts Co.	2,182,064
80,189	LKQ Corp. (a)	4,416,810
6,967	Pool Corp.	3,589,119
		10,187,993

	Diversified Financial Services — 0.4%
18,480	Berkshire Hathaway, Inc., Class B (a)	5,303,945

	Diversified Telecommunication Services — 0.7%
149,391	AT&T, Inc.	3,773,617
93,387	Verizon Communications, Inc.	4,948,577
		8,722,194

	Electric Utilities — 4.2%
54,061	Alliant Energy Corp.	3,058,231
49,705	American Electric Power Co., Inc.	4,210,510
41,348	Duke Energy Corp.	4,217,909
72,744	Edison International	4,577,780
40,632	Entergy Corp.	4,185,909
64,872	Evergy, Inc.	4,135,590
37,014	Eversource Energy	3,142,489
83,472	Exelon Corp.	4,439,876

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
84,961	FirstEnergy Corp.	$3,273,547
525,400	PG&E Corp. (a)	6,094,640
72,365	PPL Corp.	2,084,112
48,835	Southern (The) Co.	3,043,397
64,561	Xcel Energy, Inc.	4,169,995
		50,633,985

	Electrical Equipment — 0.9%
8,135	AMETEK, Inc.	1,077,074
6,756	Eaton Corp. PLC	1,113,119
21,417	Emerson Electric Co.	2,077,663
9,873	Generac Holdings, Inc. (a)	4,922,283
3,431	Rockwell Automation, Inc.	1,095,861
		10,286,000

	Electronic Equipment, Instruments & Components — 1.9%
41,326	Amphenol Corp., Class A	3,172,597
22,168	CDW Corp.	4,137,657
110,580	Corning, Inc.	3,933,331
24,561	Keysight Technologies, Inc. (a)	4,421,471
14,703	TE Connectivity Ltd.	2,146,638
2,348	Teledyne Technologies, Inc. (a)	1,054,769
24,529	Trimble, Inc. (a)	2,143,099
3,914	Zebra Technologies Corp., Class A (a)	2,089,880
		23,099,442

	Energy Equipment & Services — 0.2%
68,068	Schlumberger N.V.	2,195,874

	Entertainment — 0.7%
39,106	Activision Blizzard, Inc.	3,057,698
4,958	Netflix, Inc. (a)	3,422,557
13,095	Take-Two Interactive Software, Inc. (a)	2,370,195
		8,850,450

	Equity Real Estate Investment Trusts — 2.8%
4,552	AvalonBay Communities, Inc.	1,077,367
9,310	Boston Properties, Inc.	1,057,988
13,681	Camden Property Trust	2,231,371
21,073	Duke Realty Corp.	1,185,146
25,833	Equity LifeStyle Properties, Inc.	2,183,147
12,466	Equity Residential	1,077,062
3,155	Essex Property Trust, Inc.	1,072,479
12,010	Extra Space Storage, Inc.	2,370,414
60,261	Healthpeak Properties, Inc.	2,139,868
26,317	Invitation Homes, Inc.	1,085,576
16,204	Mid-America Apartment Communities, Inc.	3,309,019
8,043	Prologis, Inc.	1,165,913

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
15,554	Realty Income Corp.	$1,111,022
7,761	Simon Property Group, Inc.	1,137,607
16,350	Sun Communities, Inc.	3,204,273
18,272	Ventas, Inc.	975,177
12,242	Welltower, Inc.	984,257
85,080	Weyerhaeuser Co.	3,039,058
41,434	WP Carey, Inc.	3,194,976
		33,601,720

	Food & Staples Retailing — 0.7%
74,854	Kroger (The) Co.	2,995,657
85,762	Walgreens Boots Alliance, Inc.	4,032,529
7,237	Walmart, Inc.	1,081,353
		8,109,539

	Food Products — 2.7%
84,050	Archer-Daniels-Midland Co.	5,399,372
148,918	Conagra Brands, Inc.	4,795,160
67,454	General Mills, Inc.	4,168,657
11,920	Hershey (The) Co.	2,090,172
49,208	Hormel Foods Corp.	2,082,483
31,564	Kellogg Co.	1,934,873
82,191	Kraft Heinz (The) Co.	2,949,835
12,449	McCormick & Co., Inc.	998,783
52,016	Mondelez International, Inc., Class A	3,159,452
63,895	Tyson Foods, Inc., Class A	5,109,683
		32,688,470

	Health Care Equipment & Supplies — 4.0%
8,540	Abbott Laboratories	1,100,721
7,580	Align Technology, Inc. (a)	4,732,725
12,543	Baxter International, Inc.	990,395
8,207	Becton, Dickinson and Co.	1,966,315
2,441	Cooper (The) Cos., Inc.	1,017,702
16,568	Danaher Corp.	5,165,405
7,379	Dexcom, Inc. (a)	4,598,667
26,732	Edwards Lifesciences Corp. (a)	3,203,028
68,336	Hologic, Inc. (a)	5,009,712
3,245	IDEXX Laboratories, Inc. (a)	2,161,624
3,549	Insulet Corp. (a)	1,100,261
9,131	Intuitive Surgical, Inc. (a)	3,297,478
7,453	Masimo Corp. (a)	2,113,224
8,047	Medtronic PLC	964,513
11,483	ResMed, Inc.	3,018,996
11,881	West Pharmaceutical Services, Inc.	5,107,404
20,678	Zimmer Biomet Holdings, Inc.	2,959,435
		48,507,605

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 3.0%
8,118	Anthem, Inc.	$3,532,385
32,379	Centene Corp. (a)	2,306,680
25,199	Cigna Corp.	5,382,758
47,550	CVS Health Corp.	4,245,264
20,780	HCA Healthcare, Inc.	5,204,559
7,777	Humana, Inc.	3,601,995
17,922	Laboratory Corp. of America Holdings (a)	5,143,973
3,718	Molina Healthcare, Inc. (a)	1,099,487
34,711	Quest Diagnostics, Inc.	5,094,881
2,581	UnitedHealth Group, Inc.	1,188,473
		36,800,455

	Health Care Technology — 0.3%
42,913	Cerner Corp.	3,188,007

	Hotels, Restaurants & Leisure — 1.7%
44,923	Caesars Entertainment, Inc. (a)	4,917,271
2,220	Chipotle Mexican Grill, Inc. (a)	3,949,447
13,320	Darden Restaurants, Inc.	1,919,945
6,345	Domino’s Pizza, Inc.	3,102,515
7,635	Hilton Worldwide Holdings, Inc. (a)	1,099,058
4,184	McDonald’s Corp.	1,027,381
46,757	MGM Resorts International	2,205,060
16,495	Yum! Brands, Inc.	2,060,885
		20,281,562

	Household Durables — 1.5%
60,067	D.R. Horton, Inc.	5,362,181
25,956	Garmin Ltd.	3,727,282
53,841	Lennar Corp., Class A	5,380,331
842	NVR, Inc. (a)	4,121,421
		18,591,215

	Household Products — 0.3%
24,434	Church & Dwight Co., Inc.	2,134,554
13,347	Colgate-Palmolive Co.	1,016,908
7,617	Kimberly-Clark Corp.	986,325
		4,137,787

	Industrial Conglomerates — 0.3%
17,252	3M Co.	3,082,588
9,790	General Electric Co.	1,026,677
		4,109,265

	Insurance — 6.0%
96,756	Aflac, Inc.	5,192,895
39,619	Allstate (The) Corp.	4,899,682
73,512	American International Group, Inc.	4,343,824
14,120	Aon PLC, Class A	4,517,270

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
132,107	Arch Capital Group Ltd. (a)	$5,524,715
6,787	Arthur J. Gallagher & Co.	1,137,976
18,192	Brown & Brown, Inc.	1,148,097
29,074	Chubb Ltd.	5,680,478
44,159	Cincinnati Financial Corp.	5,362,669
71,798	Hartford Financial Services Group (The), Inc.	5,236,228
4,220	Markel Corp. (a)	5,541,409
19,985	Marsh & McLennan Cos., Inc.	3,333,498
49,025	MetLife, Inc.	3,078,770
46,992	Principal Financial Group, Inc.	3,152,693
55,801	Progressive (The) Corp.	5,294,399
38,356	Prudential Financial, Inc.	4,221,078
33,181	Travelers (The) Cos., Inc.	5,338,159
		73,003,840

	Interactive Media & Services — 0.9%
1,886	Alphabet, Inc., Class A (a)	5,584,295
5,945	Facebook, Inc., Class A (a)	1,923,624
68,280	Snap, Inc., Class A (a)	3,590,162
		11,098,081

	Internet & Direct Marketing Retail — 0.7%
308	Amazon.com, Inc. (a)	1,038,709
72,397	eBay, Inc.	5,554,298
9,702	Etsy, Inc. (a)	2,432,194
		9,025,201

	IT Services — 4.2%
3,152	Accenture PLC, Class A	1,130,906
28,935	Akamai Technologies, Inc. (a)	3,051,485
18,161	Broadridge Financial Solutions, Inc.	3,240,104
44,775	Cloudflare, Inc., Class A (a)	8,718,588
40,780	Cognizant Technology Solutions Corp., Class A	3,184,510
8,842	EPAM Systems, Inc. (a)	5,952,788
8,290	Fidelity National Information Services, Inc.	918,035
18,594	Fiserv, Inc. (a)	1,831,323
3,861	FleetCor Technologies, Inc. (a)	955,250
16,599	Gartner, Inc. (a)	5,509,374
12,803	Global Payments, Inc.	1,830,701
14,522	International Business Machines Corp.	1,816,702
10,697	MongoDB, Inc. (a)	5,576,239
8,971	Paychex, Inc.	1,105,945
10,007	Snowflake, Inc., Class A (a)	3,540,877
8,411	Square, Inc., Class A (a)	2,140,600
		50,503,427

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 3.6%
25,615	Agilent Technologies, Inc.	$4,034,106
123,321	Avantor, Inc. (a)	4,979,702
6,762	Bio-Rad Laboratories, Inc., Class A (a)	5,373,626
6,246	Bio-Techne Corp.	3,270,718
12,222	Charles River Laboratories International, Inc. (a)	5,483,767
16,845	IQVIA Holdings, Inc. (a)	4,403,620
1,466	Mettler-Toledo International, Inc. (a)	2,170,970
29,106	PerkinElmer, Inc.	5,148,560
7,063	Thermo Fisher Scientific, Inc.	4,471,374
11,293	Waters Corp. (a)	4,150,742
		43,487,185

	Machinery — 3.1%
5,254	Caterpillar, Inc.	1,071,869
17,969	Cummins, Inc.	4,309,685
3,011	Deere & Co.	1,030,695
12,975	Dover Corp.	2,193,813
71,472	Fortive Corp.	5,411,145
4,874	IDEX Corp.	1,084,806
4,882	Illinois Tool Works, Inc.	1,112,461
60,034	Ingersoll Rand, Inc. (a)	3,227,428
36,781	Otis Worldwide Corp.	2,953,882
51,130	PACCAR, Inc.	4,582,271
14,431	Parker-Hannifin Corp.	4,280,090
23,018	Stanley Black & Decker, Inc.	4,137,025
23,402	Westinghouse Air Brake Technologies Corp.	2,123,264
		37,518,434

	Media — 1.5%
4,159	Charter Communications, Inc., Class A (a)	2,806,868
72,146	Comcast Corp., Class A	3,710,469
75,450	Fox Corp., Class A	2,998,383
5,841	Liberty Broadband Corp., Class C (a)	948,870
41,766	Omnicom Group, Inc.	2,843,429
127,660	ViacomCBS, Inc., Class B	4,623,845
		17,931,864

	Metals & Mining — 1.1%
62,021	Freeport-McMoRan, Inc.	2,339,432
92,889	Newmont Corp.	5,016,006
51,212	Nucor Corp.	5,717,820
		13,073,258

	Multiline Retail — 0.9%
9,510	Dollar General Corp.	2,106,655
42,154	Dollar Tree, Inc. (a)	4,542,515

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
17,638	Target Corp.	$4,579,178
		11,228,348

	Multi-Utilities — 2.7%
37,362	Ameren Corp.	3,149,243
164,028	CenterPoint Energy, Inc.	4,271,289
50,666	CMS Energy Corp.	3,057,693
55,587	Consolidated Edison, Inc.	4,191,260
27,630	Dominion Energy, Inc.	2,097,946
36,121	DTE Energy Co.	4,094,315
66,258	Public Service Enterprise Group, Inc.	4,227,260
31,898	Sempra Energy	4,071,142
34,311	WEC Energy Group, Inc.	3,090,049
		32,250,197

	Oil, Gas & Consumable Fuels — 3.3%
51,642	Cheniere Energy, Inc. (a)	5,339,783
29,831	Chevron Corp.	3,415,351
44,656	ConocoPhillips	3,326,425
56,816	Devon Energy Corp.	2,277,185
62,837	EOG Resources, Inc.	5,809,909
12,915	Hess Corp.	1,066,392
241,189	Kinder Morgan, Inc.	4,039,916
32,641	Marathon Petroleum Corp.	2,152,021
68,207	Occidental Petroleum Corp.	2,286,981
86,978	ONEOK, Inc.	5,533,540
12,117	Pioneer Natural Resources Co.	2,265,637
77,777	Williams (The) Cos., Inc.	2,184,756
		39,697,896

	Pharmaceuticals — 1.8%
37,903	Catalent, Inc. (a)	5,225,308
13,099	Eli Lilly & Co.	3,337,101
12,492	Johnson & Johnson	2,034,697
13,430	Merck & Co., Inc.	1,182,511
93,817	Pfizer, Inc.	4,103,556
297,792	Viatris, Inc.	3,975,523
10,392	Zoetis, Inc.	2,246,750
		22,105,446

	Professional Services — 1.1%
19,903	Equifax, Inc.	5,521,689
7,611	Jacobs Engineering Group, Inc.	1,068,737
31,481	Leidos Holdings, Inc.	3,147,470
17,964	TransUnion	2,071,069
5,036	Verisk Analytics, Inc.	1,058,920
		12,867,885

	Real Estate Management & Development — 0.2%
20,722	CBRE Group, Inc., Class A (a)	2,156,746

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 1.8%
101,759	CSX Corp.	$3,680,623
18,097	J.B. Hunt Transport Services, Inc.	3,568,547
12,650	Norfolk Southern Corp.	3,707,083
14,110	Old Dominion Freight Line, Inc.	4,816,449
10,293	Union Pacific Corp.	2,484,730
38,029	XPO Logistics, Inc. (a)	3,262,888
		21,520,320

	Semiconductors & Semiconductor Equipment — 3.5%
39,214	Advanced Micro Devices, Inc. (a)	4,714,699
6,022	Analog Devices, Inc.	1,044,757
15,672	Applied Materials, Inc.	2,141,579
2,080	Broadcom, Inc.	1,105,874
24,038	Entegris, Inc.	3,384,070
94,667	Intel Corp.	4,638,683
6,031	KLA Corp.	2,248,115
16,726	Marvell Technology, Inc.	1,145,731
71,060	Micron Technology, Inc.	4,910,246
10,407	Monolithic Power Systems, Inc.	5,468,462
19,478	NVIDIA Corp.	4,979,940
5,150	NXP Semiconductors N.V.	1,034,429
88,160	ON Semiconductor Corp. (a)	4,237,851
5,248	Texas Instruments, Inc.	983,895
		42,038,331

	Software — 7.1%
1,752	Adobe, Inc. (a)	1,139,431
18,894	Bill.com Holdings, Inc. (a)	5,560,693
13,322	Cadence Design Systems, Inc. (a)	2,306,172
17,915	Ceridian HCM Holding, Inc. (a)	2,243,854
12,313	Crowdstrike Holdings, Inc., Class A (a)	3,469,803
28,546	Datadog, Inc., Class A (a)	4,768,609
3,918	DocuSign, Inc. (a)	1,090,340
71,070	Dynatrace, Inc. (a)	5,330,250
17,271	Fortinet, Inc. (a)	5,808,928
7,461	HubSpot, Inc. (a)	6,045,126
7,479	Intuit, Inc.	4,681,779
7,156	Microsoft Corp.	2,373,073
46,311	Oracle Corp.	4,443,077
41,962	Palantir Technologies, Inc., Class A (a)	1,085,977
10,531	Palo Alto Networks, Inc. (a)	5,361,227
8,140	Paycom Software, Inc. (a)	4,459,499
7,439	salesforce.com, Inc. (a)	2,229,394
4,863	ServiceNow, Inc. (a)	3,393,207
43,607	SS&C Technologies Holdings, Inc.	3,465,448
10,107	Synopsys, Inc. (a)	3,367,450
2,200	Tyler Technologies, Inc. (a)	1,195,084
31,961	Unity Software, Inc. (a)	4,836,019
6,785	VMware, Inc., Class A (a) (b)	1,029,285

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
19,235	Zscaler, Inc. (a)	$6,133,272
		85,816,997

	Specialty Retail — 3.0%
2,970	AutoZone, Inc. (a)	5,300,975
80,022	Bath & Body Works, Inc.	5,528,720
47,714	Best Buy Co., Inc.	5,832,559
3,558	Burlington Stores, Inc. (a)	983,040
15,767	CarMax, Inc. (a)	2,158,818
10,035	Carvana Co. (a)	3,042,411
3,073	Home Depot (The), Inc.	1,142,357
19,891	Lowe’s Cos., Inc.	4,650,914
6,604	O’Reilly Automotive, Inc. (a)	4,109,801
9,267	Ross Stores, Inc.	1,049,025
4,978	Tractor Supply Co.	1,081,072
5,590	Ulta Beauty, Inc. (a)	2,053,542
		36,933,234

	Technology Hardware, Storage & Peripherals — 1.8%
14,259	Apple, Inc.	2,135,998
38,784	Dell Technologies, Inc., Class C (a)	4,265,852
353,954	Hewlett Packard Enterprise Co.	5,185,426
73,740	HP, Inc.	2,236,534
44,955	NetApp, Inc.	4,014,482
71,493	Western Digital Corp. (a)	3,738,369
		21,576,661

	Textiles, Apparel & Luxury Goods — 0.2%
30,117	VF Corp.	2,194,927

	Tobacco — 0.1%
22,161	Altria Group, Inc.	977,522

	Trading Companies & Distributors — 0.6%
19,546	Fastenal Co.	1,115,686
8,624	United Rentals, Inc. (a)	3,269,445
5,133	W.W. Grainger, Inc.	2,377,143
		6,762,274

	Water Utilities — 0.1%
5,967	American Water Works Co., Inc.	1,039,332

	Wireless Telecommunication Services — 0.2%
23,687	T-Mobile US, Inc. (a)	2,724,716

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 99.9%	$1,207,241,655
	(Cost $967,068,202)

	Money Market Funds — 0.2%
434,905	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	434,905
1,458,816	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,458,816
	Total Money Market Funds — 0.2%	1,893,721
	(Cost $1,893,721)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$566,390	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $566,391. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $578,306. (d)	566,390
	(Cost $566,390)

	Total Investments — 100.1%	1,209,701,766
	(Cost $969,528,313) (e)
	Net Other Assets and Liabilities — (0.1)%	(808,924)
	Net Assets — 100.0%	$1,208,892,842

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $977,706 and the total value of the collateral held by the Fund is $1,001,295.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $247,200,222 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,026,769. The net unrealized appreciation was $240,173,453.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,207,241,655	$1,207,241,655	$—	$—
Money Market Funds	1,893,721	1,893,721	—	—
Repurchase Agreements	566,390	—	566,390	—
Total Investments	$1,209,701,766	$1,209,135,376	$566,390	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.1%
17,055	Axon Enterprise, Inc. (a)	$3,069,218
27,710	BWX Technologies, Inc.	1,572,265
17,743	Curtiss-Wright Corp.	2,265,426
23,919	Howmet Aerospace, Inc.	710,155
15,461	Huntington Ingalls Industries, Inc.	3,134,409
16,888	Spirit AeroSystems Holdings, Inc., Class A	697,306
		11,448,779

	Air Freight & Logistics — 0.2%
17,156	C.H. Robinson Worldwide, Inc.	1,663,960

	Airlines — 0.1%
36,366	American Airlines Group, Inc. (a)	698,227

	Auto Components — 1.7%
86,352	BorgWarner, Inc.	3,891,885
20,652	Fox Factory Holding Corp. (a)	3,323,939
90,510	Gentex Corp.	3,203,149
168,644	Goodyear Tire & Rubber (The) Co. (a)	3,224,473
23,845	Lear Corp.	4,097,763
		17,741,209

	Automobiles — 0.5%
61,151	Harley-Davidson, Inc.	2,231,400
30,394	Thor Industries, Inc.	3,098,972
		5,330,372

	Banks — 5.4%
69,451	Bank OZK	3,102,376
33,333	BOK Financial Corp.	3,372,300
27,810	Comerica, Inc.	2,366,353
21,419	Commerce Bancshares, Inc.	1,510,254
12,582	Cullen/Frost Bankers, Inc.	1,629,369
19,249	East West Bancorp, Inc.	1,529,910
2,655	First Citizens BancShares, Inc., Class A	2,160,904
16,241	First Financial Bankshares, Inc.	823,743
183,241	First Horizon Corp.	3,109,600
26,965	Glacier Bancorp, Inc.	1,490,895
49,399	PacWest Bancorp	2,344,970
23,796	Pinnacle Financial Partners, Inc.	2,297,980
38,431	Popular, Inc.	3,129,821
31,474	Prosperity Bancshares, Inc.	2,370,307
10,963	Signature Bank	3,265,001
29,982	SouthState Corp.	2,341,294
51,008	Synovus Financial Corp.	2,376,463
23,150	UMB Financial Corp.	2,287,683
147,407	Umpqua Holdings Corp.	3,014,473
61,538	United Bankshares, Inc.	2,276,291
168,201	Valley National Bancorp	2,230,345
27,406	Webster Financial Corp.	1,533,640
34,289	Western Alliance Bancorp	3,980,610

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
48,232	Zions Bancorp N.A.	$3,038,134
		57,582,716

	Beverages — 0.7%
41,417	Celsius Holdings, Inc. (a)	3,997,569
16,090	Molson Coors Beverage Co., Class B	709,408
42,651	National Beverage Corp.	2,405,516
		7,112,493

	Biotechnology — 2.2%
8,672	Acceleron Pharma, Inc. (a)	1,510,489
96,790	Alkermes PLC (a)	2,931,769
26,862	Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,823,000
21,775	Blueprint Medicines Corp. (a)	2,449,470
11,776	CareDx, Inc. (a)	600,576
35,301	Exelixis, Inc. (a)	759,324
18,345	Halozyme Therapeutics, Inc. (a)	698,394
5,563	Intellia Therapeutics, Inc. (a)	739,768
8,436	Mirati Therapeutics, Inc. (a)	1,594,573
13,393	Natera, Inc. (a)	1,534,436
14,398	Novavax, Inc. (a)	2,142,854
24,207	Sarepta Therapeutics, Inc. (a)	1,915,500
12,128	United Therapeutics Corp. (a)	2,313,537
		23,013,690

	Building Products — 2.9%
24,439	A.O. Smith Corp.	1,785,758
20,698	Advanced Drainage Systems, Inc.	2,334,734
5,647	Allegion PLC	724,510
7,817	Armstrong World Industries, Inc.	825,866
72,116	Builders FirstSource, Inc. (a)	4,202,199
3,754	Carlisle Cos., Inc.	836,842
25,036	Fortune Brands Home & Security, Inc.	2,538,650
43,640	Owens Corning	4,076,412
120,412	Resideo Technologies, Inc. (a)	2,969,360
20,928	Simpson Manufacturing Co., Inc.	2,220,252
21,962	Trex Co., Inc. (a)	2,336,757
54,888	UFP Industries, Inc.	4,491,485
46,431	Zurn Water Solutions Corp.	1,684,517
		31,027,342

	Capital Markets — 3.9%
9,878	Affiliated Managers Group, Inc.	1,658,319
48,467	Apollo Global Management, Inc.	3,729,536
50,539	Ares Management Corp., Class A	4,282,675
12,051	Cboe Global Markets, Inc.	1,590,009
22,332	Evercore, Inc., Class A	3,390,891
3,782	FactSet Research Systems, Inc.	1,678,792
40,513	Houlihan Lokey, Inc.	4,540,697
61,903	Invesco Ltd.	1,572,955
100,492	Jefferies Financial Group, Inc.	4,321,156
32,588	Lazard Ltd., Class A	1,596,486

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
23,802	LPL Financial Holdings, Inc.	$3,904,004
8,643	Morningstar, Inc.	2,737,670
20,690	Open Lending Corp., Class A (a)	652,149
37,753	SEI Investments Co.	2,379,949
32,942	Stifel Financial Corp.	2,400,483
9,238	Tradeweb Markets, Inc., Class A	823,106
		41,258,877

	Chemicals — 4.0%
54,352	Amyris, Inc. (a)	805,497
25,120	Ashland Global Holdings, Inc.	2,411,771
48,302	Avient Corp.	2,602,512
51,131	Axalta Coating Systems Ltd. (a)	1,594,776
15,432	Balchem Corp.	2,362,485
26,737	CF Industries Holdings, Inc.	1,518,661
51,360	Chemours (The) Co.	1,439,107
137,686	Element Solutions, Inc.	3,126,849
16,301	FMC Corp.	1,483,554
126,099	Huntsman Corp.	4,108,305
104,459	Mosaic (The) Co.	4,342,361
77,333	Olin Corp.	4,406,434
6,279	Quaker Chemical Corp.	1,543,629
19,222	RPM International, Inc.	1,676,158
10,197	Scotts Miracle-Gro (The) Co.	1,513,847
95,735	Valvoline, Inc.	3,251,161
40,940	Westlake Chemical Corp.	3,985,100
		42,172,207

	Commercial Services & Supplies — 0.6%
276,733	ADT, Inc.	2,310,721
14,369	Clean Harbors, Inc. (a)	1,617,087
13,676	IAA, Inc. (a)	815,773
10,980	Stericycle, Inc. (a)	734,782
4,997	Tetra Tech, Inc.	877,773
		6,356,136

	Communications Equipment — 0.8%
58,131	Ciena Corp. (a)	3,155,932
3,754	F5 Networks, Inc. (a)	792,657
54,234	Juniper Networks, Inc.	1,600,988
35,733	Lumentum Holdings, Inc. (a)	2,950,831
		8,500,408

	Construction & Engineering — 1.3%
36,671	API Group Corp. (a)	798,694
19,404	EMCOR Group, Inc.	2,357,392
34,596	MasTec, Inc. (a)	3,083,542
13,112	Quanta Services, Inc.	1,590,223
12,695	Valmont Industries, Inc.	3,033,597

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
70,578	WillScot Mobile Mini Holdings Corp. (a)	$2,452,586
		13,316,034

	Construction Materials — 0.1%
5,689	Eagle Materials, Inc.	844,020

	Consumer Finance — 0.8%
5,099	Credit Acceptance Corp. (a) (b)	3,050,273
67,437	OneMain Holdings, Inc.	3,561,348
84,801	SLM Corp.	1,556,098
		8,167,719

	Containers & Packaging — 1.5%
12,505	AptarGroup, Inc.	1,510,354
49,031	Berry Global Group, Inc. (a)	3,213,492
7,405	Crown Holdings, Inc.	770,046
78,387	Graphic Packaging Holding Co.	1,562,253
16,289	Packaging Corp. of America	2,237,620
40,862	Sealed Air Corp.	2,423,934
77,815	Silgan Holdings, Inc.	3,128,163
29,953	Westrock Co.	1,440,739
		16,286,601

	Diversified Consumer Services — 0.7%
33,935	Grand Canyon Education, Inc. (a)	2,704,620
89,550	H&R Block, Inc.	2,065,918
24,768	Service Corp. International	1,696,360
17,908	Terminix Global Holdings, Inc. (a)	724,916
		7,191,814

	Diversified Financial Services — 0.4%
60,780	Voya Financial, Inc.	4,240,621

	Diversified Telecommunication Services — 0.7%
133,881	Frontier Communications Parent, Inc. (a)	4,144,956
18,726	Iridium Communications, Inc. (a)	759,339
240,920	Lumen Technologies, Inc.	2,857,311
		7,761,606

	Electric Utilities — 1.6%
54,831	Hawaiian Electric Industries, Inc.	2,223,945
21,656	IDACORP, Inc.	2,259,154
73,108	NRG Energy, Inc.	2,916,278
90,564	OGE Energy Corp.	3,085,516
51,566	Pinnacle West Capital Corp.	3,325,491
63,525	Portland General Electric Co.	3,132,418
		16,942,802

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.2%
12,913	Acuity Brands, Inc.	$2,652,718
30,075	EnerSys	2,407,203
4,131	Hubbell, Inc.	823,597
14,892	Regal Rexnord Corp.	2,268,498
16,961	Sunrun, Inc. (a)	978,311
123,910	Vertiv Holdings Co.	3,182,009
		12,312,336

	Electronic Equipment, Instruments & Components — 1.2%
33,229	Arrow Electronics, Inc. (a)	3,846,257
12,572	II-VI, Inc. (a)	760,731
9,422	IPG Photonics Corp. (a)	1,498,192
38,355	Jabil, Inc.	2,299,766
5,460	Littelfuse, Inc.	1,608,243
7,169	SYNNEX Corp.	752,745
44,419	Vontier Corp.	1,502,695
		12,268,629

	Energy Equipment & Services — 0.1%
33,375	ChampionX Corp. (a)	875,426

	Entertainment — 0.3%
69,841	Warner Music Group Corp., Class A	3,456,431

	Equity Real Estate Investment Trusts — 5.8%
15,402	American Campus Communities, Inc.	827,395
19,577	American Homes 4 Rent, Class A	794,826
25,688	Americold Realty Trust	757,025
67,503	Brixmor Property Group, Inc.	1,582,270
5,387	CoreSite Realty Corp.	767,432
60,037	Cousins Properties, Inc.	2,378,066
46,208	CubeSmart	2,541,902
9,640	CyrusOne, Inc.	790,673
23,608	Douglas Emmett, Inc.	771,509
4,478	EastGroup Properties, Inc.	885,659
12,650	Federal Realty Investment Trust	1,522,428
14,328	First Industrial Realty Trust, Inc.	834,319
16,111	Gaming and Leisure Properties, Inc.	781,222
25,058	Healthcare Realty Trust, Inc.	828,418
50,321	Healthcare Trust of America, Inc., Class A	1,680,218
17,014	Highwoods Properties, Inc.	762,908
16,142	Innovative Industrial Properties, Inc.	4,246,799
85,875	Iron Mountain, Inc.	3,919,335
25,204	JBG SMITH Properties	727,387
56,354	Kilroy Realty Corp.	3,797,133
71,929	Kimco Realty Corp.	1,625,595

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
19,733	Lamar Advertising Co., Class A	$2,233,776
19,511	Life Storage, Inc.	2,610,767
111,549	Medical Properties Trust, Inc.	2,379,340
51,834	National Retail Properties, Inc.	2,351,190
42,409	National Storage Affiliates Trust	2,648,866
74,724	Omega Healthcare Investors, Inc.	2,193,897
4,761	PS Business Parks, Inc.	846,030
20,915	Rayonier, Inc.	780,757
11,083	Regency Centers Corp.	780,354
13,150	Rexford Industrial Realty, Inc.	883,680
17,831	Ryman Hospitality Properties, Inc. (a)	1,525,264
10,381	Safehold, Inc.	775,461
42,136	SL Green Realty Corp.	2,952,470
32,418	Spirit Realty Capital, Inc.	1,586,213
38,025	STAG Industrial, Inc.	1,655,228
46,598	STORE Capital Corp.	1,599,709
17,764	Vornado Realty Trust	757,279
		61,382,800

	Food & Staples Retailing — 0.6%
47,944	Albertsons Cos., Inc., Class A (b)	1,483,867
13,588	BJ’s Wholesale Club Holdings, Inc. (a)	794,083
11,879	Casey’s General Stores, Inc.	2,275,304
16,063	Performance Food Group Co. (a)	726,529
21,530	US Foods Holding Corp. (a)	746,445
		6,026,228

	Food Products — 2.3%
45,883	Bunge Ltd.	4,250,601
53,545	Campbell Soup Co.	2,139,123
41,515	Darling Ingredients, Inc. (a)	3,508,848
63,161	Flowers Foods, Inc.	1,563,235
16,769	Ingredion, Inc.	1,596,912
24,868	J.M. Smucker (The) Co.	3,055,282
12,160	Lamb Weston Holdings, Inc.	686,432
8,841	Lancaster Colony Corp.	1,502,970
25,662	Pilgrim’s Pride Corp. (a)	722,642
13,548	Post Holdings, Inc. (a)	1,374,851
911	Seaboard Corp.	3,507,368
		23,908,264

	Gas Utilities — 0.8%
33,845	Atmos Energy Corp.	3,117,801
28,418	National Fuel Gas Co.	1,632,046
87,548	UGI Corp.	3,800,459
		8,550,306

	Health Care Equipment & Supplies — 1.8%
53,545	Envista Holdings Corp. (a)	2,093,609

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
29,219	Globus Medical, Inc., Class A (a)	$2,254,830
3,197	ICU Medical, Inc. (a)	748,514
21,795	Integra LifeSciences Holdings Corp. (a)	1,448,496
2,800	Penumbra, Inc. (a)	774,340
15,861	Quidel Corp. (a)	2,105,865
18,124	Shockwave Medical, Inc. (a)	3,873,099
17,418	STAAR Surgical Co. (a)	2,063,336
25,005	Tandem Diabetes Care, Inc. (a)	3,408,932
		18,771,021

	Health Care Providers & Services — 3.0%
35,102	Acadia Healthcare Co., Inc. (a)	2,176,324
10,009	Amedisys, Inc. (a)	1,694,924
32,516	AMN Healthcare Services, Inc. (a)	3,209,329
32,784	Apollo Medical Holdings, Inc. (a) (b)	2,249,966
3,208	Chemed Corp.	1,547,058
19,257	DaVita, Inc. (a)	1,988,093
19,889	Encompass Health Corp.	1,264,145
29,395	Henry Schein, Inc. (a)	2,244,308
4,756	LHC Group, Inc. (a)	640,110
57,760	Premier, Inc., Class A	2,249,752
53,303	Progyny, Inc. (a)	3,274,403
61,896	Select Medical Holdings Corp.	2,056,185
56,159	Tenet Healthcare Corp. (a)	4,024,354
26,966	Universal Health Services, Inc., Class B	3,346,481
		31,965,432

	Health Care Technology — 0.6%
12,818	Inspire Medical Systems, Inc. (a)	3,455,476
15,084	Omnicell, Inc. (a)	2,687,215
		6,142,691

	Hotels, Restaurants & Leisure — 1.3%
47,187	Boyd Gaming Corp. (a)	3,009,587
12,435	Churchill Downs, Inc.	2,860,050
44,917	Scientific Games Corp. (a)	3,595,606
16,342	Texas Roadhouse, Inc.	1,451,333
13,686	Travel + Leisure Co.	743,697
34,421	Wendy’s (The) Co.	767,588
9,105	Wingstop, Inc.	1,570,340
		13,998,201

	Household Durables — 3.1%
6,644	Helen of Troy Ltd. (a)	1,494,568
49,929	Leggett & Platt, Inc.	2,339,174
26,293	LGI Homes, Inc. (a)	3,925,545
21,034	Mohawk Industries, Inc. (a)	3,727,435
134,825	Newell Brands, Inc.	3,086,144

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
81,257	PulteGroup, Inc.	$3,906,837
46,121	Sonos, Inc. (a)	1,504,467
80,398	Tempur Sealy International, Inc.	3,575,299
67,485	Toll Brothers, Inc.	4,060,572
7,288	TopBuild Corp. (a)	1,872,797
18,303	Whirlpool Corp.	3,858,822
		33,351,660

	Household Products — 0.2%
81,885	Reynolds Consumer Products, Inc.	2,209,257

	Independent Power and Renewable Electricity Producers — 0.1%
43,640	Vistra Corp.	854,908

	Insurance — 6.3%
5,976	Alleghany Corp. (a)	3,892,647
29,653	American Financial Group, Inc.	4,033,994
9,461	Assurant, Inc.	1,526,154
48,626	Axis Capital Holdings Ltd.	2,531,956
71,140	CNA Financial Corp.	3,191,340
15,897	Enstar Group Ltd. (a)	3,668,710
4,184	Erie Indemnity Co., Class A	861,109
14,879	Everest Re Group Ltd.	3,890,858
82,296	Fidelity National Financial, Inc.	3,942,801
55,649	First American Financial Corp.	4,070,168
33,528	Globe Life, Inc.	2,984,663
23,029	Hanover Insurance Group (The), Inc.	2,901,654
44,692	Kemper Corp.	2,837,048
43,418	Lincoln National Corp.	3,132,609
55,349	Loews Corp.	3,103,418
161,318	Old Republic International Corp.	4,166,844
9,715	Primerica, Inc.	1,634,452
26,830	Reinsurance Group of America, Inc.	3,168,086
16,060	RenaissanceRe Holdings Ltd.	2,277,308
7,442	RLI Corp.	806,043
39,521	Selective Insurance Group, Inc.	3,097,261
119,115	Unum Group	3,033,859
30,592	W.R. Berkley Corp.	2,435,123
		67,188,105

	Interactive Media & Services — 0.9%
28,639	IAC/InterActiveCorp (a)	4,363,724
21,850	Ziff Davis, Inc. (a)	2,802,700
36,586	ZoomInfo Technologies, Inc., Class A (a)	2,459,311
		9,625,735

	Internet & Direct Marketing Retail — 0.4%
366,169	Qurate Retail, Inc., Series A	3,822,804

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 1.3%
29,586	Alliance Data Systems Corp.	$2,522,207
88,813	DXC Technology Co. (a)	2,892,639
31,415	Genpact Ltd.	1,550,330
4,549	Jack Henry & Associates, Inc.	757,318
35,878	MAXIMUS, Inc.	3,034,202
15,959	TTEC Holdings, Inc.	1,506,370
73,814	Western Union (The) Co.	1,344,891
		13,607,957

	Leisure Products — 1.2%
31,333	Brunswick Corp.	2,916,789
16,729	Hasbro, Inc.	1,601,969
80,416	Mattel, Inc. (a)	1,753,873
24,946	Polaris, Inc.	2,867,543
34,836	YETI Holdings, Inc. (a)	3,425,424
		12,565,598

	Life Sciences Tools & Services — 1.3%
38,219	Bruker Corp.	3,068,986
15,770	Medpace Holdings, Inc. (a)	3,572,693
15,469	NeoGenomics, Inc. (a)	711,574
12,911	Repligen Corp. (a)	3,750,645
25,593	Syneos Health, Inc. (a)	2,388,851
		13,492,749

	Machinery — 3.8%
24,362	AGCO Corp.	2,977,280
84,514	Allison Transmission Holdings, Inc.	2,819,387
15,619	Chart Industries, Inc. (a)	2,772,685
32,516	Colfax Corp. (a)	1,678,476
23,613	Crane Co.	2,438,751
25,997	Donaldson Co., Inc.	1,560,080
43,049	Flowserve Corp.	1,447,307
183,467	Gates Industrial Corp. PLC (a)	3,016,197
10,665	Graco, Inc.	801,795
5,309	John Bean Technologies Corp.	784,405
5,795	Lincoln Electric Holdings, Inc.	825,208
13,129	Middleby (The) Corp. (a)	2,395,255
3,134	Nordson Corp.	796,694
29,159	Oshkosh Corp.	3,120,013
7,034	RBC Bearings, Inc. (a)	1,645,463
14,286	Snap-on, Inc.	2,903,344
45,629	Timken (The) Co.	3,237,377
7,661	Toro (The) Co.	731,396
17,759	Watts Water Technologies, Inc., Class A	3,374,565
13,184	Woodward, Inc.	1,489,133
		40,814,811

Shares	Description	Value

	Common Stocks (Continued)
	Media — 1.2%
147,015	Discovery, Inc., Class A (a)	$3,446,032
85,855	DISH Network Corp., Class A (a)	3,526,065
20,350	Interpublic Group of (The) Cos., Inc.	744,199
15,145	New York Times (The) Co., Class A	826,766
31,715	News Corp., Class A	726,273
24,555	Nexstar Media Group, Inc., Class A	3,681,531
		12,950,866

	Metals & Mining — 1.9%
76,241	Alcoa Corp.	3,503,274
188,353	Cleveland-Cliffs, Inc. (a)	4,541,191
26,200	Reliance Steel & Aluminum Co.	3,829,392
63,804	Steel Dynamics, Inc.	4,216,168
169,835	United States Steel Corp.	4,481,946
		20,571,971

	Mortgage Real Estate Investment Trusts — 0.9%
443,144	Annaly Capital Management, Inc.	3,748,998
73,838	Blackstone Mortgage Trust, Inc., Class A	2,429,270
271,365	New Residential Investment Corp.	3,082,707
		9,260,975

	Multiline Retail — 1.0%
79,237	Kohl’s Corp.	3,845,372
132,081	Macy’s, Inc.	3,496,184
28,213	Nordstrom, Inc. (a)	810,560
37,140	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,512,892
		10,665,008

	Multi-Utilities — 0.8%
47,562	Black Hills Corp.	3,157,166
100,608	MDU Resources Group, Inc.	3,091,684
92,396	NiSource, Inc.	2,279,409
		8,528,259

	Oil, Gas & Consumable Fuels — 3.0%
143,236	Antero Midstream Corp.	1,524,031
198,366	Antero Resources Corp. (a)	3,941,532
174,115	APA Corp.	4,563,554
48,511	Continental Resources, Inc.	2,367,822
70,227	Coterra Energy, Inc.	1,497,240
31,531	Diamondback Energy, Inc.	3,379,808
90,100	HollyFrontier Corp.	3,045,380
218,362	Marathon Oil Corp.	3,563,668
113,481	Ovintiv, Inc.	4,257,807
75,823	Targa Resources Corp.	4,145,243
		32,286,085

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 0.3%
60,799	Louisiana-Pacific Corp.	$3,582,885

	Personal Products — 0.1%
94,943	Coty, Inc., Class A (a)	805,117
17,610	Herbalife Nutrition Ltd. (a)	817,104
		1,622,221

	Pharmaceuticals — 0.5%
18,161	Arvinas, Inc. (a)	1,572,380
5,731	Jazz Pharmaceuticals PLC (a)	762,452
68,276	Organon & Co.	2,509,143
15,767	Perrigo Co. PLC	711,880
		5,555,855

	Professional Services — 1.8%
13,192	ASGN, Inc. (a)	1,578,555
18,810	Booz Allen Hamilton Holding Corp.	1,633,836
14,236	CACI International, Inc., Class A (a)	4,094,843
44,393	Dun & Bradstreet Holdings, Inc. (a)	836,364
19,786	Exponent, Inc.	2,271,433
16,620	FTI Consulting, Inc. (a)	2,391,950
13,784	ManpowerGroup, Inc.	1,332,224
7,438	Robert Half International, Inc.	841,015
26,166	Science Applications International Corp.	2,349,183
7,891	TriNet Group, Inc. (a)	798,964
16,573	Upwork, Inc. (a)	780,920
		18,909,287

	Real Estate Management & Development — 0.7%
75,057	eXp World Holdings, Inc.	3,872,941
16,996	Howard Hughes (The) Corp. (a)	1,480,862
9,023	Jones Lang LaSalle, Inc. (a)	2,330,009
		7,683,812

	Road & Rail — 1.8%
5,776	AMERCO	4,256,854
32,027	Avis Budget Group, Inc. (a)	5,550,599
72,948	Knight-Swift Transportation Holdings, Inc.	4,135,422
9,457	Landstar System, Inc.	1,662,635
12,540	Saia, Inc. (a)	3,920,506
		19,526,016

	Semiconductors & Semiconductor Equipment — 2.3%
149,550	Amkor Technology, Inc.	3,278,136

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
36,456	Brooks Automation, Inc.	$4,245,301
9,062	Cirrus Logic, Inc. (a)	732,300
15,634	First Solar, Inc. (a)	1,869,670
46,172	Lattice Semiconductor Corp. (a)	3,206,184
46,016	MACOM Technology Solutions Holdings, Inc. (a)	3,212,837
4,945	MKS Instruments, Inc.	741,997
37,693	Power Integrations, Inc.	3,890,295
16,608	Synaptics, Inc. (a)	3,231,419
		24,408,139

	Software — 4.8%
24,511	Anaplan, Inc. (a)	1,598,362
35,933	Asana, Inc., Class A (a)	4,879,702
12,810	Avalara, Inc. (a)	2,301,189
12,643	Blackline, Inc. (a)	1,604,018
17,539	CDK Global, Inc.	763,297
10,854	Digital Turbine, Inc. (a)	934,095
76,617	Dropbox, Inc., Class A (a)	2,336,052
16,868	Duck Creek Technologies, Inc. (a)	531,342
15,026	Elastic N.V. (a)	2,607,161
14,822	Everbridge, Inc. (a)	2,361,293
12,660	LivePerson, Inc. (a)	652,117
9,754	Manhattan Associates, Inc. (a)	1,770,741
21,012	nCino, Inc. (a)	1,526,732
38,506	NCR Corp. (a)	1,522,527
20,796	New Relic, Inc. (a)	1,687,804
59,384	Nutanix, Inc., Class A (a)	2,037,465
10,645	Paylocity Holding Corp. (a)	3,248,215
5,871	Pegasystems, Inc.	697,005
26,412	Rapid7, Inc. (a)	3,400,545
21,688	Smartsheet, Inc., Class A (a)	1,496,689
48,521	Tenable Holdings, Inc. (a)	2,583,743
65,061	Teradata Corp. (a)	3,679,850
36,791	Varonis Systems, Inc. (a)	2,381,849
26,471	Workiva, Inc. (a)	3,958,738
		50,560,531

	Specialty Retail — 3.9%
7,144	Advance Auto Parts, Inc.	1,611,115
57,849	American Eagle Outfitters, Inc. (b)	1,373,335
30,644	AutoNation, Inc. (a)	3,711,601
31,154	Dick’s Sporting Goods, Inc. (b)	3,869,638
4,221	Five Below, Inc. (a)	832,803
30,890	Floor & Decor Holdings, Inc., Class A (a)	4,198,569
81,718	Foot Locker, Inc.	3,895,497
4,252	GameStop Corp., Class A (a) (b)	780,285
131,499	Gap (The), Inc.	2,983,712
11,769	Lithia Motors, Inc.	3,756,900
65,727	National Vision Holdings, Inc. (a)	4,051,412

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
37,090	Penske Automotive Group, Inc.	$3,933,395
4,476	RH (a)	2,952,504
21,042	Williams-Sonoma, Inc.	3,908,131
		41,858,897

	Technology Hardware, Storage & Peripherals — 0.6%
118,641	Pure Storage, Inc., Class A (a)	3,186,697
184,991	Xerox Holdings Corp.	3,292,840
		6,479,537

	Textiles, Apparel & Luxury Goods — 2.1%
30,698	Carter’s, Inc.	3,024,367
23,360	Columbia Sportswear Co.	2,425,702
26,006	Crocs, Inc. (a)	4,198,669
6,215	Deckers Outdoor Corp. (a)	2,456,852
21,779	PVH Corp. (a)	2,381,098
6,720	Ralph Lauren Corp.	854,582
53,152	Skechers U.S.A., Inc., Class A (a)	2,456,154
40,315	Tapestry, Inc.	1,571,479
110,939	Under Armour, Inc., Class A (a)	2,436,220
		21,805,123

	Thrifts & Mortgage Finance — 1.8%
84,781	Essent Group Ltd.	4,069,488
249,416	MGIC Investment Corp.	4,030,563
231,935	New York Community Bancorp, Inc.	2,882,952
61,038	PennyMac Financial Services, Inc.	3,788,018
164,229	Radian Group, Inc.	3,920,146
		18,691,167

	Trading Companies & Distributors — 1.5%
94,847	Air Lease Corp.	3,798,622
18,613	MSC Industrial Direct Co., Inc., Class A	1,564,795
18,706	SiteOne Landscape Supply, Inc. (a)	4,395,162
93,987	Univar Solutions, Inc. (a)	2,404,187
2,819	Watsco, Inc.	816,326
19,414	WESCO International, Inc. (a)	2,515,278
		15,494,370

	Water Utilities — 0.1%
32,390	Essential Utilities, Inc.	1,524,597

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 99.9%	$1,057,814,583
	(Cost $873,389,518)

	Money Market Funds — 0.4%
2,767,436	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	2,767,436
1,152,414	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,152,414
	Total Money Market Funds — 0.4%	3,919,850
	(Cost $3,919,850)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$3,604,116	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $3,604,124. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $3,679,943. (d)	3,604,116
	(Cost $3,604,116)

	Total Investments — 100.6%	1,065,338,549
	(Cost $880,913,484) (e)
	Net Other Assets and Liabilities — (0.6)%	(6,715,155)
	Net Assets — 100.0%	$1,058,623,394

(a)	Non-income producing security.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,032,503 and the total value of the collateral held by the Fund is $6,371,552.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $199,598,921 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,173,856. The net unrealized appreciation was $184,425,065.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,057,814,583	$1,057,814,583	$—	$—
Money Market Funds	3,919,850	3,919,850	—	—
Repurchase Agreements	3,604,116	—	3,604,116	—
Total Investments	$1,065,338,549	$1,061,734,433	$3,604,116	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.5%
61,461	Maxar Technologies, Inc.	$1,631,790
24,471	Mercury Systems, Inc. (a)	1,261,235
15,222	Moog, Inc., Class A	1,149,718
34,371	Parsons Corp. (a)	1,190,611
		5,233,354

	Air Freight & Logistics — 0.8%
89,916	Air Transport Services Group, Inc. (a)	2,238,009
35,516	Atlas Air Worldwide Holdings, Inc. (a)	2,881,058
6,989	Forward Air Corp.	702,814
25,318	Hub Group, Inc., Class A (a)	1,989,235
		7,811,116

	Airlines — 0.3%
2,968	Allegiant Travel Co. (a)	520,201
47,036	SkyWest, Inc. (a)	2,023,959
		2,544,160

	Auto Components — 1.6%
55,990	Adient PLC (a)	2,330,304
104,350	Dana, Inc.	2,315,526
12,257	Dorman Products, Inc. (a)	1,279,386
35,845	Gentherm, Inc. (a)	2,639,267
12,928	LCI Industries	1,805,266
27,860	Patrick Industries, Inc.	2,170,572
6,148	Visteon Corp. (a)	695,831
30,593	XPEL, Inc. (a) (b)	2,322,009
		15,558,161

	Automobiles — 0.2%
32,032	Winnebago Industries, Inc.	2,168,246

	Banks — 9.7%
44,733	Ameris Bancorp	2,343,562
81,258	Associated Banc-Corp.	1,810,428
62,977	Atlantic Union Bankshares Corp.	2,258,985
19,301	BancFirst Corp.	1,254,758
7,061	Bank of Hawaii Corp.	596,654
41,620	BankUnited, Inc.	1,688,107
31,526	Banner Corp.	1,820,942
77,930	Cadence Bank	2,261,529
42,053	Cathay General Bancorp	1,774,216
45,817	Columbia Banking System, Inc.	1,563,734
16,960	Community Bank System, Inc.	1,215,523
85,447	CVB Financial Corp.	1,710,649
30,271	Eagle Bancorp, Inc.	1,713,036
28,581	Eastern Bankshares, Inc.	593,627
25,626	Enterprise Financial Services Corp.	1,204,935
149,790	F.N.B. Corp.	1,745,053
27,061	FB Financial Corp.	1,226,675
132,363	First BanCorp	1,806,755
74,351	First Financial Bancorp	1,768,067
39,536	First Hawaiian, Inc.	1,090,798

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
43,233	First Interstate BancSystem, Inc., Class A	$1,797,196
41,600	First Merchants Corp.	1,729,728
151,882	Fulton Financial Corp.	2,445,300
36,939	Hancock Whitney Corp.	1,827,742
48,268	Heartland Financial USA, Inc.	2,419,192
88,795	Hilltop Holdings, Inc.	3,146,895
73,972	Home BancShares, Inc.	1,757,575
120,538	Hope Bancorp, Inc.	1,758,649
15,239	Independent Bank Corp.	1,287,695
24,502	Independent Bank Group, Inc.	1,771,250
55,733	International Bancshares Corp.	2,363,079
8,144	Lakeland Financial Corp.	585,309
27,354	Live Oak Bancshares, Inc.	2,439,430
48,188	NBT Bancorp, Inc.	1,768,018
136,917	Old National Bancorp	2,338,542
42,002	Pacific Premier Bancorp, Inc.	1,763,664
9,515	Park National Corp.	1,223,534
48,282	Renasant Corp.	1,806,230
50,649	Sandy Spring Bancorp, Inc.	2,403,802
34,321	Seacoast Banking Corp. of Florida	1,250,314
29,829	ServisFirst Bancshares, Inc.	2,395,567
5,023	Silvergate Capital Corp., Class A (a)	786,702
58,882	Simmons First National Corp., Class A	1,759,983
28,999	Texas Capital Bancshares, Inc. (a)	1,757,339
55,949	TowneBank	1,763,512
28,972	Triumph Bancorp, Inc. (a)	3,398,416
72,028	Trustmark Corp.	2,291,211
53,034	United Community Banks, Inc.	1,847,705
44,221	Veritex Holdings, Inc.	1,810,850
68,097	WesBanco, Inc.	2,367,733
20,626	Westamerica BanCorp	1,150,106
28,876	Wintrust Financial Corp.	2,555,526
		93,215,827

	Beverages — 0.3%
7,360	Coca-Cola Consolidated, Inc.	2,954,304

	Biotechnology — 3.7%
76,273	Alector, Inc. (a)	1,658,175
7,855	ALX Oncology Holdings, Inc. (a)	440,194
60,752	Amicus Therapeutics, Inc. (a)	637,896
83,193	Arcus Biosciences, Inc. (a)	2,781,974
80,693	Avid Bioservices, Inc. (a)	2,475,661
161,499	BioCryst Pharmaceuticals, Inc. (a)	2,411,180
53,731	Celldex Therapeutics, Inc. (a)	2,285,717
81,168	Cytokinetics, Inc. (a)	2,833,575
14,123	Editas Medicine, Inc. (a)	518,596
57,937	Emergent BioSolutions, Inc. (a)	2,761,857
177,699	Ironwood Pharmaceuticals, Inc. (a)	2,269,216
49,386	Kymera Therapeutics, Inc. (a)	2,907,848
4,164	Ligand Pharmaceuticals, Inc. (a)	607,694
20,487	Morphic Holding, Inc. (a)	1,178,002

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
35,936	Myriad Genetics, Inc. (a)	$1,105,751
317,911	OPKO Health, Inc. (a)	1,204,883
81,486	Organogenesis Holdings, Inc. (a)	894,716
40,726	Prothena Corp. PLC (a)	2,254,184
65,469	Sage Therapeutics, Inc. (a)	2,642,329
12,491	Veracyte, Inc. (a)	598,069
11,889	Vericel Corp. (a)	547,132
17,764	Xencor, Inc. (a)	702,744
		35,717,393

	Building Products — 0.6%
8,879	AAON, Inc.	636,180
79,423	Cornerstone Building Brands, Inc. (a)	1,136,543
13,630	CSW Industrials, Inc.	1,889,391
8,330	Gibraltar Industries, Inc. (a)	542,783
69,539	JELD-WEN Holding, Inc. (a)	1,906,064
		6,110,961

	Capital Markets — 3.6%
23,720	Artisan Partners Asset Management, Inc., Class A	1,175,089
23,329	AssetMark Financial Holdings, Inc. (a)	598,156
39,308	B. Riley Financial, Inc.	2,816,811
222,721	BGC Partners, Inc., Class A	1,196,012
111,019	Brightsphere Investment Group, Inc.	3,328,350
20,777	Cohen & Steers, Inc.	1,971,530
71,407	Federated Hermes, Inc.	2,378,567
33,235	Focus Financial Partners, Inc., Class A (a)	2,089,152
183,487	Golub Capital BDC, Inc. (c)	2,913,774
6,841	Hamilton Lane, Inc., Class A	714,953
46,887	Moelis & Co., Class A	3,410,560
20,951	Piper Sandler Cos.	3,450,420
29,336	PJT Partners, Inc., Class A	2,399,391
68,032	StepStone Group, Inc., Class A	3,196,143
9,349	Virtus Investment Partners, Inc.	2,991,680
		34,630,588

	Chemicals — 1.9%
11,576	Cabot Corp.	617,580
105,873	GCP Applied Technologies, Inc. (a)	2,393,789
17,973	H.B. Fuller Co.	1,267,276
24,388	Ingevity Corp. (a)	1,900,069
13,779	Innospec, Inc.	1,248,515
140,255	Kronos Worldwide, Inc.	1,827,523
100,422	Livent Corp. (a)	2,833,909
33,229	Minerals Technologies, Inc.	2,357,265
5,139	NewMarket Corp.	1,747,311
6,370	Sensient Technologies Corp.	608,972
15,411	Stepan Co.	1,849,628
		18,651,837

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.8%
25,780	ABM Industries, Inc.	$1,134,578
34,331	Brady Corp., Class A	1,788,302
117,924	BrightView Holdings, Inc. (a)	1,870,275
9,166	Brink’s (The) Co.	631,354
22,920	Casella Waste Systems, Inc., Class A (a)	1,987,622
48,497	Deluxe Corp.	1,729,888
68,459	Harsco Corp. (a)	1,170,649
46,434	Healthcare Services Group, Inc.	891,068
15,406	Herman Miller, Inc.	599,601
47,401	HNI Corp.	1,772,797
141,595	KAR Auction Services, Inc. (a)	2,077,199
8,187	UniFirst Corp.	1,620,699
		17,274,032

	Communications Equipment — 0.7%
58,688	Calix, Inc. (a)	3,673,282
43,056	NetScout Systems, Inc. (a)	1,165,095
21,071	Viasat, Inc. (a)	1,257,728
36,860	Viavi Solutions, Inc. (a)	567,644
		6,663,749

	Construction & Engineering — 1.5%
29,789	Ameresco, Inc., Class A (a)	2,446,571
34,693	Arcosa, Inc.	1,794,669
24,404	Comfort Systems USA, Inc.	2,232,234
16,288	Dycom Industries, Inc. (a)	1,293,593
14,670	Granite Construction, Inc.	544,550
29,155	MYR Group, Inc. (a)	2,978,183
118,454	Primoris Services Corp.	3,192,335
		14,482,135

	Construction Materials — 0.2%
54,444	Summit Materials, Inc., Class A (a)	1,940,929

	Consumer Finance — 2.0%
58,879	Encore Capital Group, Inc. (a)	3,180,644
13,261	FirstCash, Inc.	1,173,201
11,527	Green Dot Corp., Class A (a)	488,284
82,179	LendingClub Corp. (a)	3,776,947
117,625	Navient Corp.	2,317,212
36,609	Nelnet, Inc., Class A	3,025,002
55,073	PRA Group, Inc. (a)	2,361,530
69,054	PROG Holdings, Inc.	2,793,234
		19,116,054

	Containers & Packaging — 0.7%
35,925	Greif, Inc., Class A	2,323,629
81,316	O-I Glass, Inc. (a)	1,061,174
46,342	Pactiv Evergreen, Inc.	644,617
86,532	Ranpak Holdings Corp. (a)	2,981,893
		7,011,313

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.7%
46,034	Adtalem Global Education, Inc. (a)	$1,700,036
4,923	Graham Holdings Co., Class B	2,884,139
32,919	Strategic Education, Inc.	2,245,405
		6,829,580

	Diversified Financial Services — 0.3%
93,247	Cannae Holdings, Inc. (a)	3,179,723

	Diversified Telecommunication Services — 0.3%
347,417	Globalstar, Inc. (a) (c)	573,238
176,886	Liberty Latin America Ltd., Class C (a)	2,127,939
		2,701,177

	Electric Utilities — 0.6%
38,991	ALLETE, Inc.	2,399,506
15,788	MGE Energy, Inc.	1,198,151
31,099	Otter Tail Corp.	1,928,449
		5,526,106

	Electrical Equipment — 1.2%
33,374	Atkore, Inc. (a)	3,154,844
30,591	Encore Wire Corp.	4,101,030
112,439	GrafTech International Ltd.	1,203,097
17,298	Vicor Corp. (a)	2,622,204
		11,081,175

	Electronic Equipment, Instruments & Components — 2.6%
6,612	Advanced Energy Industries, Inc.	607,114
78,467	Avnet, Inc.	2,990,377
17,210	Badger Meter, Inc.	1,759,723
19,917	Belden, Inc.	1,199,203
12,882	Insight Enterprises, Inc. (a)	1,219,926
92,880	Knowles Corp. (a)	1,935,619
68,988	Methode Electronics, Inc.	2,902,325
12,240	OSI Systems, Inc. (a)	1,139,666
19,468	Plexus Corp. (a)	1,699,946
6,223	Rogers Corp. (a)	1,251,570
75,271	Sanmina Corp. (a)	2,841,480
184,626	TTM Technologies, Inc. (a)	2,444,448
144,396	Vishay Intertechnology, Inc.	2,775,291
		24,766,688

	Energy Equipment & Services — 0.7%
15,381	Cactus, Inc., Class A	669,073
20,908	Core Laboratories N.V.	543,817
21,167	Helmerich & Payne, Inc.	657,024
47,831	Liberty Oilfield Services, Inc., Class A (a)	617,977
128,929	Patterson-UTI Energy, Inc.	1,103,632

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
765,417	Transocean Ltd. (a)	$2,701,922
		6,293,445

	Entertainment — 0.1%
7,984	Madison Square Garden Entertainment Corp. (a)	562,633
10,312	World Wrestling Entertainment, Inc., Class A	629,960
		1,192,593

	Equity Real Estate Investment Trusts — 4.9%
28,426	Acadia Realty Trust	607,748
15,504	American Assets Trust, Inc.	586,516
36,885	Apple Hospitality REIT, Inc.	579,463
216,165	Brandywine Realty Trust	2,864,186
23,385	Broadstone Net Lease, Inc.	621,807
43,009	Corporate Office Properties Trust	1,166,404
96,217	DigitalBridge Group, Inc. (a)	644,654
11,749	EPR Properties	589,917
22,332	Equity Commonwealth (a)	579,069
20,780	Essential Properties Realty Trust, Inc.	619,036
108,650	Global Net Lease, Inc.	1,740,573
44,171	Hudson Pacific Properties, Inc.	1,137,403
85,532	Independence Realty Trust, Inc.	2,021,121
68,499	Industrial Logistics Properties Trust	1,924,137
92,533	iStar, Inc. (c)	2,335,533
28,497	Kite Realty Group Trust	578,489
182,020	Lexington Realty Trust	2,652,031
73,232	LTC Properties, Inc.	2,333,172
69,441	Macerich (The) Co.	1,256,188
33,889	Mack-Cali Realty Corp. (a)	616,441
43,379	National Health Investors, Inc.	2,332,923
18,752	NexPoint Residential Trust, Inc.	1,328,017
69,070	Outfront Media, Inc.	1,719,152
193,611	Paramount Group, Inc.	1,641,821
25,890	Pebblebrook Hotel Trust	581,489
65,856	Physicians Realty Trust	1,251,923
99,860	Piedmont Office Realty Trust, Inc., Class A	1,773,514
56,241	PotlatchDeltic Corp.	2,939,717
33,306	Retail Opportunity Investments Corp.	591,848
39,043	RLJ Lodging Trust	563,000
78,829	Sabra Health Care REIT, Inc.	1,115,430
51,756	Service Properties Trust	557,412
75,154	SITE Centers Corp.	1,194,197
35,594	Tanger Factory Outlet Centers, Inc. (c)	597,979
93,806	Uniti Group, Inc.	1,342,364
63,373	Urban Edge Properties	1,110,929
23,442	Washington Real Estate Investment Trust	594,255

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
32,705	Xenia Hotels & Resorts, Inc. (a)	$582,149
		47,272,007

	Food & Staples Retailing — 0.7%
53,796	Grocery Outlet Holding Corp. (a)	1,193,733
14,962	PriceSmart, Inc.	1,076,516
100,162	Sprouts Farmers Market, Inc. (a)	2,217,587
47,929	United Natural Foods, Inc. (a)	2,079,639
		6,567,475

	Food Products — 1.2%
38,821	B&G Foods, Inc. (c)	1,142,890
16,045	Cal-Maine Foods, Inc.	578,583
90,035	Fresh Del Monte Produce, Inc.	3,015,272
13,562	Hain Celestial Group (The), Inc. (a)	608,527
100,205	Hostess Brands, Inc. (a)	1,894,877
3,797	J & J Snack Foods Corp.	560,247
50,465	Simply Good Foods (The) Co. (a)	2,000,937
43,644	TreeHouse Foods, Inc. (a)	1,577,294
		11,378,627

	Gas Utilities — 1.6%
9,666	Chesapeake Utilities Corp.	1,266,923
351,441	Macquarie Infrastructure Holdings LLC	1,296,817
33,334	New Jersey Resources Corp.	1,260,358
50,461	Northwest Natural Holding Co.	2,275,286
36,622	ONE Gas, Inc.	2,464,661
109,160	South Jersey Industries, Inc.	2,484,482
34,701	Southwest Gas Holdings, Inc.	2,403,044
37,934	Spire, Inc.	2,380,738
		15,832,309

	Health Care Equipment & Supplies — 1.8%
8,343	AtriCure, Inc. (a)	626,226
18,596	Avanos Medical, Inc. (a)	586,518
17,828	Axonics, Inc. (a)	1,307,684
27,419	BioLife Solutions, Inc. (a)	1,457,320
8,869	CONMED Corp.	1,297,357
34,894	CryoPort, Inc. (a)	2,845,257
8,219	Haemonetics Corp. (a)	564,727
11,221	Heska Corp. (a)	2,508,230
12,989	Integer Holdings Corp. (a)	1,169,270
67,779	Lantheus Holdings, Inc. (a)	1,585,351
8,080	Merit Medical Systems, Inc. (a)	543,461
9,694	NuVasive, Inc. (a)	517,272
11,735	Outset Medical, Inc. (a)	625,123
21,086	Silk Road Medical, Inc. (a)	1,237,959
		16,871,755

	Health Care Providers & Services — 2.1%
152,360	Agiliti, Inc. (a)	3,435,718
49,589	Community Health Systems, Inc. (a)	649,616

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
12,462	CorVel Corp. (a)	$2,283,288
31,984	Covetrus, Inc. (a)	645,757
25,800	Fulgent Genetics, Inc. (a) (c)	2,139,336
15,972	ModivCare, Inc. (a)	2,599,763
119,577	Option Care Health, Inc. (a)	3,268,039
38,500	Patterson Cos., Inc.	1,203,510
79,179	RadNet, Inc. (a)	2,461,675
10,491	US Physical Therapy, Inc.	1,131,559
		19,818,261

	Health Care Technology — 0.6%
43,394	Allscripts Healthcare Solutions, Inc. (a)	597,969
93,579	Evolent Health, Inc., Class A (a)	2,739,058
14,143	GoodRx Holdings, Inc., Class A (a)	630,778
11,602	Health Catalyst, Inc. (a)	610,729
18,807	Phreesia, Inc. (a)	1,326,646
		5,905,180

	Hotels, Restaurants & Leisure — 1.9%
11,572	Bally’s Corp. (a)	530,113
46,415	Bloomin’ Brands, Inc. (a)	1,003,492
11,828	Brinker International, Inc. (a)	496,303
12,344	Cheesecake Factory (The), Inc. (a)	501,660
12,447	Cracker Barrel Old Country Store, Inc.	1,657,567
15,137	Dave & Buster’s Entertainment, Inc. (a)	562,037
119,972	Everi Holdings, Inc. (a)	2,879,328
36,589	Hilton Grand Vacations, Inc. (a)	1,839,695
5,961	Jack in the Box, Inc.	589,841
18,275	Papa John’s International, Inc.	2,267,562
56,637	Red Rock Resorts, Inc., Class A (a)	3,081,619
31,464	SeaWorld Entertainment, Inc. (a)	1,997,964
13,651	Six Flags Entertainment Corp. (a)	561,466
		17,968,647

	Household Durables — 3.3%
4,901	Cavco Industries, Inc. (a)	1,178,102
47,209	Century Communities, Inc.	3,165,836
5,415	Installed Building Products, Inc.	687,976
22,172	iRobot Corp. (a)	1,849,588
74,536	KB Home	2,992,620
72,006	La-Z-Boy, Inc.	2,393,480
62,092	M.D.C. Holdings, Inc.	3,041,266
50,190	M/I Homes, Inc. (a)	2,873,879
29,907	Meritage Homes Corp. (a)	3,251,190
48,300	Skyline Champion Corp. (a)	3,058,356
112,527	Taylor Morrison Home Corp. (a)	3,435,449
138,009	Tri Pointe Homes, Inc. (a)	3,338,438
		31,266,180

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.4%
53,971	Central Garden & Pet Co., Class A (a)	$2,493,460
12,128	Spectrum Brands Holdings, Inc.	1,137,000
		3,630,460

	Independent Power and Renewable Electricity Producers — 0.3%
38,334	Clearway Energy, Inc., Class C	1,360,090
17,421	Ormat Technologies, Inc.	1,260,061
		2,620,151

	Insurance — 3.4%
98,104	American Equity Investment Life Holding Co.	3,126,575
22,221	Argo Group International Holdings Ltd.	1,224,377
49,578	Assured Guaranty Ltd.	2,755,545
12,828	Brighthouse Financial, Inc. (a)	644,350
123,234	CNO Financial Group, Inc.	2,974,869
773,583	Genworth Financial, Inc., Class A (a)	3,179,426
15,240	Goosehead Insurance, Inc., Class A	2,199,132
58,325	Horace Mann Educators Corp.	2,285,174
3,589	Kinsale Capital Group, Inc.	671,681
52,109	Mercury General Corp.	2,839,419
14,355	Palomar Holdings, Inc. (a)	1,312,765
313,276	SiriusPoint Ltd. (a)	2,944,794
45,857	Stewart Information Services Corp.	3,263,643
2,712	White Mountains Insurance Group Ltd.	2,861,133
		32,282,883

	Interactive Media & Services — 0.5%
73,886	Cargurus, Inc. (a)	2,478,136
72,644	fuboTV, Inc. (a) (c)	2,165,518
15,580	Yelp, Inc. (a)	601,855
		5,245,509

	Internet & Direct Marketing Retail — 0.6%
7,446	Overstock.com, Inc. (a)	709,082
28,178	Revolve Group, Inc. (a)	2,114,477
20,480	Shutterstock, Inc.	2,481,152
14,523	Stitch Fix, Inc., Class A (a)	502,496
		5,807,207

	IT Services — 1.6%
24,074	CSG Systems International, Inc.	1,204,904
38,069	EVERTEC, Inc.	1,721,099
18,850	ExlService Holdings, Inc. (a)	2,311,575
25,073	Perficient, Inc. (a)	3,099,023
173,397	SolarWinds Corp.	2,791,692
68,553	Switch, Inc., Class A	1,733,020
69,234	Unisys Corp. (a)	1,770,313

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
38,500	Verra Mobility Corp. (a)	$572,880
		15,204,506

	Leisure Products — 0.8%
49,695	Acushnet Holdings Corp.	2,531,463
24,873	Malibu Boats, Inc., Class A (a)	1,756,283
71,966	Vista Outdoor, Inc. (a)	3,011,057
		7,298,803

	Machinery — 3.8%
8,316	Alamo Group, Inc.	1,257,379
15,095	Albany International Corp., Class A	1,217,412
31,446	Altra Industrial Motion Corp.	1,639,909
41,711	Barnes Group, Inc.	1,749,359
27,987	Enerpac Tool Group Corp.	584,648
6,660	EnPro Industries, Inc.	597,136
7,535	ESCO Technologies, Inc.	637,160
61,788	Evoqua Water Technologies Corp. (a)	2,584,592
30,045	Federal Signal Corp.	1,286,226
14,532	Franklin Electric Co., Inc.	1,255,274
35,330	Helios Technologies, Inc.	3,216,797
40,810	Hillenbrand, Inc.	1,855,223
11,371	Kadant, Inc.	2,525,727
50,849	Kennametal, Inc.	2,021,248
7,645	Lindsay Corp.	1,113,647
108,904	Meritor, Inc. (a)	2,650,723
70,582	Mueller Industries, Inc.	3,715,437
38,120	Mueller Water Products, Inc., Class A	625,549
17,424	Proto Labs, Inc. (a)	1,042,129
21,710	SPX Corp. (a)	1,261,134
7,937	SPX FLOW, Inc.	592,973
15,692	Tennant Co.	1,246,886
27,563	Terex Corp.	1,234,822
21,353	Trinity Industries, Inc.	598,952
		36,510,342

	Marine — 0.6%
48,389	Kirby Corp. (a)	2,536,067
35,942	Matson, Inc.	2,993,250
		5,529,317

	Media — 2.0%
67,074	Advantage Solutions, Inc. (a)	572,812
49,812	AMC Networks, Inc., Class A (a)	1,982,020
127,122	Gray Television, Inc.	2,979,740
69,567	iHeartMedia, Inc., Class A (a)	1,348,208
33,338	John Wiley & Sons, Inc., Class A	1,805,919
20,721	Magnite, Inc. (a)	560,089
73,256	Sinclair Broadcast Group, Inc., Class A	1,914,179
28,158	TechTarget, Inc. (a)	2,655,581
147,106	TEGNA, Inc.	2,892,104

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
118,105	WideOpenWest, Inc. (a)	$2,249,900
		18,960,552

	Metals & Mining — 1.1%
34,888	Allegheny Technologies, Inc. (a)	561,697
17,721	Carpenter Technology Corp.	547,225
376,134	Coeur Mining, Inc. (a)	2,380,928
95,238	Commercial Metals Co.	3,064,759
15,974	Kaiser Aluminum Corp.	1,551,714
44,037	Worthington Industries, Inc.	2,392,090
		10,498,413

	Mortgage Real Estate Investment Trusts — 2.0%
156,490	Apollo Commercial Real Estate Finance, Inc.	2,369,259
93,931	Arbor Realty Trust, Inc. (c)	1,888,952
195,349	Chimera Investment Corp.	3,049,398
634,778	MFA Financial, Inc.	2,862,849
680,970	New York Mortgage Trust, Inc.	2,989,458
147,330	PennyMac Mortgage Investment Trust	2,968,700
457,560	Two Harbors Investment Corp.	2,937,535
		19,066,151

	Multiline Retail — 0.7%
66,904	Big Lots, Inc.	2,960,502
16,815	Dillard’s, Inc., Class A	3,886,619
		6,847,121

	Multi-Utilities — 0.5%
59,323	Avista Corp.	2,361,649
40,503	NorthWestern Corp.	2,303,000
		4,664,649

	Oil, Gas & Consumable Fuels — 4.9%
70,754	California Resources Corp. (a)	3,263,882
59,106	Callon Petroleum Co. (a)	3,057,553
91,946	CNX Resources Corp. (a)	1,343,331
41,294	Denbury, Inc. (a)	3,495,950
228,871	Equitrans Midstream Corp.	2,359,660
17,769	Green Plains, Inc. (a)	674,334
130,452	Magnolia Oil & Gas Corp., Class A	2,723,838
76,259	Matador Resources Co.	3,191,439
23,235	Murphy Oil Corp.	646,630
29,178	Oasis Petroleum, Inc.	3,518,867
61,215	PDC Energy, Inc.	3,202,157
128,190	Range Resources Corp. (a)	2,989,391
46,230	Renewable Energy Group, Inc. (a)	2,958,720
109,967	SM Energy Co.	3,774,067
523,634	Southwestern Energy Co. (a)	2,555,334
445,156	Tellurian, Inc. (a)	1,745,011
49,665	Whiting Petroleum Corp. (a)	3,234,681

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
69,028	World Fuel Services Corp.	$2,107,425
		46,842,270

	Personal Products — 1.0%
47,950	Edgewell Personal Care Co.	1,677,771
31,038	Inter Parfums, Inc.	2,867,290
3,012	Medifast, Inc.	591,165
71,681	Nu Skin Enterprises, Inc., Class A	2,877,992
18,878	USANA Health Sciences, Inc. (a)	1,832,299
		9,846,517

	Pharmaceuticals — 0.6%
60,546	Harmony Biosciences Holdings, Inc. (a)	2,510,843
31,126	Intra-Cellular Therapies, Inc. (a)	1,340,597
31,020	Prestige Consumer Healthcare, Inc. (a)	1,860,890
20,826	Revance Therapeutics, Inc. (a)	286,357
		5,998,687

	Professional Services — 0.9%
35,881	CBIZ, Inc. (a)	1,317,191
12,996	ICF International, Inc.	1,305,968
5,239	Insperity, Inc.	654,875
40,090	Korn Ferry	3,095,349
22,926	ManTech International Corp., Class A	1,976,680
		8,350,063

	Real Estate Management & Development — 1.1%
27,734	Kennedy-Wilson Holdings, Inc.	620,410
42,849	Marcus & Millichap, Inc. (a)	2,018,188
202,721	Newmark Group, Inc., Class A	3,016,488
165,390	Realogy Holdings Corp. (a)	2,864,555
41,344	St Joe (The) Co.	1,943,995
		10,463,636

	Road & Rail — 1.2%
28,381	ArcBest Corp.	2,550,033
28,059	Ryder System, Inc.	2,383,612
127,570	Schneider National, Inc., Class B	3,181,596
65,528	Werner Enterprises, Inc.	2,969,729
		11,084,970

	Semiconductors & Semiconductor Equipment — 2.7%
21,098	ACM Research, Inc., Class A (a)	2,239,975
14,901	Ambarella, Inc. (a)	2,769,053
36,330	Cohu, Inc. (a)	1,164,013
32,023	Diodes, Inc. (a)	3,077,090
31,085	FormFactor, Inc. (a)	1,236,561
58,902	MaxLinear, Inc. (a)	3,710,826
32,121	Onto Innovation, Inc. (a)	2,544,304
52,269	Rambus, Inc. (a)	1,216,300

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
29,765	Semtech Corp. (a)	$2,530,918
14,209	SiTime Corp. (a)	3,763,822
27,239	Ultra Clean Holdings, Inc. (a)	1,350,237
		25,603,099

	Software — 3.6%
18,880	ACI Worldwide, Inc. (a)	579,238
7,420	Alarm.com Holdings, Inc. (a)	625,209
16,832	Altair Engineering, Inc., Class A (a)	1,309,361
8,247	Blackbaud, Inc. (a)	585,619
49,023	Box, Inc., Class A (a)	1,266,264
12,073	Cerence, Inc. (a)	1,269,234
23,112	CommVault Systems, Inc. (a)	1,421,388
27,484	Domo, Inc., Class B (a)	2,428,211
14,462	Envestnet, Inc. (a)	1,207,577
8,555	InterDigital, Inc.	572,757
30,124	Jamf Holding Corp. (a)	1,435,409
36,744	Marathon Digital Holdings, Inc. (a)	1,919,507
36,490	Mimecast Ltd. (a)	2,752,806
29,601	Momentive Global, Inc. (a)	678,455
28,015	PagerDuty, Inc. (a)	1,169,626
35,385	Progress Software Corp.	1,819,143
10,427	Qualys, Inc. (a)	1,297,953
22,575	Riot Blockchain, Inc. (a)	614,492
23,788	Sprout Social, Inc., Class A (a)	3,037,252
17,983	SPS Commerce, Inc. (a)	2,746,544
12,953	Verint Systems, Inc. (a)	603,610
143,967	Vonage Holdings Corp. (a)	2,320,748
61,590	Xperi Holding Corp.	1,103,693
69,986	Zuora, Inc., Class A (a)	1,529,894
		34,293,990

	Specialty Retail — 3.2%
61,673	Abercrombie & Fitch Co., Class A (a)	2,438,550
11,796	Asbury Automotive Group, Inc. (a)	2,308,595
32,642	Boot Barn Holdings, Inc. (a)	3,410,763
43,965	Buckle (The), Inc.	1,829,823
14,926	Camping World Holdings, Inc., Class A	555,993
15,441	Group 1 Automotive, Inc.	2,776,292
20,176	Monro, Inc.	1,246,070
6,938	Murphy USA, Inc.	1,130,547
43,341	ODP (The) Corp. (a)	1,876,665
41,287	Rent-A-Center, Inc.	2,198,946
68,865	Sally Beauty Holdings, Inc. (a)	1,050,880
36,739	Signet Jewelers Ltd.	3,276,384
12,413	Sleep Number Corp. (a)	1,096,564
44,171	Sonic Automotive, Inc., Class A	2,183,373
97,707	Urban Outfitters, Inc. (a)	3,119,785
		30,499,230

	Technology Hardware, Storage & Peripherals — 0.4%
21,044	3D Systems Corp. (a)	592,599

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
40,124	Avid Technology, Inc. (a)	$1,149,151
22,375	Corsair Gaming, Inc. (a) (c)	547,069
47,595	Super Micro Computer, Inc. (a)	1,684,387
		3,973,206

	Textiles, Apparel & Luxury Goods — 0.7%
34,845	Kontoor Brands, Inc.	1,846,785
47,343	Levi Strauss & Co., Class A	1,239,440
19,303	Oxford Industries, Inc.	1,789,774
43,341	Steven Madden Ltd.	1,954,679
		6,830,678

	Thrifts & Mortgage Finance — 2.5%
45,028	Axos Financial, Inc. (a)	2,386,484
100,989	Capitol Federal Financial, Inc.	1,224,997
94,084	Columbia Financial, Inc. (a)	1,751,844
44,221	Meta Financial Group, Inc.	2,451,612
70,463	Mr. Cooper Group, Inc. (a)	3,089,098
128,303	NMI Holdings, Inc., Class A (a)	3,115,197
131,066	Northwest Bancshares, Inc.	1,808,711
74,161	Provident Financial Services, Inc.	1,836,226
20,447	Walker & Dunlop, Inc.	2,659,541
50,730	Washington Federal, Inc.	1,793,813
45,230	WSFS Financial Corp.	2,343,366
		24,460,889

	Tobacco — 0.1%
91,010	Vector Group Ltd.	1,206,793

	Trading Companies & Distributors — 2.6%
19,311	Applied Industrial Technologies, Inc.	1,882,436
48,592	Beacon Roofing Supply, Inc. (a)	2,569,059
53,741	Boise Cascade Co.	3,042,815
62,185	Custom Truck One Source, Inc. (a) (c)	562,774
19,435	GATX Corp.	1,843,410
45,938	Global Industrial Co.	1,864,164
52,986	GMS, Inc. (a)	2,624,397
17,746	Herc Holdings, Inc.	3,230,482
32,255	McGrath RentCorp	2,326,876
51,389	Rush Enterprises, Inc., Class A	2,676,339
44,596	Triton International Ltd.	2,773,425
		25,396,177

	Water Utilities — 0.6%
13,569	American States Water Co.	1,232,608
29,536	California Water Service Group	1,798,152
16,934	Middlesex Water Co.	1,864,772
17,565	SJW Group	1,157,885
		6,053,417

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.8%
73,489	Shenandoah Telecommunications Co.	$2,031,236
148,766	Telephone and Data Systems, Inc.	2,787,875
90,968	United States Cellular Corp. (a)	2,780,892
		7,600,003
	Total Common Stocks — 99.9%	958,204,776
	(Cost $825,145,786)

	Money Market Funds — 0.5%
3,510,993	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	3,510,993
1,622,062	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	1,622,062
	Total Money Market Funds — 0.5%	5,133,055
	(Cost $5,133,055)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$4,572,472	BNP Paribas S.A., 0.03% (d), dated 10/29/21, due 11/01/21, with a maturity value of $4,572,483. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $4,668,673. (e)	4,572,472
	(Cost $4,572,472)

	Total Investments — 100.9%	967,910,303
	(Cost $834,851,313) (f)
	Net Other Assets and Liabilities — (0.9)%	(8,435,533)
	Net Assets — 100.0%	$959,474,770

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,880,049 and the total value of the collateral held by the Fund is $8,083,465.
(d)	Rate shown reflects yield as of October 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $155,619,752 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,560,762. The net unrealized appreciation was $133,058,990.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$958,204,776	$958,204,776	$—	$—
Money Market Funds	5,133,055	5,133,055	—	—
Repurchase Agreements	4,572,472	—	4,572,472	—
Total Investments	$967,910,303	$963,337,831	$4,572,472	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.8%
28,001	General Dynamics Corp.	$5,677,203
17,065	L3Harris Technologies, Inc.	3,934,165
15,906	Lockheed Martin Corp.	5,285,882
20,871	Northrop Grumman Corp.	7,455,539
21,286	Raytheon Technologies Corp.	1,891,474
78,632	Textron, Inc.	5,806,973
		30,051,236

	Air Freight & Logistics — 0.2%
10,048	United Parcel Service, Inc., Class B	2,144,947

	Automobiles — 1.7%
530,844	Ford Motor Co. (a)	9,066,815
178,258	General Motors Co. (a)	9,702,583
		18,769,398

	Banks — 7.2%
129,310	Bank of America Corp.	6,178,432
133,883	Citigroup, Inc.	9,259,348
159,999	Citizens Financial Group, Inc.	7,580,753
177,116	Fifth Third Bancorp	7,709,859
243,103	Huntington Bancshares, Inc.	3,826,441
33,533	JPMorgan Chase & Co.	5,696,921
347,676	KeyCorp	8,090,421
50,332	M&T Bank Corp.	7,404,844
19,211	PNC Financial Services Group (The), Inc.	4,054,097
93,593	Truist Financial Corp.	5,940,348
63,230	U.S. Bancorp	3,817,195
161,964	Wells Fargo & Co.	8,286,078
		77,844,737

	Beverages — 0.2%
53,563	Keurig Dr Pepper, Inc.	1,933,089

	Biotechnology — 1.5%
17,675	Amgen, Inc.	3,658,195
13,281	Biogen, Inc. (a)	3,541,777
78,586	Gilead Sciences, Inc.	5,098,660
20,720	Vertex Pharmaceuticals, Inc. (a)	3,831,749
		16,130,381

	Building Products — 0.3%
72,611	Carrier Global Corp.	3,792,473

	Capital Markets — 2.7%
145,000	Bank of New York Mellon (The) Corp.	8,584,000
316,150	Franklin Resources, Inc.	9,955,563
40,729	Raymond James Financial, Inc.	4,015,472
64,792	State Street Corp.	6,385,252
		28,940,287

	Chemicals — 5.2%
14,675	Air Products and Chemicals, Inc.	4,399,712

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
62,375	Celanese Corp.	$10,074,186
178,630	Corteva, Inc.	7,707,884
163,238	Dow, Inc.	9,136,431
138,197	DuPont de Nemours, Inc.	9,618,511
18,163	Eastman Chemical Co.	1,889,497
100,117	LyondellBasell Industries N.V., Class A	9,292,860
26,280	PPG Industries, Inc.	4,219,780
		56,338,861

	Commercial Services & Supplies — 0.2%
15,241	Republic Services, Inc.	2,051,439

	Communications Equipment — 0.4%
69,049	Cisco Systems, Inc.	3,864,673

	Construction Materials — 0.2%
10,816	Vulcan Materials Co.	2,056,338

	Consumer Finance — 2.4%
184,053	Ally Financial, Inc.	8,786,690
10,922	American Express Co.	1,898,025
58,010	Capital One Financial Corp.	8,761,250
153,781	Synchrony Financial	7,143,128
		26,589,093

	Containers & Packaging — 0.4%
98,161	International Paper Co.	4,875,657

	Distributors — 0.9%
15,094	Genuine Parts Co.	1,978,975
149,379	LKQ Corp. (a)	8,227,795
		10,206,770

	Diversified Financial Services — 0.9%
34,424	Berkshire Hathaway, Inc., Class B (a)	9,880,032

	Diversified Telecommunication Services — 1.5%
278,296	AT&T, Inc.	7,029,757
173,967	Verizon Communications, Inc.	9,218,511
		16,248,268

	Electric Utilities — 8.2%
98,058	Alliant Energy Corp.	5,547,141
92,595	American Electric Power Co., Inc.	7,843,722
56,248	Duke Energy Corp.	5,737,859
135,510	Edison International	8,527,644
75,691	Entergy Corp.	7,797,687
120,848	Evergy, Inc.	7,704,060
67,137	Eversource Energy	5,699,931
155,498	Exelon Corp.	8,270,939
154,106	FirstEnergy Corp.	5,937,704

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
978,744	PG&E Corp. (a)	$11,353,430
134,805	PPL Corp.	3,882,384
88,578	Southern (The) Co.	5,520,181
87,828	Xcel Energy, Inc.	5,672,811
		89,495,493

	Electrical Equipment — 0.7%
14,756	AMETEK, Inc.	1,953,694
12,255	Eaton Corp. PLC	2,019,134
39,898	Emerson Electric Co.	3,870,505
		7,843,333

	Electronic Equipment, Instruments & Components — 1.0%
205,996	Corning, Inc.	7,327,278
27,391	TE Connectivity Ltd.	3,999,086
		11,326,364

	Energy Equipment & Services — 0.2%
61,733	Schlumberger N.V.	1,991,507

	Entertainment — 0.9%
70,929	Activision Blizzard, Inc.	5,545,938
24,393	Take-Two Interactive Software, Inc. (a)	4,415,133
		9,961,071

	Equity Real Estate Investment Trusts — 0.9%
112,257	Healthpeak Properties, Inc.	3,986,246
75,154	WP Carey, Inc.	5,795,125
		9,781,371

	Food & Staples Retailing — 1.2%
135,771	Kroger (The) Co.	5,433,556
159,761	Walgreens Boots Alliance, Inc.	7,511,962
		12,945,518

	Food Products — 4.9%
125,259	Archer-Daniels-Midland Co.	8,046,638
221,929	Conagra Brands, Inc.	7,146,114
91,761	General Mills, Inc.	5,670,830
10,810	Hershey (The) Co.	1,895,533
91,668	Hormel Foods Corp.	3,879,390
58,797	Kellogg Co.	3,604,256
204,149	Kraft Heinz (The) Co.	7,326,908
94,348	Mondelez International, Inc., Class A	5,730,697
119,026	Tyson Foods, Inc., Class A	9,518,509
		52,818,875

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 1.4%
7,444	Becton, Dickinson and Co.	$1,783,508
127,300	Hologic, Inc. (a)	9,332,363
25,679	Zimmer Biomet Holdings, Inc.	3,675,178
		14,791,049

	Health Care Providers & Services — 3.7%
10,081	Anthem, Inc.	4,386,545
29,366	Centene Corp. (a)	2,092,034
46,942	Cigna Corp.	10,027,281
88,578	CVS Health Corp.	7,908,244
9,658	Humana, Inc.	4,473,199
64,663	Quest Diagnostics, Inc.	9,491,235
4,682	UnitedHealth Group, Inc.	2,155,921
		40,534,459

	Health Care Technology — 0.4%
53,294	Cerner Corp.	3,959,211

	Hotels, Restaurants & Leisure — 0.2%
12,079	Darden Restaurants, Inc.	1,741,067

	Household Durables — 2.4%
111,895	D.R. Horton, Inc.	9,988,867
100,299	Lennar Corp., Class A	10,022,879
1,146	NVR, Inc. (a)	5,609,441
		25,621,187

	Household Products — 0.7%
45,517	Church & Dwight Co., Inc.	3,976,365
24,210	Colgate-Palmolive Co.	1,844,560
13,817	Kimberly-Clark Corp.	1,789,163
		7,610,088

	Industrial Conglomerates — 0.5%
31,292	3M Co.	5,591,255

	Insurance — 11.3%
180,240	Aflac, Inc.	9,673,481
73,804	Allstate (The) Corp.	9,127,341
171,177	American International Group, Inc.	10,114,849
246,096	Arch Capital Group Ltd. (a)	10,291,735
32,998	Brown & Brown, Inc.	2,082,504
54,161	Chubb Ltd.	10,581,976
82,262	Cincinnati Financial Corp.	9,989,897
133,750	Hartford Financial Services Group (The), Inc.	9,754,387
7,861	Markel Corp. (a)	10,322,515
88,922	MetLife, Inc.	5,584,302
85,236	Principal Financial Group, Inc.	5,718,483
103,949	Progressive (The) Corp.	9,862,681
89,316	Prudential Financial, Inc.	9,829,226

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
61,812	Travelers (The) Cos., Inc.	$9,944,314
		122,877,691

	Internet & Direct Marketing Retail — 0.9%
134,863	eBay, Inc.	10,346,689

	IT Services — 2.0%
5,720	Accenture PLC, Class A	2,052,279
35,935	Akamai Technologies, Inc. (a)	3,789,705
22,555	Broadridge Financial Solutions, Inc.	4,024,037
73,968	Cognizant Technology Solutions Corp., Class A	5,776,161
15,036	Fidelity National Information Services, Inc.	1,665,087
16,863	Fiserv, Inc. (a)	1,660,837
11,611	Global Payments, Inc.	1,660,257
13,171	International Business Machines Corp.	1,647,692
		22,276,055

	Life Sciences Tools & Services — 0.9%
12,596	Bio-Rad Laboratories, Inc., Class A (a)	10,009,789

	Machinery — 4.6%
9,531	Caterpillar, Inc.	1,944,419
33,473	Cummins, Inc.	8,028,164
11,766	Dover Corp.	1,989,395
133,144	Fortive Corp.	10,080,332
8,854	Illinois Tool Works, Inc.	2,017,561
95,245	PACCAR, Inc.	8,535,857
19,632	Parker-Hannifin Corp.	5,822,655
42,876	Stanley Black & Decker, Inc.	7,706,104
43,596	Westinghouse Air Brake Technologies Corp.	3,955,465
		50,079,952

	Media — 1.9%
98,145	Comcast Corp., Class A	5,047,597
93,701	Fox Corp., Class A	3,723,678
51,868	Omnicom Group, Inc.	3,531,174
237,811	ViacomCBS, Inc., Class B	8,613,514
		20,915,963

	Metals & Mining — 0.9%
173,038	Newmont Corp.	9,344,052

	Multiline Retail — 1.1%
17,717	Dollar General Corp.	3,924,670
78,528	Dollar Tree, Inc. (a)	8,462,177
		12,386,847

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities — 5.3%
67,767	Ameren Corp.	$5,712,081
305,559	CenterPoint Energy, Inc.	7,956,756
91,901	CMS Energy Corp.	5,546,225
103,552	Consolidated Edison, Inc.	7,807,821
51,471	Dominion Energy, Inc.	3,908,193
67,289	DTE Energy Co.	7,627,208
90,134	Public Service Enterprise Group, Inc.	5,750,549
59,420	Sempra Energy	7,583,775
62,236	WEC Energy Group, Inc.	5,604,974
		57,497,582

	Oil, Gas & Consumable Fuels — 3.4%
54,107	Chevron Corp.	6,194,710
80,998	ConocoPhillips	6,033,541
51,527	Devon Energy Corp.	2,065,202
93,643	EOG Resources, Inc.	8,658,232
449,298	Kinder Morgan, Inc.	7,525,742
60,806	Marathon Petroleum Corp.	4,008,940
10,989	Pioneer Natural Resources Co.	2,054,723
		36,541,090

	Pharmaceuticals — 1.5%
23,272	Johnson & Johnson	3,790,543
127,627	Pfizer, Inc.	5,582,405
554,742	Viatris, Inc.	7,405,806
		16,778,754

	Professional Services — 0.5%
57,101	Leidos Holdings, Inc.	5,708,958

	Real Estate Management & Development — 0.2%
18,794	CBRE Group, Inc., Class A (a)	1,956,080

	Road & Rail — 2.2%
184,574	CSX Corp.	6,676,042
22,475	J.B. Hunt Transport Services, Inc.	4,431,845
15,708	Norfolk Southern Corp.	4,603,230
9,335	Union Pacific Corp.	2,253,469
68,978	XPO Logistics, Inc. (a)	5,918,312
		23,882,898

	Semiconductors & Semiconductor Equipment — 1.6%
176,350	Intel Corp.	8,641,150
132,375	Micron Technology, Inc.	9,147,112
		17,788,262

	Software — 0.4%
54,155	SS&C Technologies Holdings, Inc.	4,303,698

	Specialty Retail — 1.7%
71,106	Best Buy Co., Inc.	8,691,998
29,372	CarMax, Inc. (a)	4,021,614

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
5,574	Home Depot (The), Inc.	$2,072,079
9,031	Tractor Supply Co.	1,961,262
5,070	Ulta Beauty, Inc. (a)	1,862,515
		18,609,468

	Technology Hardware, Storage & Peripherals — 2.3%
659,364	Hewlett Packard Enterprise Co.	9,659,683
274,735	HP, Inc.	8,332,712
133,182	Western Digital Corp. (a)	6,964,087
		24,956,482

	Textiles, Apparel & Luxury Goods — 0.2%
27,313	VF Corp.	1,990,571

	Tobacco — 0.2%
40,196	Altria Group, Inc.	1,773,046

	Trading Companies & Distributors — 0.4%
35,452	Fastenal Co.	2,023,600
4,654	W.W. Grainger, Inc.	2,155,314
		4,178,914

	Wireless Telecommunication Services — 0.4%
42,966	T-Mobile US, Inc. (a)	4,942,379

	Total Common Stocks — 99.9%	1,086,874,747
	(Cost $963,878,500)

	Money Market Funds — 0.0%
147,414	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	147,414
	(Cost $147,414)

	Total Investments — 99.9%	1,087,022,161
	(Cost $964,025,914) (c)
	Net Other Assets and Liabilities — 0.1%	572,846
	Net Assets — 100.0%	$1,087,595,007

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $134,875,662 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,879,415. The net unrealized appreciation was $122,996,247.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,086,874,747	$—	$—
Money Market Funds	147,414	—	—
Total Investments	$1,087,022,161	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Air Freight & Logistics — 0.5%
53,421	Expeditors International of Washington, Inc.	$6,584,672

	Airlines — 0.2%
49,787	Delta Air Lines, Inc. (a)	1,948,165

	Auto Components — 0.6%
42,721	Aptiv PLC (a)	7,386,034

	Automobiles — 1.0%
11,239	Tesla, Inc. (a)	12,520,246

	Banks — 2.2%
32,994	First Republic Bank	7,137,592
408,955	Regions Financial Corp.	9,684,054
16,840	SVB Financial Group (a)	12,081,016
		28,902,662

	Biotechnology — 3.6%
40,396	AbbVie, Inc.	4,632,209
46,156	Alnylam Pharmaceuticals, Inc. (a)	7,364,651
79,559	Horizon Therapeutics PLC (a)	9,539,920
28,306	Moderna, Inc. (a)	9,771,514
14,399	Regeneron Pharmaceuticals, Inc. (a)	9,214,496
37,480	Seagen, Inc. (a)	6,608,849
		47,131,639

	Building Products — 0.5%
93,479	Johnson Controls International PLC	6,858,554

	Capital Markets — 7.9%
5,195	BlackRock, Inc.	4,901,275
93,634	Blackstone, Inc.	12,960,818
230,405	Carlyle Group (The), Inc.	12,937,241
59,822	Charles Schwab (The) Corp.	4,907,199
23,054	Goldman Sachs Group (The), Inc.	9,529,371
18,476	Intercontinental Exchange, Inc.	2,558,187
178,935	KKR & Co., Inc.	14,255,751
5,974	Moody’s Corp.	2,414,392
89,556	Morgan Stanley	9,204,566
14,326	MSCI, Inc.	9,525,071
56,436	Nasdaq, Inc.	11,844,223
4,992	S&P Global, Inc.	2,367,007
32,353	T. Rowe Price Group, Inc.	7,016,718
		104,421,819

	Chemicals — 1.3%
49,750	Albemarle Corp.	12,460,883
15,577	Sherwin-Williams (The) Co.	4,931,834
		17,392,717

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 0.7%
5,574	Cintas Corp.	$2,414,099
45,879	Copart, Inc. (a)	7,124,550
		9,538,649

	Communications Equipment — 0.9%
12,680	Arista Networks, Inc. (a)	5,194,869
27,394	Motorola Solutions, Inc.	6,809,875
		12,004,744

	Construction Materials — 0.2%
6,210	Martin Marietta Materials, Inc.	2,439,536

	Consumer Finance — 0.6%
70,939	Discover Financial Services	8,038,808

	Containers & Packaging — 0.5%
30,714	Avery Dennison Corp.	6,687,052

	Distributors — 0.8%
20,060	Pool Corp.	10,334,110

	Electrical Equipment — 1.2%
21,326	Generac Holdings, Inc. (a)	10,632,290
14,817	Rockwell Automation, Inc.	4,732,550
		15,364,840

	Electronic Equipment, Instruments & Components — 2.6%
86,906	Amphenol Corp., Class A	6,671,774
34,962	CDW Corp.	6,525,657
53,046	Keysight Technologies, Inc. (a)	9,549,341
52,977	Trimble, Inc. (a)	4,628,600
12,348	Zebra Technologies Corp., Class A (a)	6,593,215
		33,968,587

	Entertainment — 1.0%
55,736	AMC Entertainment Holdings, Inc., Class A (a) (b)	1,971,382
23,279	Live Nation Entertainment, Inc. (a)	2,354,671
10,426	Netflix, Inc. (a)	7,197,172
6,770	Roku, Inc. (a)	2,064,173
		13,587,398

	Equity Real Estate Investment Trusts — 4.8%
19,659	AvalonBay Communities, Inc.	4,652,892
43,156	Camden Property Trust	7,038,744
44,316	Duke Realty Corp.	2,492,332
55,792	Equity LifeStyle Properties, Inc.	4,714,982
26,214	Equity Residential	2,264,890

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
13,628	Essex Property Trust, Inc.	$4,632,566
25,939	Extra Space Storage, Inc.	5,119,580
55,345	Invitation Homes, Inc.	2,282,981
34,077	Mid-America Apartment Communities, Inc.	6,958,864
16,913	Prologis, Inc.	2,451,709
7,139	Public Storage	2,371,433
33,526	Simon Property Group, Inc.	4,914,241
34,382	Sun Communities, Inc.	6,738,184
178,917	Weyerhaeuser Co.	6,390,915
		63,024,313

	Health Care Equipment & Supplies — 6.5%
36,887	Abbott Laboratories	4,754,365
16,370	Align Technology, Inc. (a)	10,220,937
10,543	Cooper (The) Cos., Inc.	4,395,588
35,783	Danaher Corp.	11,156,066
36,543	DENTSPLY SIRONA, Inc.	2,090,625
15,935	Dexcom, Inc. (a)	9,930,851
56,214	Edwards Lifesciences Corp. (a)	6,735,562
10,232	IDEXX Laboratories, Inc. (a)	6,815,944
19,203	Intuitive Surgical, Inc. (a)	6,934,779
16,097	Masimo Corp. (a)	4,564,143
24,148	ResMed, Inc.	6,348,751
25,661	West Pharmaceutical Services, Inc.	11,031,151
		84,978,762

	Health Care Providers & Services — 1.5%
44,881	HCA Healthcare, Inc.	11,240,895
30,966	Laboratory Corp. of America Holdings (a)	8,887,862
		20,128,757

	Hotels, Restaurants & Leisure — 3.8%
97,021	Caesars Entertainment, Inc. (a)	10,619,919
4,794	Chipotle Mexican Grill, Inc. (a)	8,528,670
13,343	Domino’s Pizza, Inc.	6,524,327
12,943	Expedia Group, Inc. (a)	2,127,959
32,982	Hilton Worldwide Holdings, Inc. (a)	4,747,759
8,799	McDonald’s Corp.	2,160,594
147,490	MGM Resorts International	6,955,628
19,230	Starbucks Corp.	2,039,726
52,031	Yum! Brands, Inc.	6,500,753
		50,205,335

	Household Durables — 0.6%
56,059	Garmin Ltd.	8,050,072

Shares	Description	Value

	Common Stocks (Continued)

	Industrial Conglomerates — 0.3%
42,293	General Electric Co.	$4,435,267

	Insurance — 1.3%
30,496	Aon PLC, Class A	9,756,280
42,026	Marsh & McLennan Cos., Inc.	7,009,937
		16,766,217

	Interactive Media & Services — 1.8%
4,074	Alphabet, Inc., Class A (a)	12,062,788
12,838	Facebook, Inc., Class A (a)	4,153,992
147,470	Snap, Inc., Class A (a)	7,753,972
		23,970,752

	Internet & Direct Marketing Retail — 0.9%
1,327	Amazon.com, Inc. (a)	4,475,215
30,602	Etsy, Inc. (a)	7,671,615
		12,146,830

	IT Services — 6.2%
10,612	Automatic Data Processing, Inc.	2,382,288
96,700	Cloudflare, Inc., Class A (a)	18,829,424
19,096	EPAM Systems, Inc. (a)	12,856,191
35,848	Gartner, Inc. (a)	11,898,310
23,105	MongoDB, Inc. (a)	12,044,405
38,749	Paychex, Inc.	4,776,977
8,153	PayPal Holdings, Inc. (a)	1,896,306
28,815	Snowflake, Inc., Class A (a)	10,195,900
26,535	Square, Inc., Class A (a)	6,753,157
		81,632,958

	Life Sciences Tools & Services — 6.4%
55,320	Agilent Technologies, Inc.	8,712,347
266,345	Avantor, Inc. (a)	10,755,011
13,134	Bio-Techne Corp.	6,877,619
26,396	Charles River Laboratories International, Inc. (a)	11,843,357
36,382	IQVIA Holdings, Inc. (a)	9,510,983
3,165	Mettler-Toledo International, Inc. (a)	4,686,985
62,863	PerkinElmer, Inc.	11,119,836
19,067	Thermo Fisher Scientific, Inc.	12,070,746
24,391	Waters Corp. (a)	8,964,912
		84,541,796

	Machinery — 1.5%
13,006	Deere & Co.	4,452,084
172,880	Ingersoll Rand, Inc. (a)	9,294,029

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
77,347	Otis Worldwide Corp.	$6,211,737
		19,957,850

	Media — 0.6%
5,990	Charter Communications, Inc., Class A (a)	4,042,591
25,231	Liberty Broadband Corp., Class C (a)	4,098,776
		8,141,367

	Metals & Mining — 1.7%
267,902	Freeport-McMoRan, Inc.	10,105,264
110,605	Nucor Corp.	12,349,048
		22,454,312

	Multiline Retail — 0.6%
27,818	Target Corp.	7,222,109

	Oil, Gas & Consumable Fuels — 3.1%
111,534	Cheniere Energy, Inc. (a)	11,532,616
55,785	Hess Corp.	4,606,167
215,151	Occidental Petroleum Corp.	7,214,013
187,851	ONEOK, Inc.	11,951,081
167,980	Williams (The) Cos., Inc.	4,718,558
		40,022,435

	Pharmaceuticals — 1.9%
35,851	Bristol-Myers Squibb Co.	2,093,699
81,862	Catalent, Inc. (a)	11,285,495
27,543	Eli Lilly & Co.	7,016,855
22,446	Zoetis, Inc.	4,852,825
		25,248,874

	Professional Services — 1.4%
42,987	Equifax, Inc.	11,925,883
38,798	TransUnion	4,473,022
10,594	Verisk Analytics, Inc.	2,227,600
		18,626,505

	Road & Rail — 0.8%
30,474	Old Dominion Freight Line, Inc.	10,402,300

	Semiconductors & Semiconductor Equipment — 7.1%
84,691	Advanced Micro Devices, Inc. (a)	10,182,399
12,666	Analog Devices, Inc.	2,197,424
49,437	Applied Materials, Inc.	6,755,566
4,375	Broadcom, Inc.	2,326,056
14,144	Enphase Energy, Inc. (a)	3,276,175
50,548	Entegris, Inc.	7,116,147
13,028	KLA Corp.	4,856,317

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
3,727	Lam Research Corp.	$2,100,425
72,249	Marvell Technology, Inc.	4,949,057
27,642	Microchip Technology, Inc.	2,047,996
22,475	Monolithic Power Systems, Inc.	11,809,714
42,069	NVIDIA Corp.	10,755,781
22,245	NXP Semiconductors N.V.	4,468,131
190,406	ON Semiconductor Corp. (a)	9,152,816
12,688	Qorvo, Inc. (a)	2,134,502
16,448	QUALCOMM, Inc.	2,188,242
12,873	Skyworks Solutions, Inc.	2,151,465
19,431	Teradyne, Inc.	2,686,141
11,037	Texas Instruments, Inc.	2,069,217
		93,223,571

	Software — 13.6%
3,684	Adobe, Inc. (a)	2,395,926
40,808	Bill.com Holdings, Inc. (a)	12,010,202
28,775	Cadence Design Systems, Inc. (a)	4,981,240
38,690	Ceridian HCM Holding, Inc. (a)	4,845,923
35,458	Crowdstrike Holdings, Inc., Class A (a)	9,992,064
61,652	Datadog, Inc., Class A (a)	10,298,967
8,239	DocuSign, Inc. (a)	2,292,831
153,494	Dynatrace, Inc. (a)	11,512,050
37,303	Fortinet, Inc. (a)	12,546,491
16,111	HubSpot, Inc. (a)	13,053,616
16,153	Intuit, Inc.	10,111,616
15,454	Microsoft Corp.	5,124,855
83,848	NortonLifeLock, Inc.	2,133,932
100,020	Oracle Corp.	9,595,919
88,243	Palantir Technologies, Inc., Class A (a)	2,283,729
22,742	Palo Alto Networks, Inc. (a)	11,577,725
17,580	Paycom Software, Inc. (a)	9,631,203
16,067	salesforce.com, Inc. (a)	4,815,119
10,226	ServiceNow, Inc. (a)	7,135,294
21,255	Synopsys, Inc. (a)	7,081,741
30,176	Trade Desk (The), Inc., Class A (a)	2,260,484
69,029	Unity Software, Inc. (a)	10,444,778
41,543	Zscaler, Inc. (a)	13,246,401
		179,372,106

	Specialty Retail — 4.0%
6,417	AutoZone, Inc. (a)	11,453,318
172,831	Bath & Body Works, Inc.	11,940,894
15,367	Burlington Stores, Inc. (a)	4,245,749
28,900	Carvana Co. (a)	8,761,902
31,373	Lowe’s Cos., Inc.	7,335,635

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
14,263	O’Reilly Automotive, Inc. (a)	$8,876,150
		52,613,648

	Technology Hardware, Storage & Peripherals — 2.0%
44,977	Apple, Inc.	6,737,555
83,765	Dell Technologies, Inc., Class C (a)	9,213,312
121,363	NetApp, Inc.	10,837,716
		26,788,583

	Textiles, Apparel & Luxury Goods — 0.2%
14,606	NIKE, Inc., Class B	2,443,438

	Trading Companies & Distributors — 0.7%
24,834	United Rentals, Inc. (a)	9,414,818

	Water Utilities — 0.4%
25,776	American Water Works Co., Inc.	4,489,664

	Total Common Stocks — 100.0%	1,315,412,871
	(Cost $1,012,859,045)

	Money Market Funds — 0.1%
304,079	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	304,079
848,495	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	848,495
	Total Money Market Funds — 0.1%	1,152,574
	(Cost $1,152,574)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$396,011	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $396,012. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $404,343. (d)	396,011
	(Cost $396,011)

Description	Value

Total Investments — 100.1%	$1,316,961,456
(Cost $1,014,407,630) (e)
Net Other Assets and Liabilities — (0.1)%	(882,831)
Net Assets — 100.0%	$1,316,078,625

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $688,795 and the total value of the collateral held by the Fund is $700,090.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $305,827,656 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,273,830. The net unrealized appreciation was $302,553,826.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,315,412,871	$1,315,412,871	$—	$—
Money Market Funds	1,152,574	1,152,574	—	—
Repurchase Agreements	396,011	—	396,011	—
Total Investments	$1,316,961,456	$1,316,565,445	$396,011	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.9%
2,422	BWX Technologies, Inc.	$137,424
1,034	Curtiss-Wright Corp.	132,021
1,970	General Dynamics Corp.	399,417
1,350	Huntington Ingalls Industries, Inc.	273,686
1,201	L3Harris Technologies, Inc.	276,879
1,119	Lockheed Martin Corp.	371,866
2,656	Maxar Technologies, Inc.	70,517
779	Mercury Systems, Inc. (a)	40,150
485	Moog, Inc., Class A	36,632
1,468	Northrop Grumman Corp.	524,399
1,093	Parsons Corp. (a)	37,862
1,498	Raytheon Technologies Corp.	133,112
5,531	Textron, Inc.	408,464
		2,842,429

	Air Freight & Logistics — 0.5%
5,830	Air Transport Services Group, Inc. (a)	145,109
2,303	Atlas Air Worldwide Holdings, Inc. (a)	186,819
1,499	C.H. Robinson Worldwide, Inc.	145,388
1,094	Hub Group, Inc., Class A (a)	85,956
707	United Parcel Service, Inc., Class B	150,923
		714,195

	Airlines — 0.1%
3,050	SkyWest, Inc. (a)	131,241

	Auto Components — 1.0%
7,545	BorgWarner, Inc.	340,053
6,765	Dana, Inc.	150,115
389	Dorman Products, Inc. (a)	40,604
5,930	Gentex Corp.	209,863
14,735	Goodyear Tire & Rubber (The) Co. (a)	281,733
823	LCI Industries	114,924
1,667	Lear Corp.	286,474
1,806	Patrick Industries, Inc.	140,705
		1,564,471

	Automobiles — 1.3%
37,334	Ford Motor Co. (a)	637,665
12,536	General Motors Co. (a)	682,334
5,342	Harley-Davidson, Inc.	194,930
2,655	Thor Industries, Inc.	270,704
2,076	Winnebago Industries, Inc.	140,524
		1,926,157

	Banks — 8.5%
5,169	Associated Banc-Corp.	115,165
3,005	Atlantic Union Bankshares Corp.	107,789
615	BancFirst Corp.	39,981
9,095	Bank of America Corp.	434,559

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
4,550	Bank OZK	$203,248
2,647	BankUnited, Inc.	107,362
2,006	Banner Corp.	115,867
2,912	BOK Financial Corp.	294,607
5,052	Cadence Bank	146,609
1,817	Cathay General Bancorp	76,659
9,416	Citigroup, Inc.	651,211
11,253	Citizens Financial Group, Inc.	533,167
1,980	Columbia Banking System, Inc.	67,577
2,430	Comerica, Inc.	206,769
935	Commerce Bancshares, Inc.	65,927
540	Community Bank System, Inc.	38,702
550	Cullen/Frost Bankers, Inc.	71,225
3,693	CVB Financial Corp.	73,934
1,308	Eagle Bancorp, Inc.	74,020
841	East West Bancorp, Inc.	66,843
1,817	Eastern Bankshares, Inc.	37,739
814	Enterprise Financial Services Corp.	38,274
9,528	F.N.B. Corp.	111,001
860	FB Financial Corp.	38,984
12,457	Fifth Third Bancorp	542,253
5,721	First BanCorp	78,092
4,730	First Financial Bancorp	112,479
2,563	First Hawaiian, Inc.	70,713
16,009	First Horizon Corp.	271,673
1,868	First Interstate BancSystem, Inc., Class A	77,653
1,798	First Merchants Corp.	74,761
7,247	Fulton Financial Corp.	116,677
2,350	Hancock Whitney Corp.	116,278
3,128	Heartland Financial USA, Inc.	156,775
5,757	Hilltop Holdings, Inc.	204,028
3,197	Home BancShares, Inc.	75,961
7,668	Hope Bancorp, Inc.	111,876
17,097	Huntington Bancshares, Inc.	269,107
486	Independent Bank Corp.	41,067
1,059	Independent Bank Group, Inc.	76,555
2,658	International Bancshares Corp.	112,699
2,358	JPMorgan Chase & Co.	400,601
24,451	KeyCorp	568,975
3,539	M&T Bank Corp.	520,658
3,065	NBT Bancorp, Inc.	112,455
8,876	Old National Bancorp	151,602
4,316	PacWest Bancorp	204,880
302	Park National Corp.	38,834
1,351	PNC Financial Services Group (The), Inc.	285,102
3,358	Popular, Inc.	273,475
2,749	Prosperity Bancshares, Inc.	207,027
3,071	Renasant Corp.	114,886
2,417	Sandy Spring Bancorp, Inc.	114,711
1,092	Seacoast Banking Corp. of Florida	39,782

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
3,745	Simmons First National Corp., Class A	$111,938
2,619	SouthState Corp.	204,518
4,456	Synovus Financial Corp.	207,605
1,845	Texas Capital Bancshares, Inc. (a)	111,807
3,559	TowneBank	112,180
6,583	Truist Financial Corp.	417,823
4,669	Trustmark Corp.	148,521
4,447	U.S. Bancorp	268,465
2,022	UMB Financial Corp.	199,814
9,659	Umpqua Holdings Corp.	197,527
5,377	United Bankshares, Inc.	198,895
2,293	United Community Banks, Inc.	79,888
14,696	Valley National Bancorp	194,869
2,394	Webster Financial Corp.	133,968
11,390	Wells Fargo & Co.	582,712
4,415	WesBanco, Inc.	153,510
657	Westamerica BanCorp	36,634
1,378	Wintrust Financial Corp.	121,953
4,213	Zions Bancorp N.A.	265,377
		13,006,858

	Beverages — 0.1%
3,768	Keurig Dr Pepper, Inc.	135,987
1,405	Molson Coors Beverage Co., Class B	61,947
		197,934

	Biotechnology — 1.1%
1,244	Amgen, Inc.	257,471
934	Biogen, Inc. (a)	249,079
3,755	Emergent BioSolutions, Inc. (a)	179,001
5,528	Gilead Sciences, Inc.	358,657
11,520	Ironwood Pharmaceuticals, Inc. (a)	147,110
20,612	OPKO Health, Inc. (a) (b)	78,119
4,244	Sage Therapeutics, Inc. (a)	171,288
1,458	Vertex Pharmaceuticals, Inc. (a)	269,628
		1,710,353

	Building Products — 1.4%
2,136	A.O. Smith Corp.	156,078
6,301	Builders FirstSource, Inc. (a)	367,159
5,108	Carrier Global Corp.	266,791
2,526	Cornerstone Building Brands, Inc. (a)	36,147
1,459	Fortune Brands Home & Security, Inc.	147,943
531	Gibraltar Industries, Inc. (a)	34,600
4,423	JELD-WEN Holding, Inc. (a)	121,234
3,813	Owens Corning	356,172
7,891	Resideo Technologies, Inc. (a)	194,592
1,219	Simpson Manufacturing Co., Inc.	129,324

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
4,795	UFP Industries, Inc.	$392,375
		2,202,415

	Capital Markets — 2.3%
10,198	Bank of New York Mellon (The) Corp.	603,722
5,758	Brightsphere Investment Group, Inc.	172,625
527	Cboe Global Markets, Inc.	69,532
3,406	Federated Hermes, Inc.	113,454
22,234	Franklin Resources, Inc.	700,149
11,896	Golub Capital BDC, Inc. (b)	188,908
8,780	Jefferies Financial Group, Inc.	377,540
2,848	Lazard Ltd., Class A	139,523
2,864	Raymond James Financial, Inc.	282,362
3,299	SEI Investments Co.	207,969
4,556	State Street Corp.	448,994
2,879	Stifel Financial Corp.	209,793
		3,514,571

	Chemicals — 4.4%
1,033	Air Products and Chemicals, Inc.	309,704
2,194	Ashland Global Holdings, Inc.	210,646
2,813	Avient Corp.	151,564
2,233	Axalta Coating Systems Ltd. (a)	69,647
4,386	Celanese Corp.	708,383
2,337	CF Industries Holdings, Inc.	132,742
2,243	Chemours (The) Co.	62,849
12,563	Corteva, Inc.	542,093
11,480	Dow, Inc.	642,536
9,718	DuPont de Nemours, Inc.	676,373
1,276	Eastman Chemical Co.	132,742
712	FMC Corp.	64,799
5,050	GCP Applied Technologies, Inc. (a)	114,181
1,166	H.B. Fuller Co.	82,215
11,017	Huntsman Corp.	358,934
1,551	Ingevity Corp. (a)	120,838
893	Innospec, Inc.	80,915
6,061	Kronos Worldwide, Inc.	78,975
7,042	LyondellBasell Industries N.V., Class A	653,638
2,154	Minerals Technologies, Inc.	152,805
9,126	Mosaic (The) Co.	379,368
222	NewMarket Corp.	75,482
1,848	PPG Industries, Inc.	296,733
840	RPM International, Inc.	73,248
890	Scotts Miracle-Gro (The) Co.	132,129
980	Stepan Co.	117,620
3,577	Westlake Chemical Corp.	348,185
		6,769,344

	Commercial Services & Supplies — 0.7%
1,672	ABM Industries, Inc.	73,585

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
16,119	ADT, Inc.	$134,594
1,483	Brady Corp., Class A	77,249
5,096	BrightView Holdings, Inc. (a)	80,823
628	Clean Harbors, Inc. (a)	70,675
3,084	Deluxe Corp.	110,006
2,178	Harsco Corp. (a)	37,244
1,476	Healthcare Services Group, Inc.	28,324
3,016	HNI Corp.	112,798
6,755	KAR Auction Services, Inc. (a)	99,096
1,073	Republic Services, Inc.	144,426
353	UniFirst Corp.	69,880
		1,038,700

	Communications Equipment — 0.6%
3,810	Ciena Corp. (a)	206,845
4,857	Cisco Systems, Inc.	271,846
2,368	Juniper Networks, Inc.	69,903
3,121	Lumentum Holdings, Inc. (a)	257,732
2,791	NetScout Systems, Inc. (a)	75,525
1,367	Viasat, Inc. (a)	81,596
		963,447

	Construction & Engineering — 0.6%
2,208	Arcosa, Inc.	114,220
1,055	Comfort Systems USA, Inc.	96,501
517	Dycom Industries, Inc. (a)	41,060
1,130	EMCOR Group, Inc.	137,283
2,267	MasTec, Inc. (a)	202,058
7,680	Primoris Services Corp.	206,976
574	Quanta Services, Inc.	69,615
		867,713

	Construction Materials — 0.1%
761	Vulcan Materials Co.	144,681

	Consumer Finance — 2.0%
12,944	Ally Financial, Inc.	617,947
768	American Express Co.	133,463
4,080	Capital One Financial Corp.	616,202
334	Credit Acceptance Corp. (a) (b)	199,802
3,817	Encore Capital Group, Inc. (a)	206,194
422	FirstCash, Inc.	37,334
2,372	Nelnet, Inc., Class A	195,998
5,891	OneMain Holdings, Inc.	311,104
3,570	PRA Group, Inc. (a)	153,082
3,581	PROG Holdings, Inc.	144,852
10,814	Synchrony Financial	502,310
		3,118,288

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.9%
546	AptarGroup, Inc.	$65,946
3,212	Berry Global Group, Inc. (a)	210,514
646	Crown Holdings, Inc.	67,177
6,849	Graphic Packaging Holding Co.	136,501
2,328	Greif, Inc., Class A	150,575
6,903	International Paper Co.	342,872
5,273	O-I Glass, Inc. (a)	68,813
950	Packaging Corp. of America	130,501
5,098	Silgan Holdings, Inc.	204,940
1,308	Westrock Co.	62,915
		1,440,754

	Distributors — 0.5%
1,061	Genuine Parts Co.	139,108
10,505	LKQ Corp. (a)	578,615
		717,723

	Diversified Consumer Services — 0.7%
2,929	Adtalem Global Education, Inc. (a)	108,168
320	Graham Holdings Co., Class B	187,472
2,966	Grand Canyon Education, Inc. (a)	236,390
10,431	H&R Block, Inc.	240,643
1,082	Service Corp. International	74,106
2,135	Strategic Education, Inc.	145,629
		992,408

	Diversified Financial Services — 0.8%
2,422	Berkshire Hathaway, Inc., Class B (a)	695,138
6,046	Cannae Holdings, Inc. (a)	206,169
5,309	Voya Financial, Inc.	370,409
		1,271,716

	Diversified Telecommunication Services — 1.2%
19,572	AT&T, Inc.	494,389
11,696	Frontier Communications Parent, Inc. (a)	362,108
11,468	Liberty Latin America Ltd., Class C (a)	137,960
21,049	Lumen Technologies, Inc.	249,641
12,234	Verizon Communications, Inc.	648,280
		1,892,378

	Electric Utilities — 5.2%
2,528	ALLETE, Inc.	155,573
6,896	Alliant Energy Corp.	390,107
6,512	American Electric Power Co., Inc.	551,632
3,956	Duke Energy Corp.	403,552
9,531	Edison International	599,786
5,324	Entergy Corp.	548,478

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
8,498	Evergy, Inc.	$541,748
4,721	Eversource Energy	400,813
10,935	Exelon Corp.	581,633
10,838	FirstEnergy Corp.	417,588
4,790	Hawaiian Electric Industries, Inc.	194,282
1,261	IDACORP, Inc.	131,548
502	MGE Energy, Inc.	38,097
6,387	NRG Energy, Inc.	254,777
7,912	OGE Energy Corp.	269,562
1,344	Otter Tail Corp.	83,341
68,834	PG&E Corp. (a)	798,474
3,605	Pinnacle West Capital Corp.	232,486
5,550	Portland General Electric Co.	273,671
9,481	PPL Corp.	273,053
6,229	Southern (The) Co.	388,191
6,177	Xcel Energy, Inc.	398,972
		7,927,364

	Electrical Equipment — 0.9%
752	Acuity Brands, Inc.	154,483
1,038	AMETEK, Inc.	137,431
863	Eaton Corp. PLC	142,188
2,806	Emerson Electric Co.	272,210
1,983	Encore Wire Corp.	265,841
1,752	EnerSys	140,230
10,727	GrafTech International Ltd.	114,779
362	Hubbell, Inc.	72,172
868	Regal Rexnord Corp.	132,223
		1,431,557

	Electronic Equipment, Instruments & Components — 1.8%
2,322	Arrow Electronics, Inc. (a)	268,771
5,087	Avnet, Inc.	193,866
633	Belden, Inc.	38,113
14,488	Corning, Inc.	515,338
835	Insight Enterprises, Inc. (a)	79,075
412	IPG Photonics Corp. (a)	65,512
3,351	Jabil, Inc.	200,926
5,909	Knowles Corp. (a)	123,144
239	Littelfuse, Inc.	70,397
3,578	Methode Electronics, Inc.	150,526
389	OSI Systems, Inc. (a)	36,220
841	Plexus Corp. (a)	73,436
4,880	Sanmina Corp. (a)	184,220
1,927	TE Connectivity Ltd.	281,342
11,970	TTM Technologies, Inc. (a)	158,483
7,489	Vishay Intertechnology, Inc.	143,939
3,880	Vontier Corp.	131,260
		2,714,568

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 0.3%
1,346	Helmerich & Payne, Inc.	$41,780
8,359	Patterson-UTI Energy, Inc.	71,553
4,341	Schlumberger N.V.	140,041
49,625	Transocean Ltd. (a)	175,176
		428,550

	Entertainment — 0.5%
4,989	Activision Blizzard, Inc.	390,090
1,716	Take-Two Interactive Software, Inc. (a)	310,596
		700,686

	Equity Real Estate Investment Trusts — 2.4%
14,015	Brandywine Realty Trust	185,699
1,369	Corporate Office Properties Trust	37,127
3,496	Cousins Properties, Inc.	138,477
1,421	Equity Commonwealth (a)	36,846
4,696	Global Net Lease, Inc.	75,230
2,198	Healthcare Trust of America, Inc., Class A	73,391
7,895	Healthpeak Properties, Inc.	280,351
1,404	Hudson Pacific Properties, Inc.	36,153
4,358	Industrial Logistics Properties Trust	122,416
4,923	Kilroy Realty Corp.	331,712
3,143	Kimco Realty Corp.	71,032
11,801	Lexington Realty Trust	171,941
3,493	LTC Properties, Inc.	111,287
9,746	Medical Properties Trust, Inc.	207,882
2,069	National Health Investors, Inc.	111,271
3,019	National Retail Properties, Inc.	136,942
4,353	Omega Healthcare Investors, Inc.	127,804
12,315	Paramount Group, Inc.	104,431
2,095	Physicians Realty Trust	39,826
6,352	Piedmont Office Realty Trust, Inc., Class A	112,811
3,647	PotlatchDeltic Corp.	190,629
2,508	Sabra Health Care REIT, Inc.	35,488
3,682	SL Green Realty Corp.	257,998
2,831	Spirit Realty Capital, Inc.	138,521
2,035	STORE Capital Corp.	69,862
5,286	WP Carey, Inc.	407,603
		3,612,730

	Food & Staples Retailing — 1.0%
4,189	Albertsons Cos., Inc., Class A (b)	129,650
1,187	BJ’s Wholesale Club Holdings, Inc. (a)	69,368
691	Casey’s General Stores, Inc.	132,354
3,488	Grocery Outlet Holding Corp. (a)	77,399
9,548	Kroger (The) Co.	382,111
475	PriceSmart, Inc.	34,176

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
6,495	Sprouts Farmers Market, Inc. (a)	$143,799
2,286	United Natural Foods, Inc. (a)	99,189
11,237	Walgreens Boots Alliance, Inc.	528,364
		1,596,410

	Food Products — 3.7%
8,810	Archer-Daniels-Midland Co.	565,954
2,517	B&G Foods, Inc. (b)	74,100
4,008	Bunge Ltd.	371,301
4,677	Campbell Soup Co.	186,846
15,609	Conagra Brands, Inc.	502,610
5,518	Flowers Foods, Inc.	136,571
5,837	Fresh Del Monte Produce, Inc.	195,481
6,454	General Mills, Inc.	398,857
760	Hershey (The) Co.	133,266
6,446	Hormel Foods Corp.	272,795
4,331	Hostess Brands, Inc. (a)	81,899
732	Ingredion, Inc.	69,708
2,173	J.M. Smucker (The) Co.	266,975
4,134	Kellogg Co.	253,414
14,358	Kraft Heinz (The) Co.	515,309
386	Lancaster Colony Corp.	65,620
6,636	Mondelez International, Inc., Class A	403,071
592	Post Holdings, Inc. (a)	60,076
80	Seaboard Corp.	308,002
2,776	TreeHouse Foods, Inc. (a)	100,325
8,370	Tyson Foods, Inc., Class A	669,349
		5,631,529

	Gas Utilities — 1.0%
2,956	Atmos Energy Corp.	272,307
307	Chesapeake Utilities Corp.	40,238
2,483	National Fuel Gas Co.	142,599
1,060	New Jersey Resources Corp.	40,079
3,272	Northwest Natural Holding Co.	147,534
1,748	ONE Gas, Inc.	117,640
7,076	South Jersey Industries, Inc.	161,050
2,251	Southwest Gas Holdings, Inc.	155,882
2,460	Spire, Inc.	154,390
7,649	UGI Corp.	332,043
		1,563,762

	Health Care Equipment & Supplies — 0.9%
1,183	Avanos Medical, Inc. (a)	37,312
522	Becton, Dickinson and Co.	125,066
4,677	Envista Holdings Corp. (a)	182,871
8,952	Hologic, Inc. (a)	656,271
280	ICU Medical, Inc. (a)	65,556
413	Integer Holdings Corp. (a)	37,178

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
1,806	Zimmer Biomet Holdings, Inc.	$258,475
		1,362,729

	Health Care Providers & Services — 2.5%
875	Amedisys, Inc. (a)	148,172
709	Anthem, Inc.	308,507
2,065	Centene Corp. (a)	147,111
140	Chemed Corp.	67,515
3,302	Cigna Corp.	705,340
6,229	CVS Health Corp.	556,125
1,737	Encompass Health Corp.	110,404
1,713	Henry Schein, Inc. (a)	130,787
679	Humana, Inc.	314,486
1,224	Patterson Cos., Inc.	38,262
3,364	Premier, Inc., Class A	131,028
4,547	Quest Diagnostics, Inc.	667,409
330	UnitedHealth Group, Inc.	151,955
2,356	Universal Health Services, Inc., Class B	292,380
		3,769,481

	Health Care Technology — 0.2%
3,748	Cerner Corp.	278,439

	Hotels, Restaurants & Leisure — 0.2%
1,535	Brinker International, Inc. (a)	64,408
792	Cracker Barrel Old Country Store, Inc.	105,471
849	Darden Restaurants, Inc.	122,375
		292,254

	Household Durables — 3.8%
157	Cavco Industries, Inc. (a)	37,740
3,061	Century Communities, Inc.	205,271
7,869	D.R. Horton, Inc.	702,466
581	Helen of Troy Ltd. (a)	130,696
959	iRobot Corp. (a)	80,000
4,832	KB Home	194,005
4,668	La-Z-Boy, Inc.	155,164
4,362	Leggett & Platt, Inc.	204,360
7,054	Lennar Corp., Class A	704,906
2,298	LGI Homes, Inc. (a)	343,091
4,026	M.D.C. Holdings, Inc.	197,193
3,253	M/I Homes, Inc. (a)	186,267
1,939	Meritage Homes Corp. (a)	210,789
1,838	Mohawk Industries, Inc. (a)	325,712
8,834	Newell Brands, Inc.	202,210
81	NVR, Inc. (a)	396,479
7,099	PulteGroup, Inc.	341,320
7,296	Taylor Morrison Home Corp. (a)	222,747

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
5,895	Toll Brothers, Inc.	$354,702
319	TopBuild Corp. (a)	81,973
8,947	Tri Pointe Homes, Inc. (a)	216,428
1,599	Whirlpool Corp.	337,117
		5,830,636

	Household Products — 0.6%
3,498	Central Garden & Pet Co., Class A (a)	161,607
3,201	Church & Dwight Co., Inc.	279,639
1,704	Colgate-Palmolive Co.	129,828
971	Kimberly-Clark Corp.	125,735
7,154	Reynolds Consumer Products, Inc.	193,015
385	Spectrum Brands Holdings, Inc.	36,094
		925,918

	Independent Power and Renewable Electricity Producers — 0.0%
554	Ormat Technologies, Inc.	40,071

	Industrial Conglomerates — 0.3%
2,200	3M Co.	393,096

	Insurance — 10.4%
12,677	Aflac, Inc.	680,375
521	Alleghany Corp. (a)	339,369
5,191	Allstate (The) Corp.	641,971
6,359	American Equity Investment Life Holding Co.	202,661
2,072	American Financial Group, Inc.	281,875
12,039	American International Group, Inc.	711,384
17,308	Arch Capital Group Ltd. (a)	723,821
707	Argo Group International Holdings Ltd.	38,956
827	Assurant, Inc.	133,403
3,215	Assured Guaranty Ltd.	178,690
4,248	Axis Capital Holdings Ltd.	221,193
815	Brighthouse Financial, Inc. (a)	40,937
2,320	Brown & Brown, Inc.	146,415
3,810	Chubb Ltd.	744,398
5,786	Cincinnati Financial Corp.	702,652
6,215	CNA Financial Corp.	278,805
7,989	CNO Financial Group, Inc.	192,854
1,389	Enstar Group Ltd. (a)	320,553
366	Erie Indemnity Co., Class A	75,326
1,300	Everest Re Group Ltd.	339,950
7,190	Fidelity National Financial, Inc.	344,473
4,863	First American Financial Corp.	355,680
50,153	Genworth Financial, Inc., Class A (a)	206,129
2,930	Globe Life, Inc.	260,829
2,012	Hanover Insurance Group (The), Inc.	253,512

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
9,407	Hartford Financial Services Group (The), Inc.	$686,052
3,781	Horace Mann Educators Corp.	148,140
2,929	Kemper Corp.	185,933
2,846	Lincoln National Corp.	205,339
4,836	Loews Corp.	271,155
553	Markel Corp. (a)	726,161
3,377	Mercury General Corp.	184,013
6,254	MetLife, Inc.	392,751
14,095	Old Republic International Corp.	364,074
424	Primerica, Inc.	71,334
5,995	Principal Financial Group, Inc.	402,205
7,310	Progressive (The) Corp.	693,573
6,282	Prudential Financial, Inc.	691,334
2,344	Reinsurance Group of America, Inc.	276,780
1,402	RenaissanceRe Holdings Ltd.	198,804
3,452	Selective Insurance Group, Inc.	270,533
20,311	SiriusPoint Ltd. (a)	190,923
2,973	Stewart Information Services Corp.	211,588
4,346	Travelers (The) Cos., Inc.	699,184
10,407	Unum Group	265,066
1,781	W.R. Berkley Corp.	141,768
176	White Mountains Insurance Group Ltd.	185,678
		15,878,599

	Interactive Media & Services — 0.3%
2,503	IAC/InterActiveCorp (a)	381,382

	Internet & Direct Marketing Retail — 0.7%
9,485	eBay, Inc.	727,689
473	Overstock.com, Inc. (a)	45,044
31,993	Qurate Retail, Inc., Series A	334,007
		1,106,740

	IT Services — 1.7%
403	Accenture PLC, Class A	144,592
2,527	Akamai Technologies, Inc. (a)	266,497
1,938	Alliance Data Systems Corp.	165,215
1,587	Broadridge Financial Solutions, Inc.	283,137
5,202	Cognizant Technology Solutions Corp., Class A	406,224
765	CSG Systems International, Inc.	38,288
7,760	DXC Technology Co. (a)	252,743
1,057	Fidelity National Information Services, Inc.	117,052
1,186	Fiserv, Inc. (a)	116,809
1,373	Genpact Ltd.	67,758
816	Global Payments, Inc.	116,680
926	International Business Machines Corp.	115,843

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
2,351	MAXIMUS, Inc.	$198,824
11,243	SolarWinds Corp.	181,012
9,673	Western Union (The) Co.	176,242
		2,646,916

	Leisure Products — 0.3%
730	Hasbro, Inc.	69,905
1,076	Malibu Boats, Inc., Class A (a)	75,976
2,180	Polaris, Inc.	250,591
		396,472

	Life Sciences Tools & Services — 0.5%
886	Bio-Rad Laboratories, Inc., Class A (a)	704,086

	Machinery — 4.3%
2,129	AGCO Corp.	260,185
539	Alamo Group, Inc.	81,497
978	Albany International Corp., Class A	78,876
5,538	Allison Transmission Holdings, Inc.	184,748
1,358	Altra Industrial Motion Corp.	70,820
1,803	Barnes Group, Inc.	75,618
670	Caterpillar, Inc.	136,687
1,421	Colfax Corp. (a)	73,352
2,063	Crane Co.	213,067
2,354	Cummins, Inc.	564,583
1,136	Donaldson Co., Inc.	68,171
828	Dover Corp.	139,998
956	Federal Signal Corp.	40,926
1,881	Flowserve Corp.	63,239
9,364	Fortive Corp.	708,948
462	Franklin Electric Co., Inc.	39,908
12,022	Gates Industrial Corp. PLC (a)	197,642
1,764	Hillenbrand, Inc.	80,191
623	Illinois Tool Works, Inc.	141,963
3,234	Kennametal, Inc.	128,551
506	Lincoln Electric Holdings, Inc.	72,054
5,196	Meritor, Inc. (a)	126,471
3,661	Mueller Industries, Inc.	192,715
2,425	Mueller Water Products, Inc., Class A	39,794
2,548	Oshkosh Corp.	272,636
6,697	PACCAR, Inc.	600,185
1,381	Parker-Hannifin Corp.	409,591
554	Proto Labs, Inc. (a)	33,135
1,249	Snap-on, Inc.	253,834
690	SPX Corp. (a)	40,082
3,016	Stanley Black & Decker, Inc.	542,066
499	Tennant Co.	39,651
3,987	Timken (The) Co.	282,878
3,066	Westinghouse Air Brake Technologies Corp.	278,178

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
577	Woodward, Inc.	$65,172
		6,597,412

	Marine — 0.1%
2,309	Kirby Corp. (a)	121,015

	Media — 1.7%
3,230	AMC Networks, Inc., Class A (a)	128,522
6,902	Comcast Corp., Class A	354,970
12,845	Discovery, Inc., Class A (a)	301,087
7,502	DISH Network Corp., Class A (a)	308,107
6,590	Fox Corp., Class A	261,887
8,241	Gray Television, Inc.	193,169
1,440	John Wiley & Sons, Inc., Class A	78,005
3,648	Omnicom Group, Inc.	248,356
9,537	TEGNA, Inc.	187,497
16,725	ViacomCBS, Inc., Class B	605,779
		2,667,379

	Metals & Mining — 1.5%
24,387	Coeur Mining, Inc. (a)	154,370
4,940	Commercial Metals Co.	158,969
12,170	Newmont Corp.	657,180
2,288	Reliance Steel & Aluminum Co.	334,414
5,575	Steel Dynamics, Inc.	368,396
14,838	United States Steel Corp.	391,575
2,855	Worthington Industries, Inc.	155,083
		2,219,987

	Mortgage Real Estate Investment Trusts — 1.3%
38,718	Annaly Capital Management, Inc.	327,554
10,147	Apollo Commercial Real Estate Finance, Inc.	153,625
6,452	Blackstone Mortgage Trust, Inc., Class A	212,271
12,666	Chimera Investment Corp.	197,716
41,155	MFA Financial, Inc.	185,609
23,708	New Residential Investment Corp.	269,323
44,149	New York Mortgage Trust, Inc.	193,814
9,551	PennyMac Mortgage Investment Trust	192,453
29,664	Two Harbors Investment Corp.	190,443
		1,922,808

	Multiline Retail — 1.2%
4,337	Big Lots, Inc.	191,912
1,247	Dollar General Corp.	276,235
5,522	Dollar Tree, Inc. (a)	595,051
6,923	Kohl’s Corp.	335,973
11,540	Macy’s, Inc.	305,464

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
2,162	Ollie’s Bargain Outlet Holdings, Inc. (a)	$146,281
		1,850,916

	Multi-Utilities — 3.3%
4,765	Ameren Corp.	401,642
3,847	Avista Corp.	153,149
4,156	Black Hills Corp.	275,875
21,490	CenterPoint Energy, Inc.	559,600
6,464	CMS Energy Corp.	390,102
7,282	Consolidated Edison, Inc.	549,063
3,619	Dominion Energy, Inc.	274,791
4,733	DTE Energy Co.	536,486
8,789	MDU Resources Group, Inc.	270,086
5,381	NiSource, Inc.	132,749
2,627	NorthWestern Corp.	149,371
6,339	Public Service Enterprise Group, Inc.	404,428
4,178	Sempra Energy	533,238
4,377	WEC Energy Group, Inc.	394,193
		5,024,773

	Oil, Gas & Consumable Fuels — 3.1%
4,587	California Resources Corp. (a)	211,598
3,806	Chevron Corp.	435,749
5,961	CNX Resources Corp. (a)	87,090
5,697	ConocoPhillips	424,369
4,238	Continental Resources, Inc.	206,857
5,993	Coterra Energy, Inc.	127,771
3,623	Devon Energy Corp.	145,210
6,586	EOG Resources, Inc.	608,941
14,838	Equitrans Midstream Corp.	152,980
7,871	HollyFrontier Corp.	266,040
31,598	Kinder Morgan, Inc.	529,266
19,078	Marathon Oil Corp.	311,353
4,277	Marathon Petroleum Corp.	281,983
1,478	Murphy Oil Corp.	41,133
1,892	Oasis Petroleum, Inc.	228,175
772	Pioneer Natural Resources Co.	144,349
2,996	Renewable Energy Group, Inc. (a)	191,744
3,221	Whiting Petroleum Corp. (a)	209,784
3,292	World Fuel Services Corp.	100,505
		4,704,897

	Personal Products — 0.2%
3,051	Edgewell Personal Care Co.	106,755
4,648	Nu Skin Enterprises, Inc., Class A	186,617
815	USANA Health Sciences, Inc. (a)	79,104
		372,476

	Pharmaceuticals — 1.0%
1,637	Johnson & Johnson	266,634

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
7,953	Organon & Co.	$292,273
8,976	Pfizer, Inc.	392,610
1,341	Prestige Consumer Healthcare, Inc. (a)	80,447
39,015	Viatris, Inc.	520,850
		1,552,814

	Professional Services — 0.9%
577	ASGN, Inc. (a)	69,044
823	Booz Allen Hamilton Holding Corp.	71,486
996	CACI International, Inc., Class A (a)	286,489
1,141	CBIZ, Inc. (a)	41,886
968	FTI Consulting, Inc. (a)	139,315
414	ICF International, Inc.	41,603
4,017	Leidos Holdings, Inc.	401,620
602	ManpowerGroup, Inc.	58,183
992	ManTech International Corp., Class A	85,530
649	Robert Half International, Inc.	73,382
1,523	Science Applications International Corp.	136,735
		1,405,273

	Real Estate Management & Development — 0.4%
1,321	CBRE Group, Inc., Class A (a)	137,490
743	Howard Hughes (The) Corp. (a)	64,738
789	Jones Lang LaSalle, Inc. (a)	203,743
1,852	Marcus & Millichap, Inc. (a)	87,229
10,722	Realogy Holdings Corp. (a)	185,705
		678,905

	Road & Rail — 1.8%
1,840	ArcBest Corp.	165,324
12,981	CSX Corp.	469,523
1,581	J.B. Hunt Transport Services, Inc.	311,757
6,374	Knight-Swift Transportation Holdings, Inc.	361,342
827	Landstar System, Inc.	145,395
1,104	Norfolk Southern Corp.	323,527
1,818	Ryder System, Inc.	154,439
6,618	Schneider National, Inc., Class B	165,053
657	Union Pacific Corp.	158,600
3,399	Werner Enterprises, Inc.	154,043
4,850	XPO Logistics, Inc. (a)	416,130
		2,825,133

	Semiconductors & Semiconductor Equipment — 0.8%
990	FormFactor, Inc. (a)	39,382
12,402	Intel Corp.	607,698
9,311	Micron Technology, Inc.	643,390
		1,290,470

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software — 0.2%
3,809	SS&C Technologies Holdings, Inc.	$302,701

	Specialty Retail — 2.5%
311	Advance Auto Parts, Inc.	70,137
562	Asbury Automotive Group, Inc. (a)	109,989
2,142	AutoNation, Inc. (a)	259,439
5,001	Best Buy Co., Inc.	611,322
1,935	Camping World Holdings, Inc., Class A	72,079
2,065	CarMax, Inc. (a)	282,740
7,140	Foot Locker, Inc.	340,364
11,490	Gap (The), Inc.	260,708
1,001	Group 1 Automotive, Inc.	179,980
391	Home Depot (The), Inc.	145,350
823	Lithia Motors, Inc.	262,718
662	Murphy USA, Inc.	107,873
1,874	ODP (The) Corp. (a)	81,144
2,593	Penske Automotive Group, Inc.	274,988
6,570	Sally Beauty Holdings, Inc. (a)	100,258
2,863	Sonic Automotive, Inc., Class A	141,518
635	Tractor Supply Co.	137,903
356	Ulta Beauty, Inc. (a)	130,780
6,335	Urban Outfitters, Inc. (a)	202,276
		3,771,566

	Technology Hardware, Storage & Peripherals — 1.4%
46,372	Hewlett Packard Enterprise Co.	679,350
19,322	HP, Inc.	586,036
3,027	Super Micro Computer, Inc. (a)	107,126
9,366	Western Digital Corp. (a)	489,748
16,163	Xerox Holdings Corp.	287,701
		2,149,961

	Textiles, Apparel & Luxury Goods — 0.5%
2,012	Carter’s, Inc.	198,222
1,360	Columbia Sportswear Co.	141,222
1,902	PVH Corp. (a)	207,946
3,097	Skechers U.S.A., Inc., Class A (a)	143,112
1,921	VF Corp.	140,003
		830,505

	Thrifts & Mortgage Finance — 1.6%
3,211	Capitol Federal Financial, Inc.	38,949
7,407	Essent Group Ltd.	355,536
21,792	MGIC Investment Corp.	352,159
4,569	Mr. Cooper Group, Inc. (a)	200,305
15,198	New York Community Bancorp, Inc.	188,911

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
8,318	NMI Holdings, Inc., Class A (a)	$201,961
8,336	Northwest Bancshares, Inc.	115,037
5,333	PennyMac Financial Services, Inc.	330,966
4,717	Provident Financial Services, Inc.	116,793
14,349	Radian Group, Inc.	342,510
2,192	Washington Federal, Inc.	77,509
2,933	WSFS Financial Corp.	151,959
		2,472,595

	Tobacco — 0.1%
2,826	Altria Group, Inc.	124,655

	Trading Companies & Distributors — 1.4%
8,286	Air Lease Corp.	331,854
835	Applied Industrial Technologies, Inc.	81,396
2,318	Beacon Roofing Supply, Inc. (a)	122,553
3,484	Boise Cascade Co.	197,264
2,493	Fastenal Co.	142,300
1,235	GATX Corp.	117,140
3,436	GMS, Inc. (a)	170,185
1,539	McGrath RentCorp	111,023
1,627	MSC Industrial Direct Co., Inc., Class A	136,782
3,331	Rush Enterprises, Inc., Class A	173,479
2,892	Triton International Ltd.	179,854
328	W.W. Grainger, Inc.	151,900
247	Watsco, Inc.	71,526
1,131	WESCO International, Inc. (a)	146,532
		2,133,788

	Water Utilities — 0.0%
558	SJW Group	36,783

	Wireless Telecommunication Services — 0.6%
4,764	Shenandoah Telecommunications Co.	131,677
9,646	Telephone and Data Systems, Inc.	180,766
3,022	T-Mobile US, Inc. (a)	347,621
5,897	United States Cellular Corp. (a)	180,271
		840,335
	Total Common Stocks — 99.8%	152,538,898
	(Cost $144,316,522)

	Money Market Funds — 0.3%
197,099	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	197,099

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Money Market Funds (Continued)
326,255	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	$326,255
	Total Money Market Funds — 0.3%	523,354
	(Cost $523,354)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$256,689	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $256,689. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $262,089. (d)	256,689
	(Cost $256,689)

	Total Investments — 100.3%	153,318,941
	(Cost $145,096,565) (e)
	Net Other Assets and Liabilities — (0.3)%	(463,934)
	Net Assets — 100.0%	$152,855,007

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $446,918 and the total value of the collateral held by the Fund is $453,788.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,755,132 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,532,756. The net unrealized appreciation was $8,222,376.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$152,538,898	$152,538,898	$—	$—
Money Market Funds	523,354	523,354	—	—
Repurchase Agreements	256,689	—	256,689	—
Total Investments	$153,318,941	$153,062,252	$256,689	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.3%
702	AeroVironment, Inc. (a)	$62,555
2,448	Axon Enterprise, Inc. (a)	440,542
2,717	Kratos Defense & Security Solutions, Inc. (a)	58,117
4,847	Spirit AeroSystems Holdings, Inc., Class A	200,133
		761,347

	Air Freight & Logistics — 0.3%
5,323	Expeditors International of Washington, Inc.	656,113

	Airlines — 0.2%
10,438	American Airlines Group, Inc. (a)	200,410
4,961	Delta Air Lines, Inc. (a)	194,124
2,337	Spirit Airlines, Inc. (a)	51,063
		445,597

	Auto Components — 0.8%
5,962	Adient PLC (a)	248,138
4,257	Aptiv PLC (a)	735,993
2,964	Fox Factory Holding Corp. (a)	477,056
3,817	Gentherm, Inc. (a)	281,046
3,258	XPEL, Inc. (a) (b)	247,282
		1,989,515

	Automobiles — 0.5%
1,120	Tesla, Inc. (a)	1,247,680

	Banks — 2.7%
4,764	Ameris Bancorp	249,586
508	First Citizens BancShares, Inc., Class A	413,461
2,331	First Financial Bankshares, Inc.	118,228
3,288	First Republic Bank	711,293
5,805	Glacier Bancorp, Inc.	320,959
3,884	Live Oak Bancshares, Inc.	346,375
5,964	Pacific Premier Bancorp, Inc.	250,428
4,553	Pinnacle Financial Partners, Inc.	439,683
40,749	Regions Financial Corp.	964,936
3,177	ServisFirst Bancshares, Inc.	255,145
1,573	Signature Bank	468,471
1,070	Silvergate Capital Corp., Class A (a)	167,584
1,678	SVB Financial Group (a)	1,203,797
3,085	Triumph Bancorp, Inc. (a)	361,871
6,279	Veritex Holdings, Inc.	257,125
4,921	Western Alliance Bancorp	571,279
		7,100,221

	Beverages — 0.5%
210	Boston Beer (The) Co., Inc., Class A (a)	103,421

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
5,944	Celsius Holdings, Inc. (a)	$573,715
627	Coca-Cola Consolidated, Inc.	251,678
6,121	National Beverage Corp.	345,224
		1,274,038

	Biotechnology — 5.0%
4,025	AbbVie, Inc.	461,547
1,867	Acceleron Pharma, Inc. (a)	325,194
7,970	Alector, Inc. (a)	173,268
17,363	Alkermes PLC (a)	525,925
4,599	Alnylam Pharmaceuticals, Inc. (a)	733,816
1,673	ALX Oncology Holdings, Inc. (a)	93,755
12,939	Amicus Therapeutics, Inc. (a)	135,859
8,860	Arcus Biosciences, Inc. (a)	296,278
8,431	Avid Bioservices, Inc. (a)	258,663
1,231	Beam Therapeutics, Inc. (a)	109,276
17,199	BioCryst Pharmaceuticals, Inc. (a)	256,781
3,855	Biohaven Pharmaceutical Holding Co., Ltd. (a)	548,644
1,386	BioMarin Pharmaceutical, Inc. (a)	109,813
4,167	Blueprint Medicines Corp. (a)	468,746
3,380	CareDx, Inc. (a)	172,380
5,722	Celldex Therapeutics, Inc. (a)	243,414
957	CRISPR Therapeutics AG (a)	87,403
8,644	Cytokinetics, Inc. (a)	301,762
1,784	Deciphera Pharmaceuticals, Inc. (a)	59,568
2,123	Denali Therapeutics, Inc. (a)	102,647
3,007	Dicerna Pharmaceuticals, Inc. (a)	62,576
1,476	Editas Medicine, Inc. (a)	54,199
2,379	Global Blood Therapeutics, Inc. (a)	86,881
5,265	Halozyme Therapeutics, Inc. (a)	200,438
7,927	Horizon Therapeutics PLC (a)	950,527
1,597	Intellia Therapeutics, Inc. (a)	212,369
5,259	Kymera Therapeutics, Inc. (a)	309,650
2,895	MacroGenics, Inc. (a)	56,539
1,211	Mirati Therapeutics, Inc. (a)	228,903
2,820	Moderna, Inc. (a)	973,492
3,211	Morphic Holding, Inc. (a)	184,632
5,632	Myriad Genetics, Inc. (a)	173,297
2,883	Natera, Inc. (a)	330,305
1,117	Neurocrine Biosciences, Inc. (a)	117,743
2,066	Novavax, Inc. (a)	307,483
12,771	Organogenesis Holdings, Inc. (a)	140,226
4,337	Prothena Corp. PLC (a)	240,053
1,629	PTC Therapeutics, Inc. (a)	61,788
1,435	Regeneron Pharmaceuticals, Inc. (a)	918,314
3,474	Sarepta Therapeutics, Inc. (a)	274,898
3,735	Seagen, Inc. (a)	658,592
1,001	Twist Bioscience Corp. (a)	118,919
1,187	Ultragenyx Pharmaceutical, Inc. (a)	99,613
2,321	United Therapeutics Corp. (a)	442,754

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
2,660	Veracyte, Inc. (a)	$127,361
2,532	Vericel Corp. (a)	116,523
2,461	Vir Biotechnology, Inc. (a)	92,853
		13,005,667

	Building Products — 1.0%
928	AAON, Inc.	66,491
2,970	Advanced Drainage Systems, Inc.	335,016
1,621	Allegion PLC	207,974
2,244	Armstrong World Industries, Inc.	237,079
1,935	CSW Industrials, Inc.	268,230
9,314	Johnson Controls International PLC	683,368
364	Lennox International, Inc.	108,938
3,152	Trex Co., Inc. (a)	335,373
8,329	Zurn Water Solutions Corp.	302,176
		2,544,645

	Capital Markets — 6.9%
2,127	Affiliated Managers Group, Inc.	357,081
6,956	Apollo Global Management, Inc.	535,264
7,253	Ares Management Corp., Class A	614,619
3,718	Artisan Partners Asset Management, Inc., Class A	184,190
4,186	B. Riley Financial, Inc.	299,969
518	BlackRock, Inc.	488,712
9,330	Blackstone, Inc.	1,291,459
22,958	Carlyle Group (The), Inc.	1,289,092
5,961	Charles Schwab (The) Corp.	488,981
2,171	Cohen & Steers, Inc.	206,006
3,205	Evercore, Inc., Class A	486,647
814	FactSet Research Systems, Inc.	361,326
4,719	Focus Financial Partners, Inc., Class A (a)	296,636
2,297	Goldman Sachs Group (The), Inc.	949,465
715	Hamilton Lane, Inc., Class A	74,725
5,814	Houlihan Lokey, Inc.	651,633
1,841	Intercontinental Exchange, Inc.	254,905
13,326	Invesco Ltd.	338,614
17,829	KKR & Co., Inc.	1,420,436
3,416	LPL Financial Holdings, Inc.	560,292
4,993	Moelis & Co., Class A	363,191
595	Moody’s Corp.	240,469
8,924	Morgan Stanley	917,209
1,654	Morningstar, Inc.	523,904
1,427	MSCI, Inc.	948,784
5,623	Nasdaq, Inc.	1,180,099
5,938	Open Lending Corp., Class A (a)	187,166
2,231	Piper Sandler Cos.	367,423
3,124	PJT Partners, Inc., Class A	255,512
498	S&P Global, Inc.	236,132
7,245	StepStone Group, Inc., Class A	340,370

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
3,224	T. Rowe Price Group, Inc.	$699,221
1,326	Tradeweb Markets, Inc., Class A	118,147
2,481	Virtu Financial, Inc., Class A	61,727
995	Virtus Investment Partners, Inc.	318,400
		17,907,806

	Chemicals — 1.8%
4,957	Albemarle Corp.	1,241,580
15,600	Amyris, Inc. (a)	231,192
2,953	Balchem Corp.	452,075
24,699	Element Solutions, Inc.	560,914
10,694	Livent Corp. (a)	301,784
11,098	Olin Corp.	632,364
1,352	Quaker Chemical Corp.	332,376
1,552	Sherwin-Williams (The) Co.	491,379
13,739	Valvoline, Inc.	466,576
		4,710,240

	Commercial Services & Supplies — 0.6%
1,952	Brink’s (The) Co.	134,454
2,395	Casella Waste Systems, Inc., Class A (a)	207,694
698	Cimpress PLC (a)	62,345
555	Cintas Corp.	240,371
4,571	Copart, Inc. (a)	709,831
3,925	IAA, Inc. (a)	234,126
		1,588,821

	Communications Equipment — 0.7%
1,263	Arista Networks, Inc. (a)	517,438
6,250	Calix, Inc. (a)	391,188
7,881	CommScope Holding Co., Inc. (a)	84,406
7,286	Infinera Corp. (a)	55,301
2,729	Motorola Solutions, Inc.	678,402
7,851	Viavi Solutions, Inc. (a)	120,905
		1,847,640

	Construction & Engineering — 0.6%
4,230	Ameresco, Inc., Class A (a)	347,410
3,105	MYR Group, Inc. (a)	317,175
1,822	Valmont Industries, Inc.	435,385
13,505	WillScot Mobile Mini Holdings Corp. (a)	469,299
		1,569,269

	Construction Materials — 0.3%
1,633	Eagle Materials, Inc.	242,272
619	Martin Marietta Materials, Inc.	243,168

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials (Continued)
5,689	Summit Materials, Inc., Class A (a)	$202,813
		688,253

	Consumer Finance — 0.8%
7,068	Discover Financial Services	800,946
10,939	LendingClub Corp. (a)	502,756
15,658	Navient Corp.	308,463
18,255	SLM Corp.	334,979
		1,947,144

	Containers & Packaging — 0.5%
3,060	Avery Dennison Corp.	666,223
9,215	Ranpak Holdings Corp. (a)	317,549
5,864	Sealed Air Corp.	347,853
		1,331,625

	Distributors — 0.4%
1,999	Pool Corp.	1,029,805

	Diversified Consumer Services — 0.0%
1,806	2U, Inc. (a)	53,349
6,415	Vivint Smart Home, Inc. (a)	58,184
		111,533

	Diversified Telecommunication Services — 0.2%
672	Bandwidth, Inc., Class A (a)	57,308
108,899	Globalstar, Inc. (a) (c)	179,684
5,375	Iridium Communications, Inc. (a)	217,956
		454,948

	Electrical Equipment — 1.0%
3,554	Atkore, Inc. (a)	335,960
2,119	Blink Charging Co. (a) (c)	67,384
2,125	Generac Holdings, Inc. (a)	1,059,440
1,477	Rockwell Automation, Inc.	471,754
17,783	Vertiv Holdings Co.	456,667
1,842	Vicor Corp. (a)	279,229
		2,670,434

	Electronic Equipment, Instruments & Components — 1.6%
1,408	Advanced Energy Industries, Inc.	129,283
8,659	Amphenol Corp., Class A	664,751
1,798	Badger Meter, Inc.	183,845
3,484	CDW Corp.	650,289
3,608	II-VI, Inc. (a)	218,320
5,285	Keysight Technologies, Inc. (a)	951,406
2,150	nLight, Inc. (a)	60,458
986	PAR Technology Corp. (a)	61,941
975	Rogers Corp. (a)	196,092

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
5,279	Trimble, Inc. (a)	$461,226
1,230	Zebra Technologies Corp., Class A (a)	656,758
		4,234,369

	Entertainment — 0.8%
5,554	AMC Entertainment Holdings, Inc., Class A (a) (c)	196,445
3,156	Cinemark Holdings, Inc. (a)	59,333
2,320	Live Nation Entertainment, Inc. (a)	234,668
1,039	Netflix, Inc. (a)	717,232
674	Roku, Inc. (a)	205,502
10,023	Warner Music Group Corp., Class A	496,038
2,196	World Wrestling Entertainment, Inc., Class A	134,154
14,223	Zynga, Inc., Class A (a)	104,966
		2,148,338

	Equity Real Estate Investment Trusts — 5.7%
6,055	Acadia Realty Trust	129,456
5,619	American Homes 4 Rent, Class A	228,131
1,959	AvalonBay Communities, Inc.	463,656
14,532	Brixmor Property Group, Inc.	340,630
4,300	Camden Property Trust	701,330
2,983	CareTrust REIT, Inc.	61,897
1,546	CoreSite Realty Corp.	220,243
6,631	CubeSmart	364,771
2,767	CyrusOne, Inc.	226,949
6,415	DiamondRock Hospitality Co. (a)	57,992
20,493	DigitalBridge Group, Inc. (a)	137,303
4,415	Duke Realty Corp.	248,300
2,934	Easterly Government Properties, Inc.	61,702
1,286	EastGroup Properties, Inc.	254,345
6,044	Empire State Realty Trust, Inc., Class A	58,506
5,559	Equity LifeStyle Properties, Inc.	469,791
2,612	Equity Residential	225,677
4,426	Essential Properties Realty Trust, Inc.	131,851
1,358	Essex Property Trust, Inc.	461,625
2,585	Extra Space Storage, Inc.	510,201
1,815	Federal Realty Investment Trust	218,435
2,056	First Industrial Realty Trust, Inc.	119,721
2,257	Four Corners Property Trust, Inc.	65,453
2,312	Gaming and Leisure Properties, Inc.	112,109
8,937	Independence Realty Trust, Inc.	211,181
2,316	Innovative Industrial Properties, Inc.	609,316
5,515	Invitation Homes, Inc.	227,494
12,324	Iron Mountain, Inc.	562,467

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
9,854	iStar, Inc. (c)	$248,715
6,069	Kite Realty Group Trust	123,201
2,832	Lamar Advertising Co., Class A	320,582
2,800	Life Storage, Inc.	374,668
10,884	Macerich (The) Co.	196,892
3,395	Mid-America Apartment Communities, Inc.	693,293
6,086	National Storage Affiliates Trust	380,132
2,939	NexPoint Residential Trust, Inc.	208,140
7,217	Outfront Media, Inc.	179,631
1,685	Prologis, Inc.	244,258
683	PS Business Parks, Inc.	121,369
712	Public Storage	236,512
7,094	Retail Opportunity Investments Corp.	126,060
3,774	Rexford Industrial Realty, Inc.	253,613
3,839	Ryman Hospitality Properties, Inc. (a)	328,388
2,980	Safehold, Inc.	222,606
11,024	Service Properties Trust	118,729
3,341	Simon Property Group, Inc.	489,724
11,779	SITE Centers Corp.	187,168
5,457	STAG Industrial, Inc.	237,543
3,426	Sun Communities, Inc.	671,428
7,581	Tanger Factory Outlet Centers, Inc. (c)	127,361
1,694	Terreno Realty Corp.	123,882
14,702	Uniti Group, Inc.	210,386
6,749	Urban Edge Properties	118,310
17,827	Weyerhaeuser Co.	636,780
		14,659,903

	Food Products — 0.3%
5,958	Darling Ingredients, Inc. (a)	503,570
751	Freshpet, Inc. (a)	117,088
7,166	Simply Good Foods (The) Co. (a)	284,132
		904,790

	Gas Utilities — 0.1%
55,079	Macquarie Infrastructure Holdings LLC	203,241

	Health Care Equipment & Supplies — 5.1%
3,675	Abbott Laboratories	473,671
1,631	Align Technology, Inc. (a)	1,018,347
1,777	AtriCure, Inc. (a)	133,382
2,794	Axonics, Inc. (a)	204,940
2,920	BioLife Solutions, Inc. (a)	155,198
1,847	Cardiovascular Systems, Inc. (a)	64,793
1,390	CONMED Corp.	203,329

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
1,050	Cooper (The) Cos., Inc.	$437,766
3,716	CryoPort, Inc. (a)	303,003
3,565	Danaher Corp.	1,111,460
3,641	DENTSPLY SIRONA, Inc.	208,302
1,588	Dexcom, Inc. (a)	989,657
5,601	Edwards Lifesciences Corp. (a)	671,112
5,591	Globus Medical, Inc., Class A (a)	431,457
1,195	Heska Corp. (a)	267,118
1,020	IDEXX Laboratories, Inc. (a)	679,463
1,321	Inari Medical, Inc. (a)	119,577
1,407	Inogen, Inc. (a)	55,788
4,692	Integra LifeSciences Holdings Corp. (a)	311,830
1,914	Intuitive Surgical, Inc. (a)	691,203
7,082	Lantheus Holdings, Inc. (a)	165,648
1,604	Masimo Corp. (a)	454,798
2,466	Neogen Corp. (a)	104,336
2,500	Outset Medical, Inc. (a)	133,175
804	Penumbra, Inc. (a)	222,346
3,035	Quidel Corp. (a)	402,957
2,406	ResMed, Inc.	632,561
2,601	Shockwave Medical, Inc. (a)	555,834
2,246	Silk Road Medical, Inc. (a)	131,863
2,500	STAAR Surgical Co. (a)	296,150
3,588	Tandem Diabetes Care, Inc. (a)	489,152
2,557	West Pharmaceutical Services, Inc.	1,099,203
		13,219,419

	Health Care Providers & Services — 3.0%
6,717	Acadia Healthcare Co., Inc. (a)	416,454
1,438	Accolade, Inc. (a)	57,218
2,603	AdaptHealth Corp. (a)	70,932
16,226	Agiliti, Inc. (a)	365,896
4,667	AMN Healthcare Services, Inc. (a)	460,633
5,881	Apollo Medical Holdings, Inc. (a) (c)	403,613
912	Castle Biosciences, Inc. (a)	56,863
10,562	Community Health Systems, Inc. (a)	138,362
1,659	CorVel Corp. (a)	303,962
3,685	DaVita, Inc. (a)	380,439
1,430	Ensign Group (The), Inc.	111,554
2,748	Fulgent Genetics, Inc. (a) (c)	227,864
857	Guardant Health, Inc. (a)	100,089
4,472	HCA Healthcare, Inc.	1,120,057
3,085	Laboratory Corp. of America Holdings (a)	885,457
1,701	ModivCare, Inc. (a)	276,872
12,734	Option Care Health, Inc. (a)	348,020
1,937	Owens & Minor, Inc.	69,500
7,650	Progyny, Inc. (a)	469,940

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
4,866	R1 RCM, Inc. (a)	$105,592
8,432	RadNet, Inc. (a)	262,151
8,883	Select Medical Holdings Corp.	295,093
2,529	Surgery Partners, Inc. (a)	104,043
8,060	Tenet Healthcare Corp. (a)	577,580
1,117	US Physical Therapy, Inc.	120,480
		7,728,664

	Health Care Technology — 0.6%
9,243	Allscripts Healthcare Solutions, Inc. (a)	127,368
9,965	Evolent Health, Inc., Class A (a)	291,675
3,013	GoodRx Holdings, Inc., Class A (a)	134,380
1,212	Health Catalyst, Inc. (a)	63,800
1,840	Inspire Medical Systems, Inc. (a)	496,027
2,165	Omnicell, Inc. (a)	385,695
2,003	Phreesia, Inc. (a)	141,292
		1,640,237

	Hotels, Restaurants & Leisure — 3.8%
3,627	Bally’s Corp. (a)	166,153
7,275	Bloomin’ Brands, Inc. (a)	157,285
6,772	Boyd Gaming Corp. (a)	431,918
9,667	Caesars Entertainment, Inc. (a)	1,058,150
2,629	Cheesecake Factory (The), Inc. (a)	106,843
478	Chipotle Mexican Grill, Inc. (a)	850,376
1,784	Churchill Downs, Inc.	410,320
4,745	Dave & Buster’s Entertainment, Inc. (a)	176,182
1,329	Domino’s Pizza, Inc.	649,841
12,776	Everi Holdings, Inc. (a)	306,624
1,290	Expedia Group, Inc. (a)	212,089
5,195	Hilton Grand Vacations, Inc. (a)	261,205
3,287	Hilton Worldwide Holdings, Inc. (a)	473,164
1,270	Jack in the Box, Inc.	125,666
877	McDonald’s Corp.	215,347
14,696	MGM Resorts International	693,063
2,433	Papa John’s International, Inc.	301,887
1,478	Penn National Gaming, Inc. (a)	105,825
6,031	Red Rock Resorts, Inc., Class A (a)	328,147
6,446	Scientific Games Corp. (a)	516,002
4,468	SeaWorld Entertainment, Inc. (a)	283,718
773	Shake Shack, Inc., Class A (a)	53,468
2,908	Six Flags Entertainment Corp. (a)	119,606
1,916	Starbucks Corp.	203,230
3,518	Texas Roadhouse, Inc.	312,434
3,928	Travel + Leisure Co.	213,448
1,960	Wingstop, Inc.	338,041
5,185	Yum! Brands, Inc.	647,814
		9,717,846

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 0.8%
5,586	Garmin Ltd.	$802,149
1,153	Installed Building Products, Inc.	146,489
5,144	Skyline Champion Corp. (a)	325,718
9,929	Sonos, Inc. (a)	323,884
11,538	Tempur Sealy International, Inc.	513,095
		2,111,335

	Household Products — 0.0%
262	WD-40 Co.	59,474

	Independent Power and Renewable Electricity Producers — 0.1%
6,008	Clearway Energy, Inc., Class C	213,164

	Industrial Conglomerates — 0.2%
4,214	General Electric Co.	441,922

	Insurance — 1.0%
3,039	Aon PLC, Class A	972,237
1,623	Goosehead Insurance, Inc., Class A	234,199
764	Kinsale Capital Group, Inc.	142,983
4,188	Marsh & McLennan Cos., Inc.	698,558
2,250	Palomar Holdings, Inc. (a)	205,762
2,136	RLI Corp.	231,350
4,688	Selectquote, Inc. (a)	62,304
1,379	Trupanion, Inc. (a)	141,210
		2,688,603

	Interactive Media & Services — 1.4%
406	Alphabet, Inc., Class A (a)	1,202,133
7,868	Cargurus, Inc. (a)	263,893
1,279	Facebook, Inc., Class A (a)	413,846
7,590	fuboTV, Inc. (a) (c)	226,258
14,694	Snap, Inc., Class A (a)	772,611
3,136	Ziff Davis, Inc. (a)	402,255
5,251	ZoomInfo Technologies, Inc., Class A (a)	352,972
		3,633,968

	Internet & Direct Marketing Retail — 0.8%
132	Amazon.com, Inc. (a)	445,161
3,145	Chewy, Inc., Class A (a)	238,391
3,049	Etsy, Inc. (a)	764,354
4,599	RealReal (The), Inc. (a)	59,925
4,001	Revolve Group, Inc. (a)	300,235
2,181	Shutterstock, Inc.	264,228
3,093	Stitch Fix, Inc., Class A (a)	107,018
		2,179,312

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 4.0%
1,057	Automatic Data Processing, Inc.	$237,286
9,636	Cloudflare, Inc., Class A (a)	1,876,322
1,903	EPAM Systems, Inc. (a)	1,281,176
3,978	EVERTEC, Inc.	179,845
2,007	ExlService Holdings, Inc. (a)	246,118
3,572	Gartner, Inc. (a)	1,185,582
1,537	GoDaddy, Inc., Class A (a)	106,314
1,306	Jack Henry & Associates, Inc.	217,423
2,302	MongoDB, Inc. (a)	1,200,010
3,861	Paychex, Inc.	475,984
812	PayPal Holdings, Inc. (a)	188,863
2,670	Perficient, Inc. (a)	330,012
2,632	Repay Holdings Corp. (a)	55,298
10,437	Sabre Corp. (a)	108,336
1,381	Shift4 Payments, Inc., Class A (a)	87,182
2,871	Snowflake, Inc., Class A (a)	1,015,875
2,644	Square, Inc., Class A (a)	672,898
7,163	Switch, Inc., Class A	181,081
3,435	TTEC Holdings, Inc.	324,230
9,831	Unisys Corp. (a)	251,379
8,200	Verra Mobility Corp. (a)	122,016
		10,343,230

	Leisure Products — 0.8%
5,292	Acushnet Holdings Corp.	269,574
4,496	Brunswick Corp.	418,532
3,876	Callaway Golf Co. (a)	104,846
17,311	Mattel, Inc. (a)	377,553
7,664	Vista Outdoor, Inc. (a)	320,662
4,999	YETI Holdings, Inc. (a)	491,552
		1,982,719

	Life Sciences Tools & Services — 4.1%
5,512	Agilent Technologies, Inc.	868,085
26,539	Avantor, Inc. (a)	1,071,645
1,309	Bio-Techne Corp.	685,458
5,485	Bruker Corp.	440,445
2,630	Charles River Laboratories International, Inc. (a)	1,180,028
3,625	IQVIA Holdings, Inc. (a)	947,647
2,263	Medpace Holdings, Inc. (a)	512,683
315	Mettler-Toledo International, Inc. (a)	466,477
4,440	NeoGenomics, Inc. (a)	204,240
6,264	PerkinElmer, Inc.	1,108,039
1,218	Quanterix Corp. (a)	61,643
1,853	Repligen Corp. (a)	538,297
4,897	Syneos Health, Inc. (a)	457,086
1,900	Thermo Fisher Scientific, Inc.	1,202,833

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
2,430	Waters Corp. (a)	$893,147
		10,637,753

	Machinery — 2.1%
2,802	Chart Industries, Inc. (a)	497,411
1,296	Deere & Co.	443,634
6,580	Evoqua Water Technologies Corp. (a)	275,241
1,531	Graco, Inc.	115,101
3,762	Helios Technologies, Inc.	342,530
17,226	Ingersoll Rand, Inc. (a)	926,070
1,211	Kadant, Inc.	268,987
1,198	Lindsay Corp.	174,513
2,512	Middleby (The) Corp. (a)	458,289
7,707	Otis Worldwide Corp.	618,949
1,009	RBC Bearings, Inc. (a)	236,035
4,320	Terex Corp.	193,536
2,199	Toro (The) Co.	209,939
3,186	Watts Water Technologies, Inc., Class A	605,404
		5,365,639

	Marine — 0.1%
3,828	Matson, Inc.	318,796

	Media — 1.0%
5,169	Altice USA, Inc., Class A (a)	84,255
59	Cable One, Inc.	100,962
597	Charter Communications, Inc., Class A (a)	402,909
9,878	iHeartMedia, Inc., Class A (a)	191,436
2,514	Liberty Broadband Corp., Class C (a)	408,399
4,413	Magnite, Inc. (a)	119,283
3,524	Nexstar Media Group, Inc., Class A	528,353
7,801	Sinclair Broadcast Group, Inc., Class A	203,840
2,999	TechTarget, Inc. (a)	282,836
15,722	WideOpenWest, Inc. (a)	299,504
		2,621,777

	Metals & Mining — 1.5%
10,942	Alcoa Corp.	502,785
7,431	Allegheny Technologies, Inc. (a)	119,639
27,031	Cleveland-Cliffs, Inc. (a)	651,717
26,694	Freeport-McMoRan, Inc.	1,006,898
11,022	Hecla Mining Co.	63,707
2,268	Kaiser Aluminum Corp.	220,313
11,021	Nucor Corp.	1,230,495
		3,795,554

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.2%
6,791	AGNC Investment Corp.	$108,113
9,814	Arbor Realty Trust, Inc.	197,359
2,002	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	120,921
4,387	Starwood Property Trust, Inc.	111,737
		538,130

	Multiline Retail — 0.5%
1,791	Dillard’s, Inc., Class A	413,972
8,098	Nordstrom, Inc. (a)	232,655
2,772	Target Corp.	719,667
		1,366,294

	Oil, Gas & Consumable Fuels — 4.0%
30,834	Antero Midstream Corp.	328,074
28,468	Antero Resources Corp. (a)	565,659
24,988	APA Corp.	654,935
6,295	Callon Petroleum Co. (a)	325,640
11,113	Cheniere Energy, Inc. (a)	1,149,084
7,438	Clean Energy Fuels Corp. (a)	68,578
4,398	Denbury, Inc. (a)	372,335
5,656	Diamondback Energy, Inc.	606,267
5,558	Hess Corp.	458,924
17,366	Magnolia Oil & Gas Corp., Class A	362,602
8,121	Matador Resources Co.	339,864
21,438	Occidental Petroleum Corp.	718,816
18,718	ONEOK, Inc.	1,190,839
16,286	Ovintiv, Inc.	611,051
6,519	PDC Energy, Inc.	341,009
13,652	Range Resources Corp. (a)	318,365
11,711	SM Energy Co.	401,922
55,764	Southwestern Energy Co. (a)	272,128
10,882	Targa Resources Corp.	594,919
46,512	Tellurian, Inc. (a)	182,327
16,738	Williams (The) Cos., Inc.	470,170
		10,333,508

	Paper & Forest Products — 0.2%
8,725	Louisiana-Pacific Corp.	514,164

	Personal Products — 0.3%
27,251	Coty, Inc., Class A (a)	231,088
5,054	Herbalife Nutrition Ltd. (a)	234,506
3,305	Inter Parfums, Inc.	305,316
641	Medifast, Inc.	125,809
		896,719

	Pharmaceuticals — 1.3%
2,606	Arvinas, Inc. (a)	225,628
3,572	Bristol-Myers Squibb Co.	208,605

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
8,157	Catalent, Inc. (a)	$1,124,524
3,080	Corcept Therapeutics, Inc. (a)	55,440
2,745	Eli Lilly & Co.	699,316
6,448	Harmony Biosciences Holdings, Inc. (a)	267,399
3,315	Intra-Cellular Therapies, Inc. (a)	142,777
3,375	Nektar Therapeutics (a)	51,165
2,884	NGM Biopharmaceuticals, Inc. (a)	53,267
1,082	Pacira BioSciences, Inc. (a)	56,567
4,435	Revance Therapeutics, Inc. (a)	60,981
2,236	Zoetis, Inc.	483,423
		3,429,092

	Professional Services — 1.1%
4,283	Equifax, Inc.	1,188,233
2,840	Exponent, Inc.	326,032
4,269	Korn Ferry	329,609
3,866	TransUnion	445,711
4,757	Upwork, Inc. (a)	224,150
1,055	Verisk Analytics, Inc.	221,835
		2,735,570

	Real Estate Management & Development — 0.6%
13,465	eXp World Holdings, Inc.	694,794
5,907	Kennedy-Wilson Holdings, Inc.	132,140
21,589	Newmark Group, Inc., Class A	321,244
2,138	Redfin Corp. (a)	109,765
4,320	St Joe (The) Co.	203,126
		1,461,069

	Road & Rail — 1.2%
829	AMERCO	610,965
4,596	Avis Budget Group, Inc. (a)	796,533
3,036	Old Dominion Freight Line, Inc.	1,036,338
1,800	Saia, Inc. (a)	562,752
		3,006,588

	Semiconductors & Semiconductor Equipment — 6.3%
2,247	ACM Research, Inc., Class A (a)	238,564
8,439	Advanced Micro Devices, Inc. (a)	1,014,621
1,984	Ambarella, Inc. (a)	368,687
21,462	Amkor Technology, Inc.	470,447
1,262	Analog Devices, Inc.	218,944
4,926	Applied Materials, Inc.	673,138
436	Broadcom, Inc.	231,808
5,232	Brooks Automation, Inc.	609,266
2,601	Cirrus Logic, Inc. (a)	210,187
5,694	Cohu, Inc. (a)	182,436
3,410	Diodes, Inc. (a)	327,667
1,409	Enphase Energy, Inc. (a)	326,367

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
5,037	Entegris, Inc.	$709,109
3,366	First Solar, Inc. (a)	402,540
1,298	KLA Corp.	483,842
371	Lam Research Corp.	209,084
6,626	Lattice Semiconductor Corp. (a)	460,109
6,604	MACOM Technology Solutions Holdings, Inc. (a)	461,091
7,199	Marvell Technology, Inc.	493,131
6,273	MaxLinear, Inc. (a)	395,199
2,754	Microchip Technology, Inc.	204,044
1,419	MKS Instruments, Inc.	212,921
2,240	Monolithic Power Systems, Inc.	1,177,030
4,192	NVIDIA Corp.	1,071,769
2,217	NXP Semiconductors N.V.	445,307
18,972	ON Semiconductor Corp. (a)	911,984
3,421	Onto Innovation, Inc. (a)	270,977
5,409	Power Integrations, Inc.	558,263
1,264	Qorvo, Inc. (a)	212,643
1,639	QUALCOMM, Inc.	218,053
8,192	Rambus, Inc. (a)	190,628
3,170	Semtech Corp. (a)	269,545
764	Silicon Laboratories, Inc. (a)	144,213
1,513	SiTime Corp. (a)	400,779
1,283	Skyworks Solutions, Inc.	214,428
4,722	SunPower Corp. (a) (c)	158,942
2,383	Synaptics, Inc. (a)	463,660
1,936	Teradyne, Inc.	267,633
1,100	Texas Instruments, Inc.	206,228
4,269	Ultra Clean Holdings, Inc. (a)	211,614
		16,296,898

	Software — 11.8%
2,592	8x8, Inc. (a)	58,735
367	Adobe, Inc. (a)	238,682
1,581	Alarm.com Holdings, Inc. (a)	133,215
1,793	Altair Engineering, Inc., Class A (a)	139,477
3,518	Anaplan, Inc. (a)	229,409
503	Appfolio, Inc., Class A (a)	66,240
5,157	Asana, Inc., Class A (a)	700,321
1,838	Avalara, Inc. (a)	330,178
3,063	Avaya Holdings Corp. (a)	57,033
4,066	Bill.com Holdings, Inc. (a)	1,196,664
1,487	Black Knight, Inc. (a)	104,254
1,757	Blackbaud, Inc. (a)	124,765
1,814	Blackline, Inc. (a)	230,142
5,221	Box, Inc., Class A (a)	134,858
2,867	Cadence Design Systems, Inc. (a)	496,306
1,286	Cerence, Inc. (a)	135,197
3,855	Ceridian HCM Holding, Inc. (a)	482,839
2,415	CommVault Systems, Inc. (a)	148,523

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
3,533	Crowdstrike Holdings, Inc., Class A (a)	$995,599
6,143	Datadog, Inc., Class A (a)	1,026,188
4,673	Digital Turbine, Inc. (a)	402,158
821	DocuSign, Inc. (a)	228,476
1,217	Dolby Laboratories, Inc., Class A	107,522
2,927	Domo, Inc., Class B (a)	258,600
10,996	Dropbox, Inc., Class A (a)	335,268
2,421	Duck Creek Technologies, Inc. (a)	76,262
15,294	Dynatrace, Inc. (a)	1,147,050
2,875	Elastic N.V. (a)	498,841
2,267	Envestnet, Inc. (a)	189,295
2,127	Everbridge, Inc. (a)	338,852
3,717	Fortinet, Inc. (a)	1,250,176
1,606	HubSpot, Inc. (a)	1,301,229
1,609	Intuit, Inc.	1,007,218
4,721	Jamf Holding Corp. (a)	224,956
3,634	LivePerson, Inc. (a)	187,187
6,017	Mandiant, Inc. (a)	104,936
2,100	Manhattan Associates, Inc. (a)	381,234
5,759	Marathon Digital Holdings, Inc. (a)	300,850
1,540	Microsoft Corp.	510,695
185	MicroStrategy, Inc., Class A (a)	132,286
3,886	Mimecast Ltd. (a)	293,160
3,093	Momentive Global, Inc. (a)	70,892
3,015	nCino, Inc. (a)	219,070
5,526	NCR Corp. (a)	218,498
4,477	New Relic, Inc. (a)	363,353
8,355	NortonLifeLock, Inc.	212,635
11,363	Nutanix, Inc., Class A (a)	389,865
9,966	Oracle Corp.	956,138
2,983	PagerDuty, Inc. (a)	124,540
8,793	Palantir Technologies, Inc., Class A (a)	227,563
2,266	Palo Alto Networks, Inc. (a)	1,153,598
1,752	Paycom Software, Inc. (a)	959,833
1,528	Paylocity Holding Corp. (a)	466,254
843	Pegasystems, Inc.	100,081
3,697	Progress Software Corp.	190,063
1,110	Qualys, Inc. (a)	138,173
3,790	Rapid7, Inc. (a)	487,963
2,359	Riot Blockchain, Inc. (a)	64,212
1,601	salesforce.com, Inc. (a)	479,804
1,019	ServiceNow, Inc. (a)	711,017
3,112	Smartsheet, Inc., Class A (a)	214,759
2,533	Sprout Social, Inc., Class A (a)	323,413
1,915	SPS Commerce, Inc. (a)	292,478
2,118	Synopsys, Inc. (a)	705,675
6,963	Tenable Holdings, Inc. (a)	370,780
9,337	Teradata Corp. (a)	528,101
3,007	Trade Desk (The), Inc., Class A (a)	225,254

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
6,878	Unity Software, Inc. (a)	$1,040,710
5,280	Varonis Systems, Inc. (a)	341,827
15,332	Vonage Holdings Corp. (a)	247,152
3,799	Workiva, Inc. (a)	568,140
9,653	Xperi Holding Corp.	172,982
5,039	Yext, Inc. (a)	63,441
4,139	Zscaler, Inc. (a)	1,319,762
7,453	Zuora, Inc., Class A (a)	162,923
		30,415,825

	Specialty Retail — 4.0%
6,568	Abercrombie & Fitch Co., Class A (a)	259,699
8,302	American Eagle Outfitters, Inc.	197,090
639	AutoZone, Inc. (a)	1,140,513
17,221	Bath & Body Works, Inc.	1,189,799
3,509	Bed Bath & Beyond, Inc. (a)	49,266
3,476	Boot Barn Holdings, Inc. (a)	363,207
6,243	Buckle (The), Inc.	259,834
1,531	Burlington Stores, Inc. (a)	423,000
2,880	Carvana Co. (a)	873,158
4,471	Dick’s Sporting Goods, Inc.	555,343
1,817	Five Below, Inc. (a)	358,494
4,433	Floor & Decor Holdings, Inc., Class A (a)	602,533
1,221	GameStop Corp., Class A (a) (c)	224,066
2,457	GrowGeneration Corp. (a)	51,794
3,126	Lowe’s Cos., Inc.	730,921
9,432	National Vision Holdings, Inc. (a)	581,388
1,421	O’Reilly Automotive, Inc. (a)	884,317
4,397	Rent-A-Center, Inc.	234,184
642	RH (a)	423,482
3,913	Signet Jewelers Ltd.	348,961
1,946	Sleep Number Corp. (a)	171,910
3,020	Williams-Sonoma, Inc.	560,905
		10,483,864

	Technology Hardware, Storage & Peripherals — 1.4%
4,482	3D Systems Corp. (a)	126,213
4,482	Apple, Inc.	671,404
6,289	Avid Technology, Inc. (a)	180,117
4,766	Corsair Gaming, Inc. (a) (c)	116,529
8,346	Dell Technologies, Inc., Class C (a)	917,976
12,093	NetApp, Inc.	1,079,905
17,027	Pure Storage, Inc., Class A (a)	457,345
		3,549,489

	Textiles, Apparel & Luxury Goods — 1.1%
3,732	Crocs, Inc. (a)	602,531
1,189	Deckers Outdoor Corp. (a)	470,024

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
3,641	Kontoor Brands, Inc.	$192,973
7,420	Levi Strauss & Co., Class A	194,256
1,455	NIKE, Inc., Class B	243,407
2,741	Oxford Industries, Inc.	254,146
4,529	Steven Madden Ltd.	204,258
8,679	Tapestry, Inc.	338,307
15,921	Under Armour, Inc., Class A (a)	349,625
		2,849,527

	Thrifts & Mortgage Finance — 0.4%
4,795	Axos Financial, Inc. (a)	254,135
9,831	Columbia Financial, Inc. (a)	183,053
5,887	Meta Financial Group, Inc.	326,375
2,177	Walker & Dunlop, Inc.	283,163
		1,046,726

	Tobacco — 0.1%
14,264	Vector Group Ltd.	189,141

	Trading Companies & Distributors — 1.0%
13,245	Custom Truck One Source, Inc. (a) (c)	119,867
6,523	Global Industrial Co.	264,703
1,890	Herc Holdings, Inc.	344,056
2,685	SiteOne Landscape Supply, Inc. (a)	630,868
2,474	United Rentals, Inc. (a)	937,918
13,488	Univar Solutions, Inc. (a)	345,023
		2,642,435

	Water Utilities — 0.5%
1,445	American States Water Co.	131,264
2,568	American Water Works Co., Inc.	447,294
3,086	California Water Service Group	187,876
6,972	Essential Utilities, Inc.	328,172
1,769	Middlesex Water Co.	194,802
		1,289,408
	Total Common Stocks — 100.0%	258,776,841
	(Cost $205,817,383)

	Money Market Funds — 0.3%
764,890	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	764,890

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Money Market Funds (Continued)
35,078	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	$35,078
	Total Money Market Funds — 0.3%	799,968
	(Cost $799,968)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$996,139	BNP Paribas S.A., 0.03% (d), dated 10/29/21, due 11/01/21, with a maturity value of $996,142. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $1,017,098. (e)	996,139
	(Cost $996,139)

	Total Investments — 100.7%	260,572,948
	(Cost $207,613,490) (f)
	Net Other Assets and Liabilities — (0.7)%	(1,754,836)
	Net Assets — 100.0%	$258,818,112

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,713,901 and the total value of the collateral held by the Fund is $1,761,029.
(d)	Rate shown reflects yield as of October 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,399,726 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,440,268. The net unrealized appreciation was $52,959,458.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$258,776,841	$258,776,841	$—	$—
Money Market Funds	799,968	799,968	—	—
Repurchase Agreements	996,139	—	996,139	—
Total Investments	$260,572,948	$259,576,809	$996,139	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
7,545	BWX Technologies, Inc.	$428,103
3,220	Curtiss-Wright Corp.	411,130
4,210	Huntington Ingalls Industries, Inc.	853,493
		1,692,726

	Air Freight & Logistics — 0.3%
4,667	C.H. Robinson Worldwide, Inc.	452,652

	Auto Components — 2.5%
23,504	BorgWarner, Inc.	1,059,325
18,477	Gentex Corp.	653,901
45,902	Goodyear Tire & Rubber (The) Co. (a)	877,646
5,194	Lear Corp.	892,589
		3,483,461

	Automobiles — 1.0%
16,642	Harley-Davidson, Inc.	607,267
8,270	Thor Industries, Inc.	843,209
		1,450,476

	Banks — 7.6%
14,181	Bank OZK	633,465
9,071	BOK Financial Corp.	917,713
7,569	Comerica, Inc.	644,046
2,915	Commerce Bancshares, Inc.	205,537
1,715	Cullen/Frost Bankers, Inc.	222,092
2,618	East West Bancorp, Inc.	208,079
49,875	First Horizon Corp.	846,379
13,447	PacWest Bancorp	638,329
10,463	Popular, Inc.	852,107
8,566	Prosperity Bancshares, Inc.	645,105
8,164	SouthState Corp.	637,527
13,885	Synovus Financial Corp.	646,902
6,304	UMB Financial Corp.	622,961
30,091	Umpqua Holdings Corp.	615,361
16,749	United Bankshares, Inc.	619,545
45,781	Valley National Bancorp	607,056
7,458	Webster Financial Corp.	417,350
13,130	Zions Bancorp N.A.	827,059
		10,806,613

	Beverages — 0.1%
4,382	Molson Coors Beverage Co., Class B	193,202

	Building Products — 3.8%
6,650	A.O. Smith Corp.	485,915
19,633	Builders FirstSource, Inc. (a)	1,144,015
4,541	Fortune Brands Home & Security, Inc.	460,457
11,882	Owens Corning	1,109,898
24,579	Resideo Technologies, Inc. (a)	606,118
3,796	Simpson Manufacturing Co., Inc.	402,718

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
14,941	UFP Industries, Inc.	$1,222,622
		5,431,743

	Capital Markets — 2.2%
1,637	Cboe Global Markets, Inc.	215,986
27,353	Jefferies Financial Group, Inc.	1,176,179
8,870	Lazard Ltd., Class A	434,541
10,278	SEI Investments Co.	647,925
8,970	Stifel Financial Corp.	653,644
		3,128,275

	Chemicals — 4.3%
6,836	Ashland Global Holdings, Inc.	656,324
8,762	Avient Corp.	472,097
6,957	Axalta Coating Systems Ltd. (a)	216,989
7,275	CF Industries Holdings, Inc.	413,220
6,992	Chemours (The) Co.	195,916
2,220	FMC Corp.	202,042
34,327	Huntsman Corp.	1,118,374
28,436	Mosaic (The) Co.	1,182,084
2,615	RPM International, Inc.	228,028
2,777	Scotts Miracle-Gro (The) Co.	412,273
11,146	Westlake Chemical Corp.	1,084,952
		6,182,299

	Commercial Services & Supplies — 0.5%
50,218	ADT, Inc.	419,320
1,959	Clean Harbors, Inc. (a)	220,466
		639,786

	Communications Equipment — 1.2%
11,865	Ciena Corp. (a)	644,151
7,381	Juniper Networks, Inc.	217,887
9,727	Lumentum Holdings, Inc. (a)	803,256
		1,665,294

	Construction & Engineering — 0.9%
3,523	EMCOR Group, Inc.	428,009
7,064	MasTec, Inc. (a)	629,615
1,786	Quanta Services, Inc.	216,606
		1,274,230

	Consumer Finance — 1.1%
1,043	Credit Acceptance Corp. (a) (b)	623,933
18,356	OneMain Holdings, Inc.	969,380
		1,593,313

	Containers & Packaging — 1.9%
1,699	AptarGroup, Inc.	205,205
10,007	Berry Global Group, Inc. (a)	655,859
2,019	Crown Holdings, Inc.	209,956
21,336	Graphic Packaging Holding Co.	425,226
2,958	Packaging Corp. of America	406,340

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
15,884	Silgan Holdings, Inc.	$638,537
4,078	Westrock Co.	196,152
		2,737,275

	Diversified Consumer Services — 1.2%
9,238	Grand Canyon Education, Inc. (a)	736,269
32,499	H&R Block, Inc.	749,752
3,368	Service Corp. International	230,674
		1,716,695

	Diversified Financial Services — 0.8%
16,545	Voya Financial, Inc.	1,154,345

	Diversified Telecommunication Services — 1.3%
36,444	Frontier Communications Parent, Inc. (a)	1,128,306
65,581	Lumen Technologies, Inc.	777,791
		1,906,097

	Electric Utilities — 3.0%
14,927	Hawaiian Electric Industries, Inc.	605,439
3,927	IDACORP, Inc.	409,665
19,900	NRG Energy, Inc.	793,811
24,654	OGE Energy Corp.	839,962
11,228	Pinnacle West Capital Corp.	724,094
17,292	Portland General Electric Co.	852,668
		4,225,639

	Electrical Equipment — 1.1%
2,345	Acuity Brands, Inc.	481,733
5,457	EnerSys	436,778
1,123	Hubbell, Inc.	223,893
2,705	Regal Rexnord Corp.	412,053
		1,554,457

	Electronic Equipment, Instruments & Components — 1.6%
7,238	Arrow Electronics, Inc. (a)	837,798
1,285	IPG Photonics Corp. (a)	204,328
10,437	Jabil, Inc.	625,802
743	Littelfuse, Inc.	218,851
12,091	Vontier Corp.	409,039
		2,295,818

	Equity Real Estate Investment Trusts — 3.4%
10,897	Cousins Properties, Inc.	431,630
6,845	Healthcare Trust of America, Inc., Class A	228,555
15,337	Kilroy Realty Corp.	1,033,407
9,790	Kimco Realty Corp.	221,254

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
30,365	Medical Properties Trust, Inc.	$647,685
9,408	National Retail Properties, Inc.	426,747
13,562	Omega Healthcare Investors, Inc.	398,180
11,470	SL Green Realty Corp.	803,703
8,822	Spirit Realty Capital, Inc.	431,661
6,340	STORE Capital Corp.	217,652
		4,840,474

	Food & Staples Retailing — 0.7%
13,047	Albertsons Cos., Inc., Class A (b)	403,805
3,701	BJ’s Wholesale Club Holdings, Inc. (a)	216,286
2,157	Casey’s General Stores, Inc.	413,152
		1,033,243

	Food Products — 3.2%
12,487	Bunge Ltd.	1,156,796
14,575	Campbell Soup Co.	582,271
17,191	Flowers Foods, Inc.	425,477
2,283	Ingredion, Inc.	217,410
6,768	J.M. Smucker (The) Co.	831,517
1,200	Lancaster Colony Corp.	204,000
1,846	Post Holdings, Inc. (a)	187,332
248	Seaboard Corp.	954,805
		4,559,608

	Gas Utilities — 1.6%
9,215	Atmos Energy Corp.	848,886
7,737	National Fuel Gas Co.	444,336
23,828	UGI Corp.	1,034,373
		2,327,595

	Health Care Equipment & Supplies — 0.6%
14,575	Envista Holdings Corp. (a)	569,883
870	ICU Medical, Inc. (a)	203,693
		773,576

	Health Care Providers & Services — 1.9%
2,725	Amedisys, Inc. (a)	461,451
436	Chemed Corp.	210,261
5,412	Encompass Health Corp.	343,987
5,334	Henry Schein, Inc. (a)	407,251
10,481	Premier, Inc., Class A	408,235
7,337	Universal Health Services, Inc., Class B	910,522
		2,741,707

	Household Durables — 5.1%
1,807	Helen of Troy Ltd. (a)	406,485
13,589	Leggett & Platt, Inc.	636,645
7,154	LGI Homes, Inc. (a)	1,068,092

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
5,723	Mohawk Industries, Inc. (a)	$1,014,173
27,525	Newell Brands, Inc.	630,047
22,120	PulteGroup, Inc.	1,063,530
18,368	Toll Brothers, Inc.	1,105,202
992	TopBuild Corp. (a)	254,914
4,980	Whirlpool Corp.	1,049,933
		7,229,021

	Household Products — 0.4%
22,293	Reynolds Consumer Products, Inc.	601,465

	Insurance — 11.9%
1,625	Alleghany Corp. (a)	1,058,493
6,456	American Financial Group, Inc.	878,274
2,579	Assurant, Inc.	416,018
13,233	Axis Capital Holdings Ltd.	689,042
19,362	CNA Financial Corp.	868,579
4,328	Enstar Group Ltd. (a)	998,816
1,136	Erie Indemnity Co., Class A	233,800
4,048	Everest Re Group Ltd.	1,058,552
22,399	Fidelity National Financial, Inc.	1,073,136
15,145	First American Financial Corp.	1,107,705
9,125	Globe Life, Inc.	812,308
6,268	Hanover Insurance Group (The), Inc.	789,768
9,123	Kemper Corp.	579,128
8,864	Lincoln National Corp.	639,538
15,066	Loews Corp.	844,751
43,909	Old Republic International Corp.	1,134,169
1,320	Primerica, Inc.	222,077
7,304	Reinsurance Group of America, Inc.	862,456
4,375	RenaissanceRe Holdings Ltd.	620,375
10,761	Selective Insurance Group, Inc.	843,340
32,423	Unum Group	825,814
5,555	W.R. Berkley Corp.	442,178
		16,998,317

	Interactive Media & Services — 0.8%
7,797	IAC/InterActiveCorp (a)	1,188,029

	Internet & Direct Marketing Retail — 0.7%
99,674	Qurate Retail, Inc., Series A	1,040,597

	IT Services — 1.9%
6,037	Alliance Data Systems Corp.	514,654
24,176	DXC Technology Co. (a)	787,412
4,276	Genpact Ltd.	211,021
7,323	MAXIMUS, Inc.	619,306
30,137	Western Union (The) Co.	549,096
		2,681,489

	Leisure Products — 0.7%
2,279	Hasbro, Inc.	218,237

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
6,794	Polaris, Inc.	$780,970
		999,207

	Machinery — 4.4%
6,632	AGCO Corp.	810,497
17,252	Allison Transmission Holdings, Inc.	575,527
4,423	Colfax Corp. (a)	228,315
6,430	Crane Co.	664,090
3,538	Donaldson Co., Inc.	212,315
5,855	Flowserve Corp.	196,845
37,454	Gates Industrial Corp. PLC (a)	615,744
1,574	Lincoln Electric Holdings, Inc.	224,138
7,937	Oshkosh Corp.	849,259
3,891	Snap-on, Inc.	790,768
12,418	Timken (The) Co.	881,057
1,795	Woodward, Inc.	202,745
		6,251,300

	Media — 1.3%
40,015	Discovery, Inc., Class A (a)	937,952
23,370	DISH Network Corp., Class A (a)	959,806
		1,897,758

	Metals & Mining — 2.4%
7,131	Reliance Steel & Aluminum Co.	1,042,267
17,367	Steel Dynamics, Inc.	1,147,611
46,232	United States Steel Corp.	1,220,063
		3,409,941

	Mortgage Real Estate Investment Trusts — 1.8%
120,627	Annaly Capital Management, Inc.	1,020,504
20,098	Blackstone Mortgage Trust, Inc., Class A	661,224
73,863	New Residential Investment Corp.	839,084
		2,520,812

	Multiline Retail — 1.7%
21,569	Kohl’s Corp.	1,046,743
35,953	Macy’s, Inc.	951,676
6,742	Ollie’s Bargain Outlet Holdings, Inc. (a)	456,164
		2,454,583

	Multi-Utilities — 1.5%
12,948	Black Hills Corp.	859,488
27,387	MDU Resources Group, Inc.	841,603
16,764	NiSource, Inc.	413,568
		2,114,659

	Oil, Gas & Consumable Fuels — 2.0%
13,205	Continental Resources, Inc.	644,536
18,669	Coterra Energy, Inc.	398,023

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
24,528	HollyFrontier Corp.	$829,047
59,441	Marathon Oil Corp.	970,077
		2,841,683

	Pharmaceuticals — 0.6%
24,782	Organon & Co.	910,739

	Professional Services — 1.8%
1,796	ASGN, Inc. (a)	214,909
2,558	Booz Allen Hamilton Holding Corp.	222,188
3,100	CACI International, Inc., Class A (a)	891,684
3,019	FTI Consulting, Inc. (a)	434,495
1,874	ManpowerGroup, Inc.	181,122
2,027	Robert Half International, Inc.	229,193
4,751	Science Applications International Corp.	426,545
		2,600,136

	Real Estate Management & Development — 0.6%
2,311	Howard Hughes (The) Corp. (a)	201,357
2,459	Jones Lang LaSalle, Inc. (a)	634,988
		836,345

	Road & Rail — 1.1%
19,854	Knight-Swift Transportation Holdings, Inc.	1,125,523
2,578	Landstar System, Inc.	453,238
		1,578,761

	Specialty Retail — 3.2%
975	Advance Auto Parts, Inc.	219,882
6,676	AutoNation, Inc. (a)	808,597
22,245	Foot Locker, Inc.	1,060,419
35,792	Gap (The), Inc.	812,121
2,560	Lithia Motors, Inc.	817,203
8,075	Penske Automotive Group, Inc.	856,354
		4,574,576

	Technology Hardware, Storage & Peripherals — 0.6%
50,353	Xerox Holdings Corp.	896,283

	Textiles, Apparel & Luxury Goods — 1.5%
6,266	Carter’s, Inc.	617,327
4,236	Columbia Sportswear Co.	439,866
5,931	PVH Corp. (a)	648,436
9,648	Skechers U.S.A., Inc., Class A (a)	445,834
		2,151,463

	Thrifts & Mortgage Finance — 3.4%
23,076	Essent Group Ltd.	1,107,648

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
67,891	MGIC Investment Corp.	$1,097,118
47,352	New York Community Bancorp, Inc.	588,585
16,615	PennyMac Financial Services, Inc.	1,031,127
44,703	Radian Group, Inc.	1,067,061
		4,891,539

	Trading Companies & Distributors — 1.5%
25,814	Air Lease Corp.	1,033,851
5,068	MSC Industrial Direct Co., Inc., Class A	426,067
765	Watsco, Inc.	221,529
3,524	WESCO International, Inc. (a)	456,569
		2,138,016
	Total Common Stocks — 99.9%	142,667,318
	(Cost $137,995,171)

	Money Market Funds — 0.2%
357,702	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	357,702
	(Cost $357,702)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$465,846	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $465,847. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $475,647. (d)	465,846
	(Cost $465,846)

	Total Investments — 100.4%	143,490,866
	(Cost $138,818,719) (e)
	Net Other Assets and Liabilities — (0.4)%	(641,314)
	Net Assets — 100.0%	$142,849,552

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $812,735 and the total value of the collateral held by the Fund is $823,548.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,224,795 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,552,648. The net unrealized appreciation was $4,672,147.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$142,667,318	$142,667,318	$—	$—
Money Market Funds	357,702	357,702	—	—
Repurchase Agreements	465,846	—	465,846	—
Total Investments	$143,490,866	$143,025,020	$465,846	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.8%
14,112	Axon Enterprise, Inc. (a)	$2,539,595
27,972	Spirit AeroSystems Holdings, Inc., Class A	1,154,964
		3,694,559

	Airlines — 0.3%
60,238	American Airlines Group, Inc. (a)	1,156,570

	Auto Components — 0.6%
17,089	Fox Factory Holding Corp. (a)	2,750,475

	Banks — 3.0%
2,930	First Citizens BancShares, Inc., Class A	2,384,727
13,450	First Financial Bankshares, Inc.	682,184
33,467	Glacier Bancorp, Inc.	1,850,391
26,254	Pinnacle Financial Partners, Inc.	2,535,349
9,072	Signature Bank	2,701,823
28,371	Western Alliance Bancorp	3,293,589
		13,448,063

	Beverages — 1.3%
1,212	Boston Beer (The) Co., Inc., Class A (a)	596,885
34,271	Celsius Holdings, Inc. (a)	3,307,837
35,292	National Beverage Corp.	1,990,469
		5,895,191

	Biotechnology — 6.4%
10,763	Acceleron Pharma, Inc. (a)	1,874,699
100,111	Alkermes PLC (a)	3,032,362
7,104	Beam Therapeutics, Inc. (a)	630,622
22,225	Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,163,062
7,996	BioMarin Pharmaceutical, Inc. (a)	633,523
24,025	Blueprint Medicines Corp. (a)	2,702,572
19,488	CareDx, Inc. (a)	993,888
5,520	CRISPR Therapeutics AG (a)	504,142
12,248	Denali Therapeutics, Inc. (a)	592,191
30,385	Halozyme Therapeutics, Inc. (a)	1,156,757
9,207	Intellia Therapeutics, Inc. (a)	1,224,347
6,981	Mirati Therapeutics, Inc. (a)	1,319,549
16,623	Natera, Inc. (a)	1,904,497
6,442	Neurocrine Biosciences, Inc. (a)	679,051
11,914	Novavax, Inc. (a)	1,773,161
20,030	Sarepta Therapeutics, Inc. (a)	1,584,974
5,777	Twist Bioscience Corp. (a)	686,307
6,853	Ultragenyx Pharmaceutical, Inc. (a)	575,104
13,382	United Therapeutics Corp. (a)	2,552,750
14,203	Vir Biotechnology, Inc. (a)	535,879
		28,119,437

	Building Products — 2.0%
17,125	Advanced Drainage Systems, Inc.	1,931,700

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
9,349	Allegion PLC	$1,199,477
12,945	Armstrong World Industries, Inc.	1,367,639
2,101	Lennox International, Inc.	628,787
18,173	Trex Co., Inc. (a)	1,933,607
48,023	Zurn Water Solutions Corp.	1,742,275
		8,803,485

	Capital Markets — 6.2%
12,260	Affiliated Managers Group, Inc.	2,058,209
40,102	Apollo Global Management, Inc.	3,085,849
41,819	Ares Management Corp., Class A	3,543,742
18,479	Evercore, Inc., Class A	2,805,851
4,693	FactSet Research Systems, Inc.	2,083,176
33,522	Houlihan Lokey, Inc.	3,757,145
76,834	Invesco Ltd.	1,952,352
19,695	LPL Financial Holdings, Inc.	3,230,374
9,536	Morningstar, Inc.	3,020,528
34,238	Open Lending Corp., Class A (a)	1,079,182
7,651	Tradeweb Markets, Inc., Class A	681,704
		27,298,112

	Chemicals — 3.5%
90,027	Amyris, Inc. (a)	1,334,200
17,025	Balchem Corp.	2,606,357
142,408	Element Solutions, Inc.	3,234,086
63,987	Olin Corp.	3,645,979
7,793	Quaker Chemical Corp.	1,915,831
79,215	Valvoline, Inc.	2,690,142
		15,426,595

	Commercial Services & Supplies — 0.3%
22,631	IAA, Inc. (a)	1,349,939

	Communications Equipment — 0.1%
45,477	CommScope Holding Co., Inc. (a)	487,059

	Construction & Engineering — 1.2%
10,504	Valmont Industries, Inc.	2,510,036
77,867	WillScot Mobile Mini Holdings Corp. (a)	2,705,878
		5,215,914

	Construction Materials — 0.3%
9,416	Eagle Materials, Inc.	1,396,958

	Consumer Finance — 0.4%
105,254	SLM Corp.	1,931,411

	Containers & Packaging — 0.5%
33,811	Sealed Air Corp.	2,005,668

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.3%
30,991	Iridium Communications, Inc. (a)	$1,256,685

	Electrical Equipment — 0.6%
102,529	Vertiv Holdings Co.	2,632,945

	Electronic Equipment, Instruments & Components — 0.3%
20,823	II-VI, Inc. (a)	1,260,000

	Entertainment — 0.8%
57,790	Warner Music Group Corp., Class A	2,860,027
82,074	Zynga, Inc., Class A (a)	605,706
		3,465,733

	Equity Real Estate Investment Trusts — 7.3%
32,423	American Homes 4 Rent, Class A	1,316,374
83,784	Brixmor Property Group, Inc.	1,963,897
8,914	CoreSite Realty Corp.	1,269,888
38,234	CubeSmart	2,103,252
15,966	CyrusOne, Inc.	1,309,531
7,411	EastGroup Properties, Inc.	1,465,748
10,467	Federal Realty Investment Trust	1,259,704
11,868	First Industrial Realty Trust, Inc.	691,074
13,343	Gaming and Leisure Properties, Inc.	647,002
13,356	Innovative Industrial Properties, Inc.	3,513,830
71,056	Iron Mountain, Inc.	3,242,996
16,328	Lamar Advertising Co., Class A	1,848,330
16,145	Life Storage, Inc.	2,160,363
35,090	National Storage Affiliates Trust	2,191,721
3,943	PS Business Parks, Inc.	700,671
21,761	Rexford Industrial Realty, Inc.	1,462,339
22,132	Ryman Hospitality Properties, Inc. (a)	1,893,171
17,179	Safehold, Inc.	1,283,271
31,465	STAG Industrial, Inc.	1,369,671
9,776	Terreno Realty Corp.	714,919
		32,407,752

	Food Products — 0.8%
34,353	Darling Ingredients, Inc. (a)	2,903,516
4,333	Freshpet, Inc. (a)	675,558
		3,579,074

	Health Care Equipment & Supplies — 3.8%
32,236	Globus Medical, Inc., Class A (a)	2,487,652
7,619	Inari Medical, Inc. (a)	689,672
27,051	Integra LifeSciences Holdings Corp. (a)	1,797,809
14,229	Neogen Corp. (a)	602,029
4,638	Penumbra, Inc. (a)	1,282,639

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
17,498	Quidel Corp. (a)	$2,323,209
14,997	Shockwave Medical, Inc. (a)	3,204,859
14,413	STAAR Surgical Co. (a)	1,707,364
20,690	Tandem Diabetes Care, Inc. (a)	2,820,668
		16,915,901

	Health Care Providers & Services — 4.5%
38,726	Acadia Healthcare Co., Inc. (a)	2,401,012
26,906	AMN Healthcare Services, Inc. (a)	2,655,622
33,910	Apollo Medical Holdings, Inc. (a) (b)	2,327,243
21,245	DaVita, Inc. (a)	2,193,334
8,253	Ensign Group (The), Inc.	643,817
4,942	Guardant Health, Inc. (a)	577,176
44,106	Progyny, Inc. (a)	2,709,432
28,080	R1 RCM, Inc. (a)	609,336
51,214	Select Medical Holdings Corp.	1,701,329
14,596	Surgery Partners, Inc. (a)	600,479
46,468	Tenet Healthcare Corp. (a)	3,329,897
		19,748,677

	Health Care Technology — 1.2%
10,607	Inspire Medical Systems, Inc. (a)	2,859,435
12,479	Omnicell, Inc. (a)	2,223,134
		5,082,569

	Hotels, Restaurants & Leisure — 3.0%
39,043	Boyd Gaming Corp. (a)	2,490,163
10,287	Churchill Downs, Inc.	2,366,010
8,527	Penn National Gaming, Inc. (a)	610,533
37,167	Scientific Games Corp. (a)	2,975,218
20,283	Texas Roadhouse, Inc.	1,801,333
22,669	Travel + Leisure Co.	1,231,833
11,301	Wingstop, Inc.	1,949,084
		13,424,174

	Household Durables — 1.1%
57,246	Sonos, Inc. (a)	1,867,365
66,526	Tempur Sealy International, Inc.	2,958,411
		4,825,776

	Insurance — 0.5%
12,317	RLI Corp.	1,334,054
7,955	Trupanion, Inc. (a)	814,592
		2,148,646

	Interactive Media & Services — 1.1%
21,173	Ziff Davis, Inc. (a)	2,715,861

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services (Continued)
30,274	ZoomInfo Technologies, Inc., Class A (a)	$2,035,018
		4,750,879

	Internet & Direct Marketing Retail — 0.3%
18,133	Chewy, Inc., Class A (a)	1,374,481

	IT Services — 1.0%
8,869	GoDaddy, Inc., Class A (a)	613,469
7,527	Jack Henry & Associates, Inc.	1,253,095
7,971	Shift4 Payments, Inc., Class A (a)	503,209
19,805	TTEC Holdings, Inc.	1,869,394
		4,239,167

	Leisure Products — 1.8%
25,926	Brunswick Corp.	2,413,451
22,367	Callaway Golf Co. (a)	605,028
99,810	Mattel, Inc. (a)	2,176,856
28,825	YETI Holdings, Inc. (a)	2,834,362
		8,029,697

	Life Sciences Tools & Services — 2.8%
31,624	Bruker Corp.	2,539,407
13,050	Medpace Holdings, Inc. (a)	2,956,478
25,622	NeoGenomics, Inc. (a)	1,178,612
10,684	Repligen Corp. (a)	3,103,702
28,235	Syneos Health, Inc. (a)	2,635,455
		12,413,654

	Machinery — 2.8%
16,156	Chart Industries, Inc. (a)	2,868,013
8,833	Graco, Inc.	664,065
14,485	Middleby (The) Corp. (a)	2,642,643
5,820	RBC Bearings, Inc. (a)	1,361,473
12,678	Toro (The) Co.	1,210,369
18,368	Watts Water Technologies, Inc., Class A	3,490,287
		12,236,850

	Media — 0.9%
29,828	Altice USA, Inc., Class A (a)	486,197
340	Cable One, Inc.	581,811
20,318	Nexstar Media Group, Inc., Class A	3,046,278
		4,114,286

	Metals & Mining — 1.5%
63,086	Alcoa Corp.	2,898,802
155,851	Cleveland-Cliffs, Inc. (a)	3,757,567
		6,656,369

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.4%
39,189	AGNC Investment Corp.	$623,889
11,555	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	697,922
25,320	Starwood Property Trust, Inc.	644,900
		1,966,711

	Multiline Retail — 0.3%
46,690	Nordstrom, Inc. (a)	1,341,404

	Oil, Gas & Consumable Fuels — 4.4%
177,778	Antero Midstream Corp.	1,891,558
164,137	Antero Resources Corp. (a)	3,261,402
144,070	APA Corp.	3,776,075
32,613	Diamondback Energy, Inc.	3,495,787
93,901	Ovintiv, Inc.	3,523,166
62,739	Targa Resources Corp.	3,429,941
		19,377,929

	Paper & Forest Products — 0.7%
50,308	Louisiana-Pacific Corp.	2,964,650

	Personal Products — 0.6%
157,258	Coty, Inc., Class A (a)	1,333,548
29,141	Herbalife Nutrition Ltd. (a)	1,352,142
		2,685,690

	Pharmaceuticals — 0.3%
15,039	Arvinas, Inc. (a)	1,302,077

	Professional Services — 0.7%
16,372	Exponent, Inc.	1,879,506
27,426	Upwork, Inc. (a)	1,292,313
		3,171,819

	Real Estate Management & Development — 1.1%
77,632	eXp World Holdings, Inc.	4,005,811
12,337	Redfin Corp. (a)	633,382
		4,639,193

	Road & Rail — 2.6%
4,783	AMERCO	3,525,023
26,500	Avis Budget Group, Inc. (a)	4,592,715
10,378	Saia, Inc. (a)	3,244,578
		11,362,316

	Semiconductors & Semiconductor Equipment — 5.4%
123,744	Amkor Technology, Inc.	2,712,468
30,165	Brooks Automation, Inc.	3,512,714
14,997	Cirrus Logic, Inc. (a)	1,211,908
19,406	First Solar, Inc. (a)	2,320,764
38,206	Lattice Semiconductor Corp. (a)	2,653,025

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
38,076	MACOM Technology Solutions Holdings, Inc. (a)	$2,658,466
8,189	MKS Instruments, Inc.	1,228,759
31,189	Power Integrations, Inc.	3,219,017
4,410	Silicon Laboratories, Inc. (a)	832,432
27,250	SunPower Corp. (a) (b)	917,235
13,743	Synaptics, Inc. (a)	2,673,975
		23,940,763

	Software — 11.0%
20,282	Anaplan, Inc. (a)	1,322,589
29,733	Asana, Inc., Class A (a)	4,037,741
10,600	Avalara, Inc. (a)	1,904,184
8,584	Black Knight, Inc. (a)	601,824
10,461	Blackline, Inc. (a)	1,327,187
26,945	Digital Turbine, Inc. (a)	2,318,887
7,021	Dolby Laboratories, Inc., Class A	620,305
63,396	Dropbox, Inc., Class A (a)	1,932,944
13,972	Duck Creek Technologies, Inc. (a)	440,118
16,578	Elastic N.V. (a)	2,876,449
12,264	Everbridge, Inc. (a)	1,953,778
20,948	LivePerson, Inc. (a)	1,079,031
34,722	Mandiant, Inc. (a)	605,552
12,106	Manhattan Associates, Inc. (a)	2,197,723
1,069	MicroStrategy, Inc., Class A (a)	764,399
17,386	nCino, Inc. (a)	1,263,267
31,861	NCR Corp. (a)	1,259,784
25,810	New Relic, Inc. (a)	2,094,740
65,515	Nutanix, Inc., Class A (a)	2,247,820
8,809	Paylocity Holding Corp. (a)	2,687,978
4,862	Pegasystems, Inc.	577,217
21,855	Rapid7, Inc. (a)	2,813,831
17,944	Smartsheet, Inc., Class A (a)	1,238,315
40,149	Tenable Holdings, Inc. (a)	2,137,934
53,835	Teradata Corp. (a)	3,044,908
30,444	Varonis Systems, Inc. (a)	1,970,945
21,903	Workiva, Inc. (a)	3,275,594
		48,595,044

	Specialty Retail — 4.6%
47,866	American Eagle Outfitters, Inc.	1,136,339
25,778	Dick’s Sporting Goods, Inc.	3,201,885
10,478	Five Below, Inc. (a)	2,067,309
25,561	Floor & Decor Holdings, Inc., Class A (a)	3,474,251
7,037	GameStop Corp., Class A (a) (b)	1,291,360
54,384	National Vision Holdings, Inc. (a)	3,352,230
3,704	RH (a)	2,443,270
17,411	Williams-Sonoma, Inc.	3,233,745
		20,200,389

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.6%
98,170	Pure Storage, Inc., Class A (a)	$2,636,846

	Textiles, Apparel & Luxury Goods — 2.3%
21,519	Crocs, Inc. (a)	3,474,243
6,857	Deckers Outdoor Corp. (a)	2,710,641
50,040	Tapestry, Inc.	1,950,559
91,797	Under Armour, Inc., Class A (a)	2,015,862
		10,151,305

	Trading Companies & Distributors — 1.3%
15,479	SiteOne Landscape Supply, Inc. (a)	3,636,946
77,770	Univar Solutions, Inc. (a)	1,989,356
		5,626,302

	Water Utilities — 0.4%
40,200	Essential Utilities, Inc.	1,892,214
	Total Common Stocks — 100.0%	441,397,403
	(Cost $373,378,342)

	Money Market Funds — 0.4%
1,807,642	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,807,642
	(Cost $1,807,642)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$2,354,146	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $2,354,152. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $2,403,676. (d)	2,354,146
	(Cost $2,354,146)

	Total Investments — 100.9%	445,559,191
	(Cost $377,540,130) (e)
	Net Other Assets and Liabilities — (0.9)%	(4,175,090)
	Net Assets — 100.0%	$441,384,101

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,999,658 and the total value of the collateral held by the Fund is $4,161,788.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $75,739,745 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,720,684. The net unrealized appreciation was $68,019,061.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$441,397,403	$441,397,403	$—	$—
Money Market Funds	1,807,642	1,807,642	—	—
Repurchase Agreements	2,354,146	—	2,354,146	—
Total Investments	$445,559,191	$443,205,045	$2,354,146	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.6%
18,962	Maxar Technologies, Inc.	$503,441
5,556	Mercury Systems, Inc. (a)	286,356
3,456	Moog, Inc., Class A	261,032
7,803	Parsons Corp. (a)	270,296
		1,321,125

	Air Freight & Logistics — 1.4%
41,615	Air Transport Services Group, Inc. (a)	1,035,798
16,436	Atlas Air Worldwide Holdings, Inc. (a)	1,333,288
7,811	Hub Group, Inc., Class A (a)	613,710
		2,982,796

	Airlines — 0.4%
21,769	SkyWest, Inc. (a)	936,720

	Auto Components — 1.5%
48,294	Dana, Inc.	1,071,644
2,783	Dorman Products, Inc. (a)	290,489
5,870	LCI Industries	819,687
12,894	Patrick Industries, Inc.	1,004,572
		3,186,392

	Automobiles — 0.5%
14,826	Winnebago Industries, Inc.	1,003,572

	Banks — 13.4%
36,898	Associated Banc-Corp.	822,088
21,449	Atlantic Union Bankshares Corp.	769,376
4,383	BancFirst Corp.	284,939
18,899	BankUnited, Inc.	766,543
14,317	Banner Corp.	826,950
36,067	Cadence Bank	1,046,664
12,976	Cathay General Bancorp	547,457
14,137	Columbia Banking System, Inc.	482,496
3,850	Community Bank System, Inc.	275,930
26,363	CVB Financial Corp.	527,787
9,340	Eagle Bancorp, Inc.	528,551
12,978	Eastern Bankshares, Inc.	269,553
5,819	Enterprise Financial Services Corp.	273,609
68,015	F.N.B. Corp.	792,375
6,144	FB Financial Corp.	278,508
40,839	First BanCorp	557,452
33,761	First Financial Bancorp	802,837
18,297	First Hawaiian, Inc.	504,814
13,338	First Interstate BancSystem, Inc., Class A	554,461
12,835	First Merchants Corp.	533,679
51,723	Fulton Financial Corp.	832,740
16,772	Hancock Whitney Corp.	829,879
22,339	Heartland Financial USA, Inc.	1,119,631
41,095	Hilltop Holdings, Inc.	1,456,407
22,822	Home BancShares, Inc.	542,251
54,732	Hope Bancorp, Inc.	798,540

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
3,460	Independent Bank Corp.	$292,370
7,560	Independent Bank Group, Inc.	546,512
18,980	International Bancshares Corp.	804,752
21,882	NBT Bancorp, Inc.	802,851
63,367	Old National Bancorp	1,082,308
2,160	Park National Corp.	277,754
21,923	Renasant Corp.	820,139
17,250	Sandy Spring Bancorp, Inc.	818,685
7,791	Seacoast Banking Corp. of Florida	283,826
26,738	Simmons First National Corp., Class A	799,199
13,167	Texas Capital Bancshares, Inc. (a)	797,920
25,406	TowneBank	800,797
33,335	Trustmark Corp.	1,060,386
16,362	United Community Banks, Inc.	570,052
31,516	WesBanco, Inc.	1,095,811
4,682	Westamerica BanCorp	261,068
9,834	Wintrust Financial Corp.	870,309
		29,010,256

	Biotechnology — 1.9%
26,815	Emergent BioSolutions, Inc. (a)	1,278,271
82,240	Ironwood Pharmaceuticals, Inc. (a)	1,050,205
147,130	OPKO Health, Inc. (a) (b)	557,623
30,299	Sage Therapeutics, Inc. (a)	1,222,867
		4,108,966

	Building Products — 0.6%
18,031	Cornerstone Building Brands, Inc. (a)	258,024
3,783	Gibraltar Industries, Inc. (a)	246,500
31,575	JELD-WEN Holding, Inc. (a)	865,471
		1,369,995

	Capital Markets — 1.6%
41,105	Brightsphere Investment Group, Inc.	1,232,328
24,318	Federated Hermes, Inc.	810,032
84,919	Golub Capital BDC, Inc. (b)	1,348,514
		3,390,874

	Chemicals — 2.7%
36,057	GCP Applied Technologies, Inc. (a)	815,249
8,318	H.B. Fuller Co.	586,502
11,073	Ingevity Corp. (a)	862,698
6,376	Innospec, Inc.	577,729
43,274	Kronos Worldwide, Inc.	563,860
15,379	Minerals Technologies, Inc.	1,090,986
1,585	NewMarket Corp.	538,916
6,999	Stepan Co.	840,020
		5,875,960

	Commercial Services & Supplies — 2.3%
11,931	ABM Industries, Inc.	525,083

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
10,593	Brady Corp., Class A	$551,789
36,385	BrightView Holdings, Inc. (a)	577,066
22,022	Deluxe Corp.	785,525
15,543	Harsco Corp. (a)	265,785
10,542	Healthcare Services Group, Inc.	202,301
21,524	HNI Corp.	804,998
48,221	KAR Auction Services, Inc. (a)	707,402
2,526	UniFirst Corp.	500,047
		4,919,996

	Communications Equipment — 0.5%
19,928	NetScout Systems, Inc. (a)	539,252
9,752	Viasat, Inc. (a)	582,097
		1,121,349

	Construction & Engineering — 1.5%
15,752	Arcosa, Inc.	814,851
7,529	Comfort Systems USA, Inc.	688,678
3,698	Dycom Industries, Inc. (a)	293,695
54,820	Primoris Services Corp.	1,477,399
		3,274,623

	Consumer Finance — 2.4%
27,250	Encore Capital Group, Inc. (a)	1,472,045
3,010	FirstCash, Inc.	266,295
16,942	Nelnet, Inc., Class A	1,399,917
25,489	PRA Group, Inc. (a)	1,092,968
25,568	PROG Holdings, Inc.	1,034,226
		5,265,451

	Containers & Packaging — 0.7%
16,626	Greif, Inc., Class A	1,075,370
37,633	O-I Glass, Inc. (a)	491,110
		1,566,480

	Diversified Consumer Services — 1.5%
20,903	Adtalem Global Education, Inc. (a)	771,948
2,279	Graham Holdings Co., Class B	1,335,152
15,236	Strategic Education, Inc.	1,039,247
		3,146,347

	Diversified Financial Services — 0.7%
43,155	Cannae Holdings, Inc. (a)	1,471,586

	Diversified Telecommunication Services — 0.5%
81,863	Liberty Latin America Ltd., Class C (a)	984,812

	Electric Utilities — 0.9%
18,045	ALLETE, Inc.	1,110,489

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
3,583	MGE Energy, Inc.	$271,914
9,596	Otter Tail Corp.	595,048
		1,977,451

	Electrical Equipment — 1.3%
14,156	Encore Wire Corp.	1,897,753
76,583	GrafTech International Ltd.	819,438
		2,717,191

	Electronic Equipment, Instruments & Components — 3.9%
36,316	Avnet, Inc.	1,384,003
4,521	Belden, Inc.	272,210
5,962	Insight Enterprises, Inc. (a)	564,601
42,174	Knowles Corp. (a)	878,906
25,543	Methode Electronics, Inc.	1,074,594
2,779	OSI Systems, Inc. (a)	258,753
6,006	Plexus Corp. (a)	524,444
34,835	Sanmina Corp. (a)	1,315,021
85,447	TTM Technologies, Inc. (a)	1,131,318
53,464	Vishay Intertechnology, Inc.	1,027,578
		8,431,428

	Energy Equipment & Services — 1.0%
9,613	Helmerich & Payne, Inc.	298,387
59,671	Patterson-UTI Energy, Inc.	510,784
354,241	Transocean Ltd. (a)	1,250,471
		2,059,642

	Equity Real Estate Investment Trusts — 4.5%
100,042	Brandywine Realty Trust	1,325,556
9,765	Corporate Office Properties Trust	264,827
10,140	Equity Commonwealth (a)	262,930
33,522	Global Net Lease, Inc.	537,022
10,030	Hudson Pacific Properties, Inc.	258,273
31,104	Industrial Logistics Properties Trust	873,711
84,239	Lexington Realty Trust	1,227,362
24,940	LTC Properties, Inc.	794,588
14,772	National Health Investors, Inc.	794,438
87,912	Paramount Group, Inc.	745,494
14,952	Physicians Realty Trust	284,238
45,343	Piedmont Office Realty Trust, Inc., Class A	805,292
26,028	PotlatchDeltic Corp.	1,360,484
17,898	Sabra Health Care REIT, Inc.	253,257
		9,787,472

	Food & Staples Retailing — 1.2%
24,898	Grocery Outlet Holding Corp. (a)	552,487
3,398	PriceSmart, Inc.	244,486
46,355	Sprouts Farmers Market, Inc. (a)	1,026,300

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
16,324	United Natural Foods, Inc. (a)	$708,298
		2,531,571

	Food Products — 1.5%
17,967	B&G Foods, Inc. (b)	528,948
41,669	Fresh Del Monte Produce, Inc.	1,395,495
30,917	Hostess Brands, Inc. (a)	584,640
19,818	TreeHouse Foods, Inc. (a)	716,223
		3,225,306

	Gas Utilities — 2.7%
2,195	Chesapeake Utilities Corp.	287,699
7,568	New Jersey Resources Corp.	286,146
23,354	Northwest Natural Holding Co.	1,053,032
12,473	ONE Gas, Inc.	839,433
50,521	South Jersey Industries, Inc.	1,149,858
16,060	Southwest Gas Holdings, Inc.	1,112,155
17,556	Spire, Inc.	1,101,814
		5,830,137

	Health Care Equipment & Supplies — 0.2%
8,442	Avanos Medical, Inc. (a)	266,261
2,949	Integer Holdings Corp. (a)	265,469
		531,730

	Health Care Providers & Services — 0.1%
8,741	Patterson Cos., Inc.	273,244

	Hotels, Restaurants & Leisure — 0.6%
10,950	Brinker International, Inc. (a)	459,462
5,653	Cracker Barrel Old Country Store, Inc.	752,810
		1,212,272

	Household Durables — 5.6%
1,114	Cavco Industries, Inc. (a)	267,783
21,849	Century Communities, Inc.	1,465,194
6,843	iRobot Corp. (a)	570,843
34,495	KB Home	1,384,974
33,324	La-Z-Boy, Inc.	1,107,690
28,737	M.D.C. Holdings, Inc.	1,407,538
23,226	M/I Homes, Inc. (a)	1,329,921
13,840	Meritage Homes Corp. (a)	1,504,547
52,078	Taylor Morrison Home Corp. (a)	1,589,941
63,872	Tri Pointe Homes, Inc. (a)	1,545,064
		12,173,495

	Household Products — 0.7%
24,979	Central Garden & Pet Co., Class A (a)	1,154,030

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
2,753	Spectrum Brands Holdings, Inc.	$258,094
		1,412,124

	Independent Power and Renewable Electricity Producers — 0.1%
3,955	Ormat Technologies, Inc.	286,065

	Insurance — 5.9%
45,402	American Equity Investment Life Holding Co.	1,446,962
5,045	Argo Group International Holdings Ltd.	277,979
22,946	Assured Guaranty Ltd.	1,275,339
5,826	Brighthouse Financial, Inc. (a)	292,640
57,033	CNO Financial Group, Inc.	1,376,777
358,019	Genworth Financial, Inc., Class A (a)	1,471,458
26,994	Horace Mann Educators Corp.	1,057,625
24,117	Mercury General Corp.	1,314,135
144,986	SiriusPoint Ltd. (a)	1,362,868
21,222	Stewart Information Services Corp.	1,510,370
1,255	White Mountains Insurance Group Ltd.	1,324,012
		12,710,165

	Internet & Direct Marketing Retail — 0.1%
3,382	Overstock.com, Inc. (a)	322,068

	IT Services — 0.7%
5,466	CSG Systems International, Inc.	273,573
80,250	SolarWinds Corp.	1,292,025
		1,565,598

	Leisure Products — 0.2%
7,675	Malibu Boats, Inc., Class A (a)	541,932

	Machinery — 3.5%
3,848	Alamo Group, Inc.	581,818
6,987	Albany International Corp., Class A	563,502
9,702	Altra Industrial Motion Corp.	505,959
12,870	Barnes Group, Inc.	539,768
6,822	Federal Signal Corp.	292,050
3,300	Franklin Electric Co., Inc.	285,054
12,591	Hillenbrand, Inc.	572,387
23,089	Kennametal, Inc.	917,788
37,086	Meritor, Inc. (a)	902,673
26,133	Mueller Industries, Inc.	1,375,641
17,309	Mueller Water Products, Inc., Class A	284,041
3,956	Proto Labs, Inc. (a)	236,608
4,928	SPX Corp. (a)	286,267
3,564	Tennant Co.	283,195
		7,626,751

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Marine — 0.4%
16,480	Kirby Corp. (a)	$863,717

	Media — 1.9%
23,055	AMC Networks, Inc., Class A (a)	917,358
58,834	Gray Television, Inc.	1,379,069
10,287	John Wiley & Sons, Inc., Class A	557,247
68,082	TEGNA, Inc.	1,338,492
		4,192,166

	Metals & Mining — 1.5%
174,078	Coeur Mining, Inc. (a)	1,101,914
35,261	Commercial Metals Co.	1,134,699
20,379	Worthington Industries, Inc.	1,106,987
		3,343,600

	Mortgage Real Estate Investment Trusts — 3.7%
72,425	Apollo Commercial Real Estate Finance, Inc.	1,096,514
90,410	Chimera Investment Corp.	1,411,300
293,780	MFA Financial, Inc.	1,324,948
315,157	New York Mortgage Trust, Inc.	1,383,539
68,185	PennyMac Mortgage Investment Trust	1,373,928
211,762	Two Harbors Investment Corp.	1,359,512
		7,949,741

	Multiline Retail — 0.6%
30,962	Big Lots, Inc.	1,370,069

	Multi-Utilities — 1.0%
27,455	Avista Corp.	1,092,983
18,745	NorthWestern Corp.	1,065,841
		2,158,824

	Oil, Gas & Consumable Fuels — 4.0%
32,745	California Resources Corp. (a)	1,510,527
42,553	CNX Resources Corp. (a)	621,699
105,923	Equitrans Midstream Corp.	1,092,066
10,549	Murphy Oil Corp.	293,579
13,503	Oasis Petroleum, Inc.	1,628,462
21,395	Renewable Energy Group, Inc. (a)	1,369,280
22,984	Whiting Petroleum Corp. (a)	1,496,948
23,508	World Fuel Services Corp.	717,699
		8,730,260

	Personal Products — 1.2%
21,773	Edgewell Personal Care Co.	761,837
33,174	Nu Skin Enterprises, Inc., Class A	1,331,936
5,826	USANA Health Sciences, Inc. (a)	565,472
		2,659,245

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 0.3%
9,571	Prestige Consumer Healthcare, Inc. (a)	$574,164

	Professional Services — 0.6%
8,146	CBIZ, Inc. (a)	299,040
2,951	ICF International, Inc.	296,546
7,074	ManTech International Corp., Class A	609,920
		1,205,506

	Real Estate Management & Development — 0.9%
13,222	Marcus & Millichap, Inc. (a)	622,756
76,544	Realogy Holdings Corp. (a)	1,325,742
		1,948,498

	Road & Rail — 2.1%
13,136	ArcBest Corp.	1,180,270
12,985	Ryder System, Inc.	1,103,076
47,233	Schneider National, Inc., Class B	1,177,991
24,261	Werner Enterprises, Inc.	1,099,508
		4,560,845

	Semiconductors & Semiconductor Equipment — 0.1%
7,057	FormFactor, Inc. (a)	280,727

	Specialty Retail — 3.3%
4,017	Asbury Automotive Group, Inc. (a)	786,167
13,817	Camping World Holdings, Inc., Class A	514,683
7,146	Group 1 Automotive, Inc.	1,284,851
4,726	Murphy USA, Inc.	770,102
13,373	ODP (The) Corp. (a)	579,051
46,906	Sally Beauty Holdings, Inc. (a)	715,786
20,444	Sonic Automotive, Inc., Class A	1,010,547
45,221	Urban Outfitters, Inc. (a)	1,443,906
		7,105,093

	Technology Hardware, Storage & Peripherals — 0.4%
21,613	Super Micro Computer, Inc. (a)	764,884

	Thrifts & Mortgage Finance — 3.0%
22,928	Capitol Federal Financial, Inc.	278,117
32,611	Mr. Cooper Group, Inc. (a)	1,429,666
59,379	NMI Holdings, Inc., Class A (a)	1,441,722
59,514	Northwest Bancshares, Inc.	821,293
33,674	Provident Financial Services, Inc.	833,768
15,653	Washington Federal, Inc.	553,490
20,933	WSFS Financial Corp.	1,084,539
		6,442,595

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 3.8%
5,958	Applied Industrial Technologies, Inc.	$580,786
16,548	Beacon Roofing Supply, Inc. (a)	874,893
24,872	Boise Cascade Co.	1,408,252
8,825	GATX Corp.	837,051
24,522	GMS, Inc. (a)	1,214,575
10,984	McGrath RentCorp	792,386
23,784	Rush Enterprises, Inc., Class A	1,238,671
20,638	Triton International Ltd.	1,283,477
		8,230,091

	Water Utilities — 0.1%
3,989	SJW Group	262,955

	Wireless Telecommunication Services — 1.6%
34,010	Shenandoah Telecommunications Co.	940,037
68,849	Telephone and Data Systems, Inc.	1,290,230
42,100	United States Cellular Corp. (a)	1,286,997
		3,517,264
	Total Common Stocks — 99.9%	216,313,186
	(Cost $213,151,568)

	Money Market Funds — 0.4%
839,658	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	839,658
	(Cost $839,658)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$1,093,512	BNP Paribas S.A., 0.03% (c), dated 10/29/21, due 11/01/21, with a maturity value of $1,093,514. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $1,116,518. (d)	1,093,512
	(Cost $1,093,512)

	Total Investments — 100.8%	218,246,356
	(Cost $215,084,738) (e)
	Net Other Assets and Liabilities — (0.8)%	(1,674,098)
	Net Assets — 100.0%	$216,572,258

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,889,349 and the total value of the collateral held by the Fund is $1,933,170.
(c)	Rate shown reflects yield as of October 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,569,482 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,407,864. The net unrealized appreciation was $3,161,618.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$216,313,186	$216,313,186	$—	$—
Money Market Funds	839,658	839,658	—	—
Repurchase Agreements	1,093,512	—	1,093,512	—
Total Investments	$218,246,356	$217,152,844	$1,093,512	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.2%
4,804	AeroVironment, Inc. (a)	$428,084
18,592	Kratos Defense & Security Solutions, Inc. (a)	397,683
		825,767

	Airlines — 0.1%
15,990	Spirit Airlines, Inc. (a)	349,382

	Auto Components — 1.5%
40,797	Adient PLC (a)	1,697,971
26,119	Gentherm, Inc. (a)	1,923,142
22,291	XPEL, Inc. (a) (b)	1,691,887
		5,313,000

	Banks — 3.7%
32,596	Ameris Bancorp	1,707,704
26,576	Live Oak Bancshares, Inc.	2,370,048
40,807	Pacific Premier Bancorp, Inc.	1,713,486
21,735	ServisFirst Bancshares, Inc.	1,745,538
7,320	Silvergate Capital Corp., Class A (a)	1,146,458
21,111	Triumph Bancorp, Inc. (a)	2,476,320
42,964	Veritex Holdings, Inc.	1,759,376
		12,918,930

	Beverages — 0.5%
4,291	Coca-Cola Consolidated, Inc.	1,722,407

	Biotechnology — 6.7%
54,531	Alector, Inc. (a)	1,185,504
11,448	ALX Oncology Holdings, Inc. (a)	641,546
88,538	Amicus Therapeutics, Inc. (a)	929,649
60,620	Arcus Biosciences, Inc. (a)	2,027,133
57,691	Avid Bioservices, Inc. (a)	1,769,960
117,682	BioCryst Pharmaceuticals, Inc. (a)	1,756,992
39,152	Celldex Therapeutics, Inc. (a)	1,665,526
59,145	Cytokinetics, Inc. (a)	2,064,752
12,208	Deciphera Pharmaceuticals, Inc. (a)	407,625
20,576	Dicerna Pharmaceuticals, Inc. (a)	428,186
10,096	Editas Medicine, Inc. (a)	370,725
16,279	Global Blood Therapeutics, Inc. (a)	594,509
35,986	Kymera Therapeutics, Inc. (a)	2,118,856
19,809	MacroGenics, Inc. (a)	386,870
21,971	Morphic Holding, Inc. (a)	1,263,332
38,539	Myriad Genetics, Inc. (a)	1,185,845
87,384	Organogenesis Holdings, Inc. (a)	959,476
29,677	Prothena Corp. PLC (a)	1,642,622
11,147	PTC Therapeutics, Inc. (a)	422,806
18,202	Veracyte, Inc. (a)	871,512
17,328	Vericel Corp. (a)	797,435
		23,490,861

	Building Products — 0.7%
6,349	AAON, Inc.	454,906

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
13,244	CSW Industrials, Inc.	$1,835,883
		2,290,789

	Capital Markets — 5.4%
25,435	Artisan Partners Asset Management, Inc., Class A	1,260,050
28,643	B. Riley Financial, Inc.	2,052,557
14,854	Cohen & Steers, Inc.	1,409,496
32,292	Focus Financial Partners, Inc., Class A (a)	2,029,875
4,889	Hamilton Lane, Inc., Class A	510,949
34,167	Moelis & Co., Class A	2,485,308
15,268	Piper Sandler Cos.	2,514,487
21,376	PJT Partners, Inc., Class A	1,748,343
49,574	StepStone Group, Inc., Class A	2,328,987
16,977	Virtu Financial, Inc., Class A	422,388
6,813	Virtus Investment Partners, Inc.	2,180,160
		18,942,600

	Chemicals — 0.6%
73,174	Livent Corp. (a)	2,064,970

	Commercial Services & Supplies — 0.8%
13,356	Brink’s (The) Co.	919,961
16,387	Casella Waste Systems, Inc., Class A (a)	1,421,081
4,778	Cimpress PLC (a)	426,771
		2,767,813

	Communications Equipment — 1.1%
42,764	Calix, Inc. (a)	2,676,599
49,855	Infinera Corp. (a)	378,399
53,718	Viavi Solutions, Inc. (a)	827,257
		3,882,255

	Construction & Engineering — 1.3%
28,943	Ameresco, Inc., Class A (a)	2,377,089
21,246	MYR Group, Inc. (a)	2,170,279
		4,547,368

	Construction Materials — 0.4%
38,921	Summit Materials, Inc., Class A (a)	1,387,534

	Consumer Finance — 1.6%
74,852	LendingClub Corp. (a)	3,440,198
107,139	Navient Corp.	2,110,638
		5,550,836

	Containers & Packaging — 0.6%
63,053	Ranpak Holdings Corp. (a)	2,172,806

	Diversified Consumer Services — 0.2%
12,356	2U, Inc. (a)	364,996

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
43,893	Vivint Smart Home, Inc. (a)	$398,110
		763,106

	Diversified Telecommunication Services — 0.5%
4,596	Bandwidth, Inc., Class A (a)	391,947
745,135	Globalstar, Inc. (a)	1,229,473
		1,621,420

	Electrical Equipment — 1.3%
24,319	Atkore, Inc. (a)	2,298,875
14,498	Blink Charging Co. (a) (c)	461,036
12,603	Vicor Corp. (a)	1,910,489
		4,670,400

	Electronic Equipment, Instruments & Components — 1.2%
9,634	Advanced Energy Industries, Inc.	884,594
12,305	Badger Meter, Inc.	1,258,186
14,715	nLight, Inc. (a)	413,786
6,742	PAR Technology Corp. (a)	423,532
6,672	Rogers Corp. (a)	1,341,873
		4,321,971

	Entertainment — 0.4%
21,593	Cinemark Holdings, Inc. (a)	405,948
15,028	World Wrestling Entertainment, Inc., Class A	918,061
		1,324,009

	Equity Real Estate Investment Trusts — 5.4%
41,429	Acadia Realty Trust	885,752
20,413	CareTrust REIT, Inc.	423,570
43,893	DiamondRock Hospitality Co. (a)	396,793
140,221	DigitalBridge Group, Inc. (a)	939,481
20,077	Easterly Government Properties, Inc.	422,219
41,354	Empire State Realty Trust, Inc., Class A	400,307
30,283	Essential Properties Realty Trust, Inc.	902,131
15,443	Four Corners Property Trust, Inc.	447,847
61,147	Independence Realty Trust, Inc.	1,444,904
67,427	iStar, Inc. (c)	1,701,857
41,527	Kite Realty Group Trust	842,998
74,468	Macerich (The) Co.	1,347,126
20,110	NexPoint Residential Trust, Inc.	1,424,190
49,380	Outfront Media, Inc.	1,229,068
48,538	Retail Opportunity Investments Corp.	862,520
75,427	Service Properties Trust	812,349
80,593	SITE Centers Corp.	1,280,623

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
51,873	Tanger Factory Outlet Centers, Inc. (c)	$871,466
100,595	Uniti Group, Inc.	1,439,514
46,177	Urban Edge Properties	809,483
		18,884,198

	Food Products — 0.6%
49,032	Simply Good Foods (The) Co. (a)	1,944,119

	Gas Utilities — 0.4%
376,881	Macquarie Infrastructure Holdings LLC	1,390,691

	Health Care Equipment & Supplies — 3.5%
12,156	AtriCure, Inc. (a)	912,429
19,116	Axonics, Inc. (a)	1,402,159
19,979	BioLife Solutions, Inc. (a)	1,061,884
12,634	Cardiovascular Systems, Inc. (a)	443,201
9,512	CONMED Corp.	1,391,415
25,427	CryoPort, Inc. (a)	2,073,318
8,176	Heska Corp. (a)	1,827,581
9,626	Inogen, Inc. (a)	381,671
48,457	Lantheus Holdings, Inc. (a)	1,133,409
17,102	Outset Medical, Inc. (a)	911,023
15,366	Silk Road Medical, Inc. (a)	902,138
		12,440,228

	Health Care Providers & Services — 4.5%
9,835	Accolade, Inc. (a)	391,335
17,810	AdaptHealth Corp. (a)	485,322
111,020	Agiliti, Inc. (a)	2,503,501
6,238	Castle Biosciences, Inc. (a)	388,939
72,268	Community Health Systems, Inc. (a)	946,711
11,352	CorVel Corp. (a)	2,079,913
18,801	Fulgent Genetics, Inc. (a) (c)	1,558,979
11,639	ModivCare, Inc. (a)	1,894,480
87,133	Option Care Health, Inc. (a)	2,381,345
13,254	Owens & Minor, Inc.	475,553
57,698	RadNet, Inc. (a)	1,793,831
7,646	US Physical Therapy, Inc.	824,698
		15,724,607

	Health Care Technology — 1.5%
63,241	Allscripts Healthcare Solutions, Inc. (a)	871,461
68,189	Evolent Health, Inc., Class A (a)	1,995,892
20,611	GoodRx Holdings, Inc., Class A (a)	919,251
8,295	Health Catalyst, Inc. (a)	436,649
13,706	Phreesia, Inc. (a)	966,821
		5,190,074

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 4.7%
24,817	Bally’s Corp. (a)	$1,136,867
49,776	Bloomin’ Brands, Inc. (a)	1,076,157
17,992	Cheesecake Factory (The), Inc. (a)	731,195
32,465	Dave & Buster’s Entertainment, Inc. (a)	1,205,425
87,421	Everi Holdings, Inc. (a)	2,098,104
35,550	Hilton Grand Vacations, Inc. (a)	1,787,454
8,689	Jack in the Box, Inc.	859,777
16,646	Papa John’s International, Inc.	2,065,436
41,269	Red Rock Resorts, Inc., Class A (a)	2,245,446
30,568	SeaWorld Entertainment, Inc. (a)	1,941,068
5,286	Shake Shack, Inc., Class A (a)	365,633
19,895	Six Flags Entertainment Corp. (a)	818,281
		16,330,843

	Household Durables — 0.9%
7,891	Installed Building Products, Inc.	1,002,552
35,197	Skyline Champion Corp. (a)	2,228,674
		3,231,226

	Household Products — 0.1%
1,793	WD-40 Co.	407,011

	Independent Power and Renewable Electricity Producers — 0.4%
41,109	Clearway Energy, Inc., Class C	1,458,547

	Insurance — 1.3%
11,106	Goosehead Insurance, Inc., Class A	1,602,596
5,230	Kinsale Capital Group, Inc.	978,794
15,393	Palomar Holdings, Inc. (a)	1,407,690
32,079	Selectquote, Inc. (a)	426,330
		4,415,410

	Interactive Media & Services — 1.0%
53,838	Cargurus, Inc. (a)	1,805,726
51,937	fuboTV, Inc. (a) (c)	1,548,242
		3,353,968

	Internet & Direct Marketing Retail — 1.4%
31,473	RealReal (The), Inc. (a)	410,093
27,378	Revolve Group, Inc. (a)	2,054,445
14,925	Shutterstock, Inc.	1,808,164
21,163	Stitch Fix, Inc., Class A (a)	732,240
		5,004,942

	IT Services — 2.9%
27,216	EVERTEC, Inc.	1,230,435
13,734	ExlService Holdings, Inc. (a)	1,684,201
18,272	Perficient, Inc. (a)	2,258,419
18,009	Repay Holdings Corp. (a)	378,369
71,413	Sabre Corp. (a)	741,267

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
49,010	Switch, Inc., Class A	$1,238,973
67,267	Unisys Corp. (a)	1,720,017
56,108	Verra Mobility Corp. (a)	834,887
		10,086,568

	Leisure Products — 1.2%
36,213	Acushnet Holdings Corp.	1,844,690
52,439	Vista Outdoor, Inc. (a)	2,194,048
		4,038,738

	Life Sciences Tools & Services — 0.1%
8,329	Quanterix Corp. (a)	421,531

	Machinery — 2.5%
45,024	Evoqua Water Technologies Corp. (a)	1,883,354
25,743	Helios Technologies, Inc.	2,343,900
8,286	Kadant, Inc.	1,840,486
8,199	Lindsay Corp.	1,194,348
29,557	Terex Corp.	1,324,154
		8,586,242

	Marine — 0.6%
26,189	Matson, Inc.	2,181,020

	Media — 2.1%
67,588	iHeartMedia, Inc., Class A (a)	1,309,855
30,197	Magnite, Inc. (a)	816,225
53,380	Sinclair Broadcast Group, Inc., Class A	1,394,819
20,516	TechTarget, Inc. (a)	1,934,864
107,574	WideOpenWest, Inc. (a)	2,049,285
		7,505,048

	Metals & Mining — 0.8%
50,843	Allegheny Technologies, Inc. (a)	818,572
75,416	Hecla Mining Co.	435,905
15,520	Kaiser Aluminum Corp.	1,507,613
		2,762,090

	Mortgage Real Estate Investment Trusts — 0.4%
67,155	Arbor Realty Trust, Inc.	1,350,487

	Multiline Retail — 0.8%
12,252	Dillard’s, Inc., Class A	2,831,927

	Oil, Gas & Consumable Fuels — 5.8%
43,070	Callon Petroleum Co. (a)	2,228,011
50,896	Clean Energy Fuels Corp. (a)	469,261
30,088	Denbury, Inc. (a)	2,547,250
118,820	Magnolia Oil & Gas Corp., Class A	2,480,962
55,567	Matador Resources Co.	2,325,479
44,604	PDC Energy, Inc.	2,333,235

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
93,411	Range Resources Corp. (a)	$2,178,344
80,129	SM Energy Co.	2,750,027
381,559	Southwestern Energy Co. (a)	1,862,008
318,255	Tellurian, Inc. (a)	1,247,560
		20,422,137

	Personal Products — 0.8%
22,618	Inter Parfums, Inc.	2,089,451
4,390	Medifast, Inc.	861,625
		2,951,076

	Pharmaceuticals — 1.3%
21,075	Corcept Therapeutics, Inc. (a)	379,350
44,120	Harmony Biosciences Holdings, Inc. (a)	1,829,656
22,680	Intra-Cellular Therapies, Inc. (a)	976,828
23,097	Nektar Therapeutics (a)	350,150
19,734	NGM Biopharmaceuticals, Inc. (a)	364,487
7,406	Pacira BioSciences, Inc. (a)	387,186
30,351	Revance Therapeutics, Inc. (a)	417,326
		4,704,983

	Professional Services — 0.6%
29,213	Korn Ferry	2,255,536

	Real Estate Management & Development — 1.3%
40,416	Kennedy-Wilson Holdings, Inc.	904,106
147,719	Newmark Group, Inc., Class A	2,198,059
29,557	St Joe (The) Co.	1,389,770
		4,491,935

	Semiconductors & Semiconductor Equipment — 5.6%
15,375	ACM Research, Inc., Class A (a)	1,632,364
13,573	Ambarella, Inc. (a)	2,522,271
38,959	Cohu, Inc. (a)	1,248,246
23,334	Diodes, Inc. (a)	2,242,164
42,919	MaxLinear, Inc. (a)	2,703,897
23,405	Onto Innovation, Inc. (a)	1,853,910
56,052	Rambus, Inc. (a)	1,304,330
21,690	Semtech Corp. (a)	1,844,301
10,355	SiTime Corp. (a)	2,742,936
29,211	Ultra Clean Holdings, Inc. (a)	1,447,989
		19,542,408

	Software — 8.0%
17,733	8x8, Inc. (a)	401,830
10,815	Alarm.com Holdings, Inc. (a)	911,272
12,264	Altair Engineering, Inc., Class A (a)	954,017
3,445	Appfolio, Inc., Class A (a)	453,672
20,961	Avaya Holdings Corp. (a)	390,294
12,020	Blackbaud, Inc. (a)	853,540
35,722	Box, Inc., Class A (a)	922,699

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
8,796	Cerence, Inc. (a)	$924,723
16,522	CommVault Systems, Inc. (a)	1,016,103
20,028	Domo, Inc., Class B (a)	1,769,474
15,507	Envestnet, Inc. (a)	1,294,834
32,306	Jamf Holding Corp. (a)	1,539,381
39,403	Marathon Digital Holdings, Inc. (a) (c)	2,058,413
26,589	Mimecast Ltd. (a)	2,005,874
21,161	Momentive Global, Inc. (a)	485,010
20,414	PagerDuty, Inc. (a)	852,284
25,297	Progress Software Corp.	1,300,519
7,596	Qualys, Inc. (a)	945,550
16,138	Riot Blockchain, Inc. (a) (c)	439,276
17,335	Sprout Social, Inc., Class A (a)	2,213,333
13,104	SPS Commerce, Inc. (a)	2,001,374
104,905	Vonage Holdings Corp. (a)	1,691,069
66,050	Xperi Holding Corp.	1,183,616
34,479	Yext, Inc. (a)	434,091
50,999	Zuora, Inc., Class A (a)	1,114,838
		28,157,086

	Specialty Retail — 3.4%
44,940	Abercrombie & Fitch Co., Class A (a)	1,776,928
24,012	Bed Bath & Beyond, Inc. (a)	337,128
23,785	Boot Barn Holdings, Inc. (a)	2,485,295
42,716	Buckle (The), Inc.	1,777,840
16,813	GrowGeneration Corp. (a)	354,418
30,085	Rent-A-Center, Inc.	1,602,327
26,771	Signet Jewelers Ltd.	2,387,438
13,312	Sleep Number Corp. (a)	1,175,982
		11,897,356

	Technology Hardware, Storage & Peripherals — 0.8%
30,668	3D Systems Corp. (a)	863,611
43,027	Avid Technology, Inc. (a)	1,232,293
32,607	Corsair Gaming, Inc. (a) (c)	797,241
		2,893,145

	Textiles, Apparel & Luxury Goods — 1.7%
24,912	Kontoor Brands, Inc.	1,320,336
50,770	Levi Strauss & Co., Class A	1,329,158
18,753	Oxford Industries, Inc.	1,738,778
30,986	Steven Madden Ltd.	1,397,469
		5,785,741

	Thrifts & Mortgage Finance — 2.0%
32,810	Axos Financial, Inc. (a)	1,738,930
67,265	Columbia Financial, Inc. (a)	1,252,475
40,280	Meta Financial Group, Inc.	2,233,123

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
14,900	Walker & Dunlop, Inc.	$1,938,043
		7,162,571

	Tobacco — 0.4%
97,600	Vector Group Ltd.	1,294,176

	Trading Companies & Distributors — 1.4%
90,627	Custom Truck One Source, Inc. (a) (c)	820,175
44,631	Global Industrial Co.	1,811,126
12,932	Herc Holdings, Inc.	2,354,141
		4,985,442

	Water Utilities — 1.0%
9,888	American States Water Co.	898,226
21,116	California Water Service Group	1,285,542
12,108	Middlesex Water Co.	1,333,333
		3,517,101
	Total Common Stocks — 100.0%	350,528,432
	(Cost $308,809,488)

Principal Value	Description	Value

	Repurchase Agreements — 1.2%
$2,000,000	Citigroup, Inc., 0.05% (d), dated 10/29/21, due 11/01/21, with a maturity value of $2,000,003. Collateralized by U.S. Treasury Securities, interest rates of 0.000% to 6.250%, due 10/31/21 to 02/15/50. The value of the collateral including accrued interest is $2,040,000. (e)	2,000,000
1,272,498	JPMorgan Chase & Co., 0.05% (d), dated 10/29/21, due 11/01/21, with a maturity value of $1,272,500. Collateralized by U.S. Treasury Securities, interest rates of 0.000% to 2.875%, due 02/24/22 to 12/15/23. The value of the collateral including accrued interest is $1,297,948. (e)	1,272,498
1,000,000	Mizuho Financial Group, Inc., 0.03% (d), dated 10/29/21, due 11/01/21, with a maturity value of $1,000,001. Collateralized by U.S. Treasury Securities, interest rates of 0.125% to 2.750%, due 01/31/22 to 05/15/29. The value of the collateral including accrued interest is $1,020,000. (e)	1,000,000

Description	Value

Total Repurchase Agreements — 1.2%	$4,272,498
(Cost $4,272,498)

Total Investments — 101.2%	354,800,930
(Cost $313,081,986) (f)
Net Other Assets and Liabilities — (1.2)%	(4,100,848)
Net Assets — 100.0%	$350,700,082

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,167,993 and the total value of the collateral held by the Fund is $4,272,498.
(d)	Rate shown reflects yield as of October 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,135,582 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,416,638. The net unrealized appreciation was $41,718,944.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$350,528,432	$350,528,432	$—	$—
Repurchase Agreements	4,272,498	—	4,272,498	—
Total Investments	$354,800,930	$350,528,432	$4,272,498	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq AlphaDEX® Large Cap Core Index, Nasdaq AlphaDEX® Mid Cap Core Index, Nasdaq AlphaDEX® Small Cap Core Index, Nasdaq AlphaDEX® Large Cap Value Index, Nasdaq AlphaDEX® Large Cap Growth Index, Nasdaq AlphaDEX® Multi Cap Value Index, Nasdaq AlphaDEX® Multi Cap Growth Index, Nasdaq AlphaDEX® Mid Cap Value Index, Nasdaq AlphaDEX® Mid Cap Growth Index, Nasdaq AlphaDEX® Small Cap Value Index and Nasdaq AlphaDEX® Small Cap Growth Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.